SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.0%
Aerospace & Defense — 1.7%
Boeing Co.(1)	672	$102,171
Howmet Aerospace, Inc.	5,366	537,942
L3Harris Technologies, Inc.	766	182,208
Northrop Grumman Corp.	1,477	779,959
RTX Corp.	4,335	525,229

		2,127,509

Air Freight & Logistics — 1.0%
FedEx Corp.	4,429	1,212,129

		1,212,129

Automobiles — 1.4%
General Motors Co.	4,599	206,219
Tesla, Inc.(1)	5,861	1,533,414

		1,739,633

Banks — 3.1%
Bank of America Corp.	44,023	1,746,833
Citigroup, Inc.	29,076	1,820,158
JPMorgan Chase & Co.	1,533	323,248

		3,890,239

Beverages — 2.4%
Coca-Cola Co.	19,210	1,380,431
Monster Beverage Corp.(1)	4,378	228,400
PepsiCo, Inc.	8,671	1,474,503

		3,083,334

Biotechnology — 2.3%
AbbVie, Inc.	9,039	1,785,022
Ascendis Pharma AS, ADR(1)	4,678	698,472
Exact Sciences Corp.(1)	1,879	127,998
Regeneron Pharmaceuticals, Inc.(1)	305	320,628

		2,932,120

Broadline Retail — 4.2%
Amazon.com, Inc.(1)	28,350	5,282,455

		5,282,455

Capital Markets — 1.7%
BlackRock, Inc.	188	178,508
Charles Schwab Corp.	16,465	1,067,097
CME Group, Inc.	1,367	301,628
TPG, Inc.	10,561	607,891

		2,155,124

Chemicals — 2.4%
Corteva, Inc.	17,291	1,016,538
DuPont de Nemours, Inc.	5,239	466,847
Eastman Chemical Co.	3,147	352,307
Linde PLC	401	191,221
PPG Industries, Inc.	2,498	330,885
Sherwin-Williams Co.	1,661	633,954

		2,991,752

Construction Materials — 0.4%
CRH PLC	5,972	553,843

		553,843

Consumer Finance — 1.1%
Capital One Financial Corp.	9,460	1,416,446

		1,416,446

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Consumer Staples Distribution & Retail — 2.4%
BJ’s Wholesale Club Holdings, Inc.(1)	2,420	$199,602
Costco Wholesale Corp.	830	735,811
Target Corp.	3,319	517,299
Walmart, Inc.	19,184	1,549,108

		3,001,820

Containers & Packaging — 0.4%
Berry Global Group, Inc.	3,056	207,747
International Paper Co.	7,182	350,841

		558,588

Electric Utilities — 2.9%
Constellation Energy Corp.	456	118,569
Exelon Corp.	14,030	568,916
NextEra Energy, Inc.	8,775	741,751
NRG Energy, Inc.	12,149	1,106,774
PG&E Corp.	21,832	431,619
PPL Corp.	12,628	417,734
Southern Co.	2,879	259,628

		3,644,991

Electrical Equipment — 0.5%
Vertiv Holdings Co., Class A	6,157	612,560

		612,560

Electronic Equipment, Instruments & Components — 0.3%
Vontier Corp.	12,228	412,573

		412,573

Energy Equipment & Services — 0.3%
Noble Corp. PLC	9,956	359,810

		359,810

Entertainment — 0.9%
Netflix, Inc.(1)	1,004	712,107
Walt Disney Co.	4,238	407,653

		1,119,760

Financial Services — 3.8%
Apollo Global Management, Inc.	7,383	922,211
Berkshire Hathaway, Inc., Class B(1)	1,542	709,721
Mastercard, Inc., Class A	4,276	2,111,489
Visa, Inc., Class A	4,032	1,108,598

		4,852,019

Food Products — 0.2%
General Mills, Inc.	4,252	314,010

		314,010

Ground Transportation — 1.4%
Canadian Pacific Kansas City Ltd.	5,206	445,321
Old Dominion Freight Line, Inc.	1,622	322,194
Uber Technologies, Inc.(1)	3,859	290,043
Union Pacific Corp.	2,663	656,376

		1,713,934

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	5,476	624,319
Becton Dickinson & Co.	526	126,818
Boston Scientific Corp.(1)	7,601	636,964
Intuitive Surgical, Inc.(1)	1,412	693,673
Medtronic PLC	2,962	266,669

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
Stryker Corp.	301	$108,739

		2,457,182

Health Care Providers & Services — 2.9%
Cigna Group	1,565	542,178
Elevance Health, Inc.	320	166,400
McKesson Corp.	1,409	696,638
UnitedHealth Group, Inc.	3,941	2,304,224

		3,709,440

Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	222	935,091
Chipotle Mexican Grill, Inc.(1)	11,527	664,186
Hilton Worldwide Holdings, Inc.	2,431	560,345
Vail Resorts, Inc.	1,407	245,226

		2,404,848

Household Durables — 0.8%
PulteGroup, Inc.	6,957	998,538

		998,538

Household Products — 1.5%
Clorox Co.	945	153,950
Procter & Gamble Co.	10,328	1,788,810

		1,942,760

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	3,706	766,067

		766,067

Insurance — 2.1%
AIA Group Ltd. (Hong Kong)	96,200	850,677
Assured Guaranty Ltd.	7,891	627,492
AXA SA (France)	23,005	885,382
Prudential PLC (United Kingdom)	33,511	312,609

		2,676,160

Interactive Media & Services — 6.3%
Alphabet, Inc., Class A	25,900	4,295,515
Meta Platforms, Inc., Class A	6,456	3,695,673

		7,991,188

Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories, Inc., Class A(1)	1,684	563,433
Danaher Corp.	2,217	616,370
Thermo Fisher Scientific, Inc.	1,391	860,431

		2,040,234

Machinery — 1.7%
Fortive Corp.	10,192	804,455
Ingersoll Rand, Inc.	4,625	453,990
Otis Worldwide Corp.	9,141	950,115

		2,208,560

Media — 0.8%
Charter Communications, Inc., Class A(1)	3,012	976,129

		976,129

Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	3,336	268,740
Glencore PLC (United Kingdom)(1)	59,544	340,980

		609,720

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Office REITs — 0.2%
Vornado Realty Trust	7,967	$313,900

		313,900

Oil, Gas & Consumable Fuels — 3.4%
BP PLC (United Kingdom)	55,604	293,299
Cenovus Energy, Inc. (Canada)	37,233	622,729
ConocoPhillips	4,346	457,547
Exxon Mobil Corp.	20,611	2,416,021
Shell PLC (United Kingdom)	15,589	508,091

		4,297,687

Passenger Airlines — 0.2%
Southwest Airlines Co.	10,123	299,944

		299,944

Pharmaceuticals — 3.4%
4Front Ventures Corp.(1)	491,328	22,110
Eli Lilly & Co.	2,209	1,957,041
Innoviva, Inc.(1)	40,388	779,892
Johnson & Johnson	4,327	701,234
Merck & Co., Inc.	5,433	616,972
Zoetis, Inc.	942	184,048

		4,261,297

Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.(1)	18,722	3,071,906
Analog Devices, Inc.	6,957	1,601,292
Broadcom, Inc.	10,890	1,878,525
NVIDIA Corp.	63,154	7,669,422
QUALCOMM, Inc.	4,659	792,263

		15,013,408

Software — 10.0%
Fair Isaac Corp.(1)	307	596,661
Microsoft Corp.	19,799	8,519,510
Nutanix, Inc., Class A(1)	6,413	379,970
Oracle Corp.	16,898	2,879,419
Salesforce, Inc.	989	270,699

		12,646,259

Specialized REITs — 0.9%
American Tower Corp.	1,857	431,864
Gaming & Leisure Properties, Inc.	14,497	745,871

		1,177,735

Specialty Retail — 2.0%
Home Depot, Inc.	4,732	1,917,406
O’Reilly Automotive, Inc.(1)	161	185,408
TJX Cos., Inc.	3,875	455,468

		2,558,282

Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	33,474	7,799,442
Seagate Technology Holdings PLC	18,593	2,036,491

		9,835,933

Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A	7,491	163,304
Lululemon Athletica, Inc.(1)	828	224,677
NIKE, Inc., Class B	1,355	119,782
On Holding AG, Class A(1)	1,572	78,836

		586,599

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	782	$633,209

		633,209

Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	5,122	1,056,976

		1,056,976

Total Common Stocks (Cost $72,810,130)		125,436,704

Exchange-Traded Funds — 0.8%
SPDR S&P 500 ETF Trust	1,724	989,162

Total Exchange-Traded Funds (Cost $979,919)		989,162

	Principal Amount	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $738,713, due 10/1/2024(2)	$738,682	738,682

Total Repurchase Agreements (Cost $738,682)		738,682

Total Investments — 100.4% (Cost $74,528,731)		127,164,548

Liabilities in excess of other assets — (0.4)%		(510,309)

Total Net Assets — 100.0%		$126,654,239

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$725,400	$753,556

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$122,245,666	$3,191,038	*	$—	$125,436,704
Exchange-Traded Funds	989,162	—		—	989,162
Repurchase Agreements	—	738,682		—	738,682

Total	$123,234,828	$3,929,720		$—	$127,164,548

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.6%
Aerospace & Defense — 3.4%
Curtiss-Wright Corp.	3,182	$1,045,892
RTX Corp.	16,652	2,017,556
Textron, Inc.	12,074	1,069,515

		4,132,963

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	2,666	363,482

		363,482

Automobile Components — 1.4%
Aptiv PLC(1)	9,309	670,341
BorgWarner, Inc.	29,591	1,073,858

		1,744,199

Banks — 7.5%
Citigroup, Inc.	40,929	2,562,155
JPMorgan Chase & Co.	21,147	4,459,057
Wells Fargo & Co.	37,592	2,123,572

		9,144,784

Biotechnology — 6.4%
Amgen, Inc.	2,822	909,276
Gilead Sciences, Inc.	27,996	2,347,185
Regeneron Pharmaceuticals, Inc.(1)	2,938	3,088,543
United Therapeutics Corp.(1)	4,171	1,494,678

		7,839,682

Building Products — 2.2%
A.O. Smith Corp.	7,730	694,386
Allegion PLC	4,879	711,066
Builders FirstSource, Inc.(1)	6,290	1,219,379

		2,624,831

Capital Markets — 3.2%
Blackstone Secured Lending Fund	28,340	830,079
S&P Global, Inc.	5,875	3,035,142

		3,865,221

Chemicals — 1.9%
CF Industries Holdings, Inc.	9,922	851,308
LyondellBasell Industries NV, Class A	5,480	525,532
PPG Industries, Inc.	6,736	892,250

		2,269,090

Commercial Services & Supplies — 0.6%
Veralto Corp.	6,679	747,113

		747,113

Consumer Staples Distribution & Retail — 4.7%
Casey’s General Stores, Inc.	3,185	1,196,636
Walmart, Inc.	55,868	4,511,341

		5,707,977

Distributors — 0.5%
LKQ Corp.	15,473	617,682

		617,682

Electrical Equipment — 3.0%
Emerson Electric Co.	5,563	608,425
Generac Holdings, Inc.(1)	8,031	1,275,965
nVent Electric PLC	25,326	1,779,405

		3,663,795

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity PLC	7,385	$1,115,061

		1,115,061

Energy Equipment & Services — 1.0%
ChampionX Corp.	11,676	352,031
Helmerich & Payne, Inc.	27,430	834,421

		1,186,452

Entertainment — 2.0%
Electronic Arts, Inc.	17,368	2,491,266

		2,491,266

Financial Services — 8.5%
Berkshire Hathaway, Inc., Class B(1)	10,162	4,677,162
Fiserv, Inc.(1)	15,650	2,811,523
Mastercard, Inc., Class A	3,474	1,715,461
MGIC Investment Corp.	44,283	1,133,645

		10,337,791

Ground Transportation — 1.3%
JB Hunt Transport Services, Inc.	9,113	1,570,443

		1,570,443

Health Care Equipment & Supplies — 1.2%
GE HealthCare Technologies, Inc.	16,077	1,508,827

		1,508,827

Health Care Providers & Services — 6.2%
Cencora, Inc.	12,076	2,718,066
Elevance Health, Inc.	8,051	4,186,520
Quest Diagnostics, Inc.	4,241	658,415

		7,563,001

Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	18,563	1,809,707

		1,809,707

Household Durables — 1.0%
D.R. Horton, Inc.	6,266	1,195,365

		1,195,365

Insurance — 2.4%
Axis Capital Holdings Ltd.	23,008	1,831,667
MetLife, Inc.	13,680	1,128,326

		2,959,993

IT Services — 2.9%
Accenture PLC, Class A	9,857	3,484,252

		3,484,252

Machinery — 2.9%
Dover Corp.	4,299	824,290
Oshkosh Corp.	5,523	553,460
PACCAR, Inc.	8,589	847,562
Westinghouse Air Brake Technologies Corp.	6,888	1,252,032

		3,477,344

Media — 2.7%
Comcast Corp., Class A	77,853	3,251,920

		3,251,920

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — 1.3%
Steel Dynamics, Inc.	12,890	$1,625,171

		1,625,171

Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	14,181	2,088,436
ConocoPhillips	15,443	1,625,839
EOG Resources, Inc.	17,763	2,183,606
Phillips 66	17,051	2,241,354

		8,139,235

Pharmaceuticals — 5.7%
Johnson & Johnson	17,839	2,890,988
Merck & Co., Inc.	15,940	1,810,147
Roche Holding AG, ADR	54,840	2,190,858

		6,891,993

Professional Services — 1.0%
Robert Half, Inc.	18,697	1,260,365

		1,260,365

Semiconductors & Semiconductor Equipment — 5.9%
Intel Corp.	31,365	735,823
QUALCOMM, Inc.	11,997	2,040,090
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,929	1,377,029
Texas Instruments, Inc.	14,773	3,051,659

		7,204,601

Specialized REITs — 0.7%
Public Storage	2,337	850,364

		850,364

Specialty Retail — 1.9%
Ross Stores, Inc.	15,375	2,314,091

		2,314,091

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc.(1)	4,224	1,146,183
NIKE, Inc., Class B	14,608	1,291,347

		2,437,530

Tobacco — 3.4%
Philip Morris International, Inc.	34,099	4,139,619

		4,139,619

Trading Companies & Distributors — 1.4%
Ferguson Enterprises, Inc.	5,626	1,117,155
MSC Industrial Direct Co., Inc., Class A	6,522	561,283

		1,678,438

Total Common Stocks (Cost $89,708,291)		121,213,648

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $931,978, due 10/1/2024(2)	$931,939	$931,939

Total Repurchase Agreements (Cost $931,939)		931,939

Total Investments — 100.4% (Cost $90,640,230)		122,145,587

Liabilities in excess of other assets — (0.4)%		(448,206)

Total Net Assets — 100.0%		$121,697,381

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$915,200	$950,741

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$121,213,648	$—	$—	$121,213,648
Repurchase Agreements	—	931,939	—	931,939

Total	$121,213,648	$931,939	$—	$122,145,587

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.9%
Aerospace & Defense — 2.3%
General Dynamics Corp.	12,222	$3,693,488
RTX Corp.	29,137	3,530,239

		7,223,727

Automobiles — 0.7%
Tesla, Inc.(1)	8,878	2,322,751

		2,322,751

Banks — 4.7%
Bank of America Corp.	100,987	4,007,164
JPMorgan Chase & Co.	33,318	7,025,433
Wells Fargo & Co.	64,797	3,660,383

		14,692,980

Beverages — 1.5%
Constellation Brands, Inc., Class A	10,059	2,592,104
Monster Beverage Corp.(1)	39,580	2,064,888

		4,656,992

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.(1)	7,213	3,354,622

		3,354,622

Broadline Retail — 4.8%
Amazon.com, Inc.(1)	79,164	14,750,628

		14,750,628

Building Products — 0.8%
Builders FirstSource, Inc.(1)	13,549	2,626,609

		2,626,609

Capital Markets — 2.0%
Morgan Stanley	34,780	3,625,467
Nasdaq, Inc.	33,344	2,434,446

		6,059,913

Chemicals — 1.1%
Sherwin-Williams Co.	8,797	3,357,551

		3,357,551

Consumer Finance — 1.3%
American Express Co.	15,193	4,120,342

		4,120,342

Electric Utilities — 1.7%
Duke Energy Corp.	23,814	2,745,754
PG&E Corp.	125,574	2,482,598

		5,228,352

Electrical Equipment — 2.4%
AMETEK, Inc.	14,547	2,497,865
Emerson Electric Co.	18,520	2,025,533
GE Vernova, Inc.(1)	11,786	3,005,194

		7,528,592

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	11,056	2,501,973

		2,501,973

Entertainment — 1.7%
Netflix, Inc.(1)	7,243	5,137,243

		5,137,243

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 1.8%
Mastercard, Inc., Class A	11,434	$5,646,109

		5,646,109

Gas Utilities — 0.8%
Atmos Energy Corp.	17,170	2,381,651

		2,381,651

Ground Transportation — 1.3%
Uber Technologies, Inc.(1)	54,123	4,067,885

		4,067,885

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	30,183	3,441,164
Boston Scientific Corp.(1)	47,281	3,962,148
Edwards Lifesciences Corp.(1)	31,402	2,072,218

		9,475,530

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	10,461	6,116,337

		6,116,337

Health Care REITs — 1.1%
Welltower, Inc.	25,791	3,302,022

		3,302,022

Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	5,857	1,229,209

		1,229,209

Hotels, Restaurants & Leisure — 2.8%
Marriott International, Inc., Class A	13,045	3,242,987
McDonald’s Corp.	9,787	2,980,239
Starbucks Corp.	24,997	2,436,958

		8,660,184

Household Products — 1.8%
Procter & Gamble Co.	31,779	5,504,123

		5,504,123

Industrial REITs — 0.5%
Lineage, Inc.	17,955	1,407,313

		1,407,313

Insurance — 3.1%
Arch Capital Group Ltd.(1)	24,788	2,773,281
Chubb Ltd.	10,196	2,940,425
Progressive Corp.	15,824	4,015,498

		9,729,204

Interactive Media & Services — 7.1%
Alphabet, Inc., Class A	78,085	12,950,397
Meta Platforms, Inc., Class A	15,856	9,076,609

		22,027,006

IT Services — 0.9%
Accenture PLC, Class A	7,950	2,810,166

		2,810,166

Life Sciences Tools & Services — 2.2%
Danaher Corp.	12,213	3,395,458
Thermo Fisher Scientific, Inc.	5,416	3,350,175

		6,745,633

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 3.2%
Deere & Co.	6,564	$2,739,354
Ingersoll Rand, Inc.	24,888	2,443,006
Nordson Corp.	4,524	1,188,138
Parker-Hannifin Corp.	5,450	3,443,419

		9,813,917

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	38,819	1,937,844

		1,937,844

Multi-Utilities — 0.2%
WEC Energy Group, Inc.	5,400	519,372

		519,372

Oil, Gas & Consumable Fuels — 3.0%
Chesapeake Energy Corp.	16,267	1,337,961
ConocoPhillips	21,286	2,240,990
Diamondback Energy, Inc.	10,225	1,762,790
EOG Resources, Inc.	19,164	2,355,831
Phillips 66	11,987	1,575,691

		9,273,263

Personal Care Products — 0.9%
Estee Lauder Cos., Inc., Class A	28,725	2,863,595

		2,863,595

Pharmaceuticals — 3.7%
Eli Lilly & Co.	7,532	6,672,900
Merck & Co., Inc.	41,068	4,663,682

		11,336,582

Semiconductors & Semiconductor Equipment — 11.5%
Broadcom, Inc.	46,249	7,977,952
KLA Corp.	4,830	3,740,400
NVIDIA Corp.	167,299	20,316,791
Texas Instruments, Inc.	16,875	3,485,869

		35,521,012

Software — 10.4%
Intuit, Inc.	4,933	3,063,393
Microsoft Corp.	49,670	21,373,001
PTC, Inc.(1)	11,507	2,078,854
Salesforce, Inc.	13,266	3,631,037
Workday, Inc., Class A(1)	8,202	2,004,651

		32,150,936

Specialized REITs — 0.7%
Equinix, Inc.	2,571	2,282,097

		2,282,097

Specialty Retail — 1.4%
AutoZone, Inc.(1)	976	3,074,439
TJX Cos., Inc.	11,106	1,305,399

		4,379,838

Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.	103,264	24,060,512

		24,060,512

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	25,417	$2,246,863

		2,246,863

Total Investments — 99.9% (Cost $221,731,319)		309,050,478

Assets in excess of other liabilities — 0.1%		439,039

Total Net Assets — 100.0%		$309,489,517

(1)	Non–income–producing security.

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$309,050,478	$—	$—	$309,050,478

Total	$309,050,478	$—	$—	$309,050,478

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.1%
Australia — 1.7%
Goodman Group REITs	30,271	$777,274
QBE Insurance Group Ltd.	65,239	745,513

		1,522,787

Cayman Islands — 1.0%
Tencent Holdings Ltd.	17,000	951,879

		951,879

Denmark — 5.5%
Coloplast AS, Class B	4,640	606,238
Novo Nordisk AS, Class B	37,578	4,474,535

		5,080,773

France — 14.8%
Air Liquide SA	14,406	2,782,306
Dassault Systemes SE	30,844	1,224,033
L’Oreal SA	1,377	617,314
Legrand SA	9,802	1,130,332
LVMH Moet Hennessy Louis Vuitton SE	2,562	1,967,653
Safran SA	14,123	3,332,332
Sanofi SA	9,806	1,129,790
Schneider Electric SE	2,029	536,797
Vinci SA	8,382	980,694

		13,701,251

Germany — 4.4%
Delivery Hero SE(1)(2)	4,536	183,763
Deutsche Boerse AG	4,483	1,051,273
Muenchener Rueckversicherungs-Gesellschaft AG, Reg S	2,368	1,302,934
SAP SE	6,758	1,535,155

		4,073,125

Ireland — 2.7%
Linde PLC	3,731	1,771,258
Ryanair Holdings PLC, ADR	16,138	729,092

		2,500,350

Japan — 24.2%
Advantest Corp.	17,300	822,039
Daiichi Sankyo Co. Ltd.	18,500	608,209
Daikin Industries Ltd.	3,700	519,551
Denso Corp.	48,000	714,479
Hitachi Ltd.	85,100	2,248,231
Hoya Corp.	15,200	2,104,762
Keyence Corp.	5,000	2,393,259
Otsuka Corp.	35,800	883,052
Rakuten Bank Ltd.(2)	41,800	950,447
Recruit Holdings Co. Ltd.	46,400	2,826,187
Shimano, Inc.	6,000	1,137,520
Shin-Etsu Chemical Co. Ltd.	46,000	1,924,043
Sony Group Corp.	137,500	2,670,447
Terumo Corp.	57,600	1,086,494
Tokio Marine Holdings, Inc.	42,100	1,544,426

		22,433,146

Netherlands — 11.4%
Adyen NV(1)(2)	159	249,018
Airbus SE	11,815	1,730,033
Argenx SE(2)	1,331	720,434
ASML Holding NV	5,396	4,498,371
Ferrovial SE	23,912	1,029,295
Heineken NV	15,580	1,381,430

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Netherlands — (continued)
Wolters Kluwer NV	5,398	$909,869

		10,518,450

Republic of Korea — 0.4%
Samsung Electronics Co. Ltd.	7,648	362,480

		362,480

Singapore — 1.8%
DBS Group Holdings Ltd.	56,940	1,691,092

		1,691,092

Spain — 2.3%
Industria de Diseno Textil SA	36,208	2,143,037

		2,143,037

Sweden — 3.4%
Atlas Copco AB, Class A	108,098	2,091,332
Volvo AB, Class B	38,756	1,024,579

		3,115,911

Switzerland — 6.3%
Cie Financiere Richemont SA, Reg S, Class A	12,511	1,983,523
Nestle SA, Reg S	31,502	3,174,867
Straumann Holding AG, Reg S	4,023	660,374

		5,818,764

Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,126	1,411,242

		1,411,242

United Kingdom — 15.1%
3i Group PLC	57,417	2,541,956
Allfunds Group PLC	20,302	124,871
AstraZeneca PLC	7,117	1,108,579
Compass Group PLC	14,190	454,652
Diageo PLC	12,039	420,065
InterContinental Hotels Group PLC	22,431	2,451,418
London Stock Exchange Group PLC	15,096	2,064,091
Next PLC	3,583	469,312
RELX PLC	55,615	2,613,010
Sage Group PLC	56,440	774,483
SSE PLC	37,966	956,997

		13,979,434

United States — 2.6%
Ferguson Enterprises, Inc.	4,085	804,774
MercadoLibre, Inc.(2)	351	720,238
Yum China Holdings, Inc.	19,790	890,946

		2,415,958

Total Common Stocks (Cost $61,254,503)		91,719,679

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $606,338, due 10/1/2024(3)	$606,312	$606,312

Total Repurchase Agreements (Cost $606,312)		606,312

Total Investments — 99.7% (Cost $61,860,815)		92,325,991

Assets in excess of other liabilities — 0.3%		249,623

Total Net Assets — 100.0%		$92,575,614

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2024, the aggregate market value of these securities amounted to $432,781, representing 0.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Non–income–producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$595,400	$618,499

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,522,787	*	$—	$1,522,787
Cayman Islands	—	951,879	*	—	951,879
Denmark	—	5,080,773	*	—	5,080,773
France	—	13,701,251	*	—	13,701,251
Germany	—	4,073,125	*	—	4,073,125
Ireland	729,092	1,771,258	*	—	2,500,350
Japan	—	22,433,146	*	—	22,433,146
Netherlands	—	10,518,450	*	—	10,518,450
Republic of Korea	—	362,480	*	—	362,480
Singapore	—	1,691,092	*	—	1,691,092
Spain	—	2,143,037	*	—	2,143,037
Sweden	—	3,115,911	*	—	3,115,911
Switzerland	—	5,818,764	*	—	5,818,764
Taiwan	1,411,242	—		—	1,411,242
United Kingdom	—	13,979,434		—	13,979,434
United States	2,415,958	—		—	2,415,958
Repurchase Agreements	—	606,312		—	606,312

Total	$4,556,292	$87,769,699		$—	$92,325,991

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.1%
Australia — 1.5%
Rio Tinto Ltd.	43,957	$3,913,800

		3,913,800

Austria — 1.4%
Erste Group Bank AG	68,314	3,748,118

		3,748,118

Belgium — 1.3%
UCB SA	19,081	3,440,764

		3,440,764

Canada — 1.0%
Nutrien Ltd.	25,911	1,245,115
Toronto-Dominion Bank	23,690	1,497,999

		2,743,114

Cayman Islands — 1.2%
NU Holdings Ltd., Class A(1)	63,113	861,492
Tencent Holdings Ltd.	23,200	1,299,035
Tencent Music Entertainment Group, ADR	72,160	869,528

		3,030,055

China — 0.4%
Contemporary Amperex Technology Co. Ltd., Class A	32,700	1,161,453

		1,161,453

Denmark — 3.7%
Novo Nordisk AS, Class B	59,863	7,128,083
Vestas Wind Systems AS(1)	119,263	2,633,334

		9,761,417

France — 7.8%
BNP Paribas SA	44,103	3,026,538
EssilorLuxottica SA	14,933	3,538,526
Legrand SA	26,054	3,004,456
LVMH Moet Hennessy Louis Vuitton SE	1,915	1,470,748
Sanofi SA	28,314	3,262,174
Schneider Electric SE	18,158	4,803,918
TotalEnergies SE	18,969	1,229,481

		20,335,841

Germany — 10.0%
Allianz SE, Reg S	13,735	4,506,841
Bayerische Motoren Werke AG	30,968	2,731,235
Beiersdorf AG	14,428	2,171,298
Infineon Technologies AG	65,433	2,290,100
SAP SE	43,087	9,787,694
Siemens AG, Reg S	23,557	4,757,349

		26,244,517

Hong Kong — 1.3%
BOC Hong Kong Holdings Ltd.	595,500	1,898,903
Techtronic Industries Co. Ltd.	95,000	1,440,070

		3,338,973

Indonesia — 0.7%
Bank Central Asia Tbk. PT	2,602,300	1,774,253

		1,774,253

Ireland — 0.9%
Kingspan Group PLC	11,406	1,073,667
Linde PLC	2,435	1,161,154

		2,234,821

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Italy — 1.2%
FinecoBank Banca Fineco SpA	184,935	$3,171,005

		3,171,005

Japan — 22.0%
Bridgestone Corp.	43,900	1,688,349
Daikin Industries Ltd.	14,600	2,050,119
FANUC Corp.	51,400	1,502,250
FUJIFILM Holdings Corp.	133,900	3,453,814
Hitachi Ltd.	185,900	4,911,236
ITOCHU Corp.	35,300	1,896,361
Japan Exchange Group, Inc.	212,800	2,761,980
KDDI Corp.	94,300	3,018,432
Keyence Corp.	1,100	526,517
Kokusai Electric Corp.	46,000	1,028,181
Kubota Corp.	132,200	1,876,631
Mitsubishi Estate Co. Ltd.	91,600	1,446,125
Mitsubishi UFJ Financial Group, Inc.	582,000	5,924,826
MS&AD Insurance Group Holdings, Inc.	150,200	3,504,214
Nintendo Co. Ltd.	41,100	2,191,298
Nitori Holdings Co. Ltd.	17,500	2,653,994
Recruit Holdings Co. Ltd.	39,200	2,387,641
Shimano, Inc.	7,200	1,365,023
SMC Corp.	4,300	1,913,403
Sony Group Corp.	218,000	4,233,873
Terumo Corp.	168,000	3,168,942
Toyota Industries Corp.	24,400	1,883,562
Unicharm Corp.	63,400	2,286,699

		57,673,470

Luxembourg — 1.0%
Spotify Technology SA(1)	7,407	2,729,702

		2,729,702

Netherlands — 3.5%
ASM International NV	2,115	1,393,779
ASML Holding NV	7,097	5,916,409
NXP Semiconductors NV	4,521	1,085,085
Stellantis NV	54,593	755,533

		9,150,806

Norway — 1.5%
DNB Bank ASA	132,932	2,726,848
Norsk Hydro ASA	177,726	1,155,068

		3,881,916

Portugal — 0.7%
Jeronimo Martins SGPS SA	99,038	1,946,707

		1,946,707

Republic of Korea — 1.4%
Samsung Electronics Co. Ltd.	52,705	2,497,972
Samsung SDI Co. Ltd.	3,888	1,128,549

		3,626,521

Singapore — 0.9%
DBS Group Holdings Ltd.	75,700	2,248,256

		2,248,256

Spain — 4.4%
Banco Bilbao Vizcaya Argentaria SA	347,274	3,759,210
Bankinter SA	107,445	948,898
Iberdrola SA	211,100	3,266,049

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Spain — (continued)
Industria de Diseno Textil SA	58,472	$3,460,772

		11,434,929

Sweden — 1.6%
Sandvik AB	112,419	2,512,022
Svenska Handelsbanken AB, Class A	157,530	1,618,053

		4,130,075

Switzerland — 6.0%
Alcon, Inc.	27,536	2,753,258
Chocoladefabriken Lindt & Spruengli AG	181	2,336,861
Cie Financiere Richemont SA, Reg S, Class A	21,917	3,474,771
Lonza Group AG, Reg S	4,000	2,530,475
Roche Holding AG	14,738	4,717,850

		15,813,215

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	1,434,895

		1,434,895

United Kingdom — 20.7%
Antofagasta PLC	53,132	1,434,777
ARM Holdings PLC, ADR(1)	4,974	711,332
AstraZeneca PLC	36,653	5,709,250
BAE Systems PLC	124,914	2,067,780
Bunzl PLC	59,035	2,792,957
Burberry Group PLC	85,201	800,340
Diageo PLC	69,143	2,412,539
GSK PLC	229,555	4,669,124
Haleon PLC	472,199	2,469,469
Kingfisher PLC	466,259	2,011,884
Lloyds Banking Group PLC	4,297,519	3,374,522
National Grid PLC	216,019	2,977,948
Prudential PLC	201,705	1,881,615
Reckitt Benckiser Group PLC	45,900	2,810,815
RELX PLC	81,685	3,859,268
Shell PLC	187,130	6,188,551
Unilever PLC	97,562	6,318,308
Whitbread PLC	46,095	1,934,784

		54,425,263

United States — 2.5%
Booking Holdings, Inc.	520	2,190,302
Ferguson Enterprises, Inc.	5,984	1,188,243
Liberty Media Corp.-Liberty Formula One, Class C(1)	23,965	1,855,610
Lululemon Athletica, Inc.(1)	2,097	569,021
MercadoLibre, Inc.(1)	418	857,719

		6,660,895

Total Common Stocks (Cost $218,932,229)		260,054,781

Preferred Stocks — 0.3%
Germany — 0.3%
Dr. Ing. h.c. F. Porsche AG (2)	10,527	837,810

Total Preferred Stocks (Cost $879,462)		837,810

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $391,105, due 10/1/2024(3)	$391,088	$391,088

Total Repurchase Agreements (Cost $391,088)		391,088

Total Investments — 99.6% (Cost $220,202,779)		261,283,679

Assets in excess of other liabilities — 0.4%		1,137,886

Total Net Assets — 100.0%		$262,421,565

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2024, the aggregate market value of the security amounted to $837,810, representing 0.3% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$384,100	$399,054

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$3,913,800	*	$—	$3,913,800
Austria	—	3,748,118	*	—	3,748,118
Belgium	—	3,440,764	*	—	3,440,764
Canada	2,743,114	—		—	2,743,114
Cayman Islands	1,731,020	1,299,035	*	—	3,030,055
China	—	1,161,453	*	—	1,161,453
Denmark	—	9,761,417	*	—	9,761,417
France	—	20,335,841	*	—	20,335,841
Germany	—	26,244,517	*	—	26,244,517
Hong Kong	—	3,338,973	*	—	3,338,973
Indonesia	—	1,774,253	*	—	1,774,253
Ireland	1,161,154	1,073,667	*	—	2,234,821
Italy	—	3,171,005	*	—	3,171,005
Japan	—	57,673,470	*	—	57,673,470
Luxembourg	2,729,702	—		—	2,729,702
Netherlands	1,085,085	8,065,721	*	—	9,150,806
Norway	—	3,881,916	*	—	3,881,916
Portugal	—	1,946,707	*	—	1,946,707
Republic of Korea	—	3,626,521	*	—	3,626,521
Singapore	—	2,248,256	*	—	2,248,256
Spain	—	11,434,929	*	—	11,434,929
Sweden	—	4,130,075	*	—	4,130,075
Switzerland	—	15,813,215	*	—	15,813,215
Taiwan	—	1,434,895	*	—	1,434,895
United Kingdom	711,332	53,713,931	*	—	54,425,263
United States	6,660,895	—		—	6,660,895
Preferred Stocks
Germany	—	837,810	*	—	837,810
Repurchase Agreements	—	391,088		—	391,088

Total	$16,822,302	$244,461,377		$—	$261,283,679

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 100.1%
Automobiles — 1.7%
Tesla, Inc.(1)	27,202	$7,116,859

		7,116,859

Beverages — 1.8%
Brown-Forman Corp., Class B	56,911	2,800,021
Constellation Brands, Inc., Class A	8,775	2,261,230
Monster Beverage Corp.(1)	51,948	2,710,127

		7,771,378

Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc.(1)	7,637	3,551,816

		3,551,816

Broadline Retail — 5.0%
Amazon.com, Inc.(1)	114,245	21,287,271

		21,287,271

Building Products — 0.8%
Builders FirstSource, Inc.(1)	17,996	3,488,705

		3,488,705

Capital Markets — 2.8%
Ares Management Corp., Class A	21,733	3,386,871
KKR & Co., Inc.	22,348	2,918,202
Morgan Stanley	17,426	1,816,486
S&P Global, Inc.	6,785	3,505,267

		11,626,826

Chemicals — 1.1%
Sherwin-Williams Co.	11,994	4,577,750

		4,577,750

Communications Equipment — 1.0%
Arista Networks, Inc.(1)	10,572	4,057,745

		4,057,745

Consumer Finance — 0.9%
American Express Co.	14,182	3,846,158

		3,846,158

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	36,870	2,402,449
CDW Corp.	19,470	4,406,061
Coherent Corp.(1)	31,855	2,832,228

		9,640,738

Entertainment — 3.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	36,250	2,806,838
Live Nation Entertainment, Inc.(1)	41,047	4,494,236
Netflix, Inc.(1)	12,145	8,614,084

		15,915,158

Financial Services — 2.8%
Mastercard, Inc., Class A	24,278	11,988,476

		11,988,476

Ground Transportation — 1.6%
Uber Technologies, Inc.(1)	89,251	6,708,105

		6,708,105

Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(1)	41,836	3,505,857

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
Edwards Lifesciences Corp.(1)	36,225	$2,390,488

		5,896,345

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	7,669	4,483,911

		4,483,911

Health Care Technology — 1.1%
Veeva Systems, Inc., Class A(1)	22,455	4,712,631

		4,712,631

Hotels, Restaurants & Leisure — 4.0%
Airbnb, Inc., Class A(1)	19,923	2,526,436
Chipotle Mexican Grill, Inc.(1)	106,713	6,148,803
DoorDash, Inc., Class A(1)	30,125	4,299,741
DraftKings, Inc., Class A(1)	56,897	2,230,363
Viking Holdings Ltd.(1)	47,470	1,656,228

		16,861,571

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	11,152	1,321,958

		1,321,958

Industrial REITs — 0.5%
Lineage, Inc.	24,696	1,935,672

		1,935,672

Insurance — 0.7%
Arch Capital Group Ltd.(1)	27,864	3,117,424

		3,117,424

Interactive Media & Services — 10.1%
Alphabet, Inc., Class A	116,806	19,372,275
Meta Platforms, Inc., Class A	36,984	21,171,121
Pinterest, Inc., Class A(1)	61,912	2,004,092

		42,547,488

IT Services — 1.6%
Gartner, Inc.(1)	8,272	4,191,919
MongoDB, Inc.(1)	10,152	2,744,593

		6,936,512

Machinery — 1.7%
Ingersoll Rand, Inc.	42,909	4,211,948
Nordson Corp.	11,045	2,900,748

		7,112,696

Oil, Gas & Consumable Fuels — 0.4%
Diamondback Energy, Inc.	9,139	1,575,564

		1,575,564

Personal Care Products — 0.9%
Estee Lauder Cos., Inc., Class A	38,421	3,830,190

		3,830,190

Pharmaceuticals — 4.8%
Eli Lilly & Co.	16,039	14,209,592
Merck & Co., Inc.	55,294	6,279,186

		20,488,778

Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc.(1)	17,954	2,945,892

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Broadcom, Inc.	103,476	$17,849,610
KLA Corp.	7,692	5,956,762
NVIDIA Corp.	301,912	36,664,193
QUALCOMM, Inc.	32,151	5,467,278
Texas Instruments, Inc.	12,369	2,555,064

		71,438,799

Software — 16.7%
Adobe, Inc.(1)	10,806	5,595,131
Cadence Design Systems, Inc.(1)	14,329	3,883,589
HubSpot, Inc.(1)	2,803	1,490,075
Intuit, Inc.	9,104	5,653,584
Microsoft Corp.	73,400	31,584,020
Palo Alto Networks, Inc.(1)	8,509	2,908,376
PTC, Inc.(1)	17,776	3,211,412
Salesforce, Inc.	22,278	6,097,711
ServiceNow, Inc.(1)	7,330	6,555,879
Workday, Inc., Class A(1)	14,303	3,495,796

		70,475,573

Specialized REITs — 0.8%
Equinix, Inc.	4,038	3,584,250

		3,584,250

Specialty Retail — 1.3%
O’Reilly Automotive, Inc.(1)	4,699	5,411,368

		5,411,368

Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.	159,779	37,228,507

		37,228,507

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	30,361	2,683,912

		2,683,912

Total Common Stocks (Cost $253,649,188)		423,220,134

	Principal Amount	Value

Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $307,774, due 10/1/2024(2)	$307,761	307,761

Total Repurchase Agreements (Cost $307,761)		307,761

Total Investments — 100.2% (Cost $253,956,949)		423,527,895

Liabilities in excess of other assets — (0.2)%		(843,446)

Total Net Assets — 100.0%		$422,684,449

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$302,300	$314,109

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$423,220,134	$—	$—	$423,220,134
Repurchase Agreements	—	307,761	—	307,761

Total	$423,220,134	$307,761	$—	$423,527,895

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.5%
Aerospace & Defense — 1.4%
General Dynamics Corp.	5,142	$1,553,912

		1,553,912

Banks — 7.1%
Huntington Bancshares, Inc.	104,087	1,530,079
JPMorgan Chase & Co.	22,354	4,713,564
Wells Fargo & Co.	24,904	1,406,827

		7,650,470

Beverages — 0.6%
Coca-Cola Europacific Partners PLC	8,497	669,139

		669,139

Biotechnology — 2.9%
AbbVie, Inc.	7,922	1,564,436
Amgen, Inc.	4,680	1,507,943

		3,072,379

Building Products — 2.5%
Allegion PLC	4,089	595,931
Builders FirstSource, Inc.(1)	6,647	1,288,587
Masco Corp.	9,548	801,459

		2,685,977

Capital Markets — 5.5%
Blue Owl Capital, Inc.	55,605	1,076,513
Goldman Sachs Group, Inc.	1,966	973,386
Intercontinental Exchange, Inc.	4,934	792,598
LPL Financial Holdings, Inc.	4,081	949,363
Morgan Stanley	20,315	2,117,635

		5,909,495

Construction & Engineering — 0.7%
WillScot Holdings Corp.(1)	20,479	770,010

		770,010

Construction Materials — 1.8%
CRH PLC	20,625	1,912,763

		1,912,763

Consumer Finance — 3.1%
American Express Co.	6,799	1,843,889
Discover Financial Services	10,712	1,502,786

		3,346,675

Consumer Staples Distribution & Retail — 4.8%
Sysco Corp.	16,713	1,304,617
Target Corp.	4,589	715,241
U.S. Foods Holding Corp.(1)	24,814	1,526,061
Walmart, Inc.	19,740	1,594,005

		5,139,924

Electric Utilities — 0.8%
FirstEnergy Corp.	18,642	826,773

		826,773

Electrical Equipment — 0.5%
Emerson Electric Co.	4,506	492,821

		492,821

Electronic Equipment, Instruments & Components — 2.3%
Flex Ltd.(1)	39,505	1,320,652
Keysight Technologies, Inc.(1)	6,046	960,891

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
Trimble, Inc.(1)	3,470	$215,452

		2,496,995

Energy Equipment & Services — 1.4%
Schlumberger NV	35,549	1,491,281

		1,491,281

Financial Services — 3.0%
Corpay, Inc.(1)	4,074	1,274,184
Fidelity National Information Services, Inc.	23,143	1,938,226

		3,212,410

Food Products — 0.8%
J.M. Smucker Co.	6,983	845,641

		845,641

Ground Transportation — 1.2%
Norfolk Southern Corp.	5,133	1,275,551

		1,275,551

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	12,078	1,377,013
Hologic, Inc.(1)	6,598	537,473

		1,914,486

Health Care Providers & Services — 7.5%
Cencora, Inc.	8,416	1,894,273
Centene Corp.(1)	15,995	1,204,104
Cigna Group	3,942	1,365,667
McKesson Corp.	2,617	1,293,897
UnitedHealth Group, Inc.	3,962	2,316,502

		8,074,443

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	149	627,606
MGM Resorts International(1)	18,775	733,915
Starbucks Corp.	9,112	888,329

		2,249,850

Household Durables — 1.2%
Lennar Corp., Class A	7,144	1,339,357

		1,339,357

Industrial Conglomerates — 1.6%
Honeywell International, Inc.	8,104	1,675,178

		1,675,178

Insurance — 2.9%
Aon PLC, Class A	3,732	1,291,235
Arthur J Gallagher & Co.	2,761	776,862
Chubb Ltd.	3,781	1,090,403

		3,158,500

Interactive Media & Services — 2.5%
Alphabet, Inc., Class A	16,248	2,694,731

		2,694,731

Life Sciences Tools & Services — 1.5%
Avantor, Inc.(1)	23,055	596,433
ICON PLC(1)	3,741	1,074,827

		1,671,260

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 2.9%
Deere & Co.	2,032	$848,015
Fortive Corp.	14,696	1,159,955
Westinghouse Air Brake Technologies Corp.	6,328	1,150,240

		3,158,210

Media — 1.1%
Omnicom Group, Inc.	11,853	1,225,482

		1,225,482

Metals & Mining — 2.0%
Kinross Gold Corp.	93,171	872,081
Teck Resources Ltd., Class B	25,277	1,320,470

		2,192,551

Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	32,805	965,123

		965,123

Oil, Gas & Consumable Fuels — 6.7%
Canadian Natural Resources Ltd.	30,802	1,022,935
Cenovus Energy, Inc.	67,295	1,125,845
ConocoPhillips	11,493	1,209,983
Diamondback Energy, Inc.	10,553	1,819,337
Marathon Petroleum Corp.	8,276	1,348,243
Phillips 66	5,418	712,196

		7,238,539

Personal Care Products — 0.9%
Kenvue, Inc.	43,591	1,008,260

		1,008,260

Professional Services — 3.1%
Amentum Holdings, Inc.(1)	8,878	286,316
Jacobs Solutions, Inc.	8,878	1,162,130
Leidos Holdings, Inc.	8,342	1,359,746
Robert Half, Inc.	8,471	571,030

		3,379,222

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.(1)	8,205	1,346,276
Applied Materials, Inc.	6,722	1,358,180
Microchip Technology, Inc.	17,211	1,381,871
Micron Technology, Inc.	15,636	1,621,610
NXP Semiconductors NV	2,474	593,785
QUALCOMM, Inc.	3,408	579,530

		6,881,252

Software — 3.6%
Nice Ltd., ADR(1)	3,665	636,501
Oracle Corp.	19,216	3,274,406

		3,910,907

Specialty Retail — 3.8%
AutoNation, Inc.(1)	5,318	951,497
AutoZone, Inc.(1)	559	1,760,872
Home Depot, Inc.	3,368	1,364,714

		4,077,083

Technology Hardware, Storage & Peripherals — 1.5%
Dell Technologies, Inc., Class C	8,432	999,529
Hewlett Packard Enterprise Co.	29,650	606,639

		1,606,168

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Tobacco — 2.1%
Philip Morris International, Inc.	18,277	$2,218,828

		2,218,828

Trading Companies & Distributors — 1.8%
United Rentals, Inc.	1,860	1,506,098
WESCO International, Inc.	2,694	452,538

		1,958,636

Wireless Telecommunication Services — 1.2%
T-Mobile U.S., Inc.	6,046	1,247,653

		1,247,653

Total Common Stocks (Cost $75,925,135)		107,197,935

	Principal Amount	Value
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $909,774, due 10/1/2024(2)	$909,735	909,735

Total Repurchase Agreements (Cost $909,735)		909,735

Total Investments — 100.3% (Cost $76,834,870)		108,107,670

Liabilities in excess of other assets — (0.3)%		(345,306)

Total Net Assets — 100.0%		$107,762,364

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$893,400	$928,099

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$107,197,935	$—	$—	$107,197,935
Repurchase Agreements	—	909,735	—	909,735

Total	$107,197,935	$909,735	$—	$108,107,670

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.5%
Aerospace & Defense — 1.6%
General Electric Co.	18,171	$3,426,687
Loar Holdings, Inc.(1)	200	14,918

		3,441,605

Automobile Components — 0.0%
Mobileye Global, Inc., Class A(1)	5,526	75,706

		75,706

Automobiles — 0.6%
BYD Co. Ltd., Class H (China)	38,269	1,374,465

		1,374,465

Beverages — 0.6%
Monster Beverage Corp.(1)	24,520	1,279,208

		1,279,208

Biotechnology — 4.6%
Alnylam Pharmaceuticals, Inc.(1)	7,641	2,101,504
Arcellx, Inc.(1)	1,049	87,602
Arrowhead Pharmaceuticals, Inc.(1)	4,548	88,095
Beam Therapeutics, Inc.(1)	1,196	29,302
BioNTech SE, ADR(1)	7,068	839,466
Blueprint Medicines Corp.(1)	874	80,845
Cytokinetics, Inc.(1)	4,076	215,213
Exact Sciences Corp.(1)	38,228	2,604,091
Galapagos NV, ADR(1)	8,252	237,575
Gamida Cell Ltd.(1)(2)(3)	59,800	1
Gilead Sciences, Inc.	16,765	1,405,578
Hookipa Pharma, Inc.(1)	2,270	9,761
Immunocore Holdings PLC, ADR(1)	3,803	118,387
Insmed, Inc.(1)	20,335	1,484,455
Janux Therapeutics, Inc.(1)	600	27,258
Krystal Biotech, Inc.(1)	839	152,723
Legend Biotech Corp., ADR(1)	4,497	219,139
Moderna, Inc.(1)	1,979	132,257
Sarepta Therapeutics, Inc.(1)	1,111	138,753
Vor BioPharma, Inc.(1)	6,333	4,433
XOMA Royalty Corp.(1)	5,484	145,216

		10,121,654

Broadline Retail — 5.6%
Amazon.com, Inc.(1)	53,121	9,898,036
MercadoLibre, Inc.(1)	1,077	2,209,961
Savers Value Village, Inc.(1)	22,540	237,121

		12,345,118

Building Products — 0.1%
Simpson Manufacturing Co., Inc.	600	114,762

		114,762

Capital Markets — 0.9%
Intercontinental Exchange, Inc.	12,791	2,054,746

		2,054,746

Chemicals — 0.1%
Aspen Aerogels, Inc.(1)	10,095	279,531

		279,531

Commercial Services & Supplies — 0.0%
Montrose Environmental Group, Inc.(1)	1,500	39,450

		39,450

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Construction Materials — 0.5%
Eagle Materials, Inc.	400	$115,060
Martin Marietta Materials, Inc.	1,675	901,569

		1,016,629

Consumer Finance — 0.6%
Capital One Financial Corp.	8,259	1,236,620

		1,236,620

Containers & Packaging — 0.4%
International Paper Co.	18,354	896,593

		896,593

Diversified Consumer Services — 0.1%
Duolingo, Inc.(1)	1,072	302,325

		302,325

Electrical Equipment — 0.9%
GE Vernova, Inc.(1)	7,877	2,008,478

		2,008,478

Electronic Equipment, Instruments & Components — 1.0%
Flex Ltd.(1)	38,401	1,283,746
Jabil, Inc.	6,692	801,902

		2,085,648

Entertainment — 1.8%
Live Nation Entertainment, Inc.(1)	6,139	672,159
Universal Music Group NV (Netherlands)	113,683	2,976,690
Warner Music Group Corp., Class A	11,356	355,443

		4,004,292

Financial Services — 4.3%
Corebridge Financial, Inc.	16,027	467,347
Fiserv, Inc.(1)	2,535	455,413
Mastercard, Inc., Class A	7,386	3,647,207
Rocket Cos., Inc., Class A(1)	38,465	738,143
Toast, Inc., Class A(1)	35,721	1,011,262
Visa, Inc., Class A	11,582	3,184,471

		9,503,843

Ground Transportation — 4.2%
Uber Technologies, Inc.(1)	123,714	9,298,344

		9,298,344

Health Care Equipment & Supplies — 4.6%
Align Technology, Inc.(1)	5,619	1,429,024
Boston Scientific Corp.(1)	67,205	5,631,779
Glaukos Corp.(1)	4,656	606,584
Hologic, Inc.(1)	23,459	1,910,970
Lantheus Holdings, Inc.(1)	1,807	198,318
Penumbra, Inc.(1)	1,500	291,465
Pulmonx Corp.(1)	3,191	26,454
RxSight, Inc.(1)	1,117	55,213

		10,149,807

Health Care Providers & Services — 0.8%
HealthEquity, Inc.(1)	21,488	1,758,793

		1,758,793

Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(1)	19,612	2,486,998

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
Domino’s Pizza, Inc.	2,253	$969,105
Kura Sushi USA, Inc., Class A(1)	4,214	339,480
Trip.com Group Ltd., ADR(1)	22,558	1,340,622

		5,136,205

Household Durables — 0.4%
TopBuild Corp.(1)	1,966	799,788

		799,788

Insurance — 1.0%
Arthur J Gallagher & Co.	5,610	1,578,486
Baldwin Insurance Group, Inc., Class A(1)	13,926	693,515

		2,272,001

Interactive Media & Services — 5.9%
Alphabet, Inc., Class A	56,983	9,450,631
Meta Platforms, Inc., Class A	6,244	3,574,315

		13,024,946

IT Services — 1.3%
MongoDB, Inc.(1)	10,107	2,732,427

		2,732,427

Life Sciences Tools & Services — 1.8%
Bio-Techne Corp.	5,063	404,686
Bruker Corp.	20,522	1,417,249
Chemometec AS (Denmark)	2,184	133,133
Codexis, Inc.(1)	30,200	93,016
Danaher Corp.	6,198	1,723,168
MaxCyte, Inc.(1)	18,943	73,688

		3,844,940

Machinery — 1.9%
Chart Industries, Inc.(1)	1,707	211,907
Deere & Co.	2,145	895,173
Energy Recovery, Inc.(1)	5,664	98,497
Ingersoll Rand, Inc.	22,148	2,174,048
Westinghouse Air Brake Technologies Corp.	4,593	834,869

		4,214,494

Metals & Mining — 0.1%
Carpenter Technology Corp.	1,500	239,370

		239,370

Oil, Gas & Consumable Fuels — 1.4%
Canadian Natural Resources Ltd.	10,100	335,421
Cheniere Energy, Inc.	10,050	1,807,392
Range Resources Corp.	28,626	880,536

		3,023,349

Personal Care Products — 0.0%
Puig Brands SA, Class B (Spain)(1)	3,511	80,792

		80,792

Pharmaceuticals — 4.0%
Aclaris Therapeutics, Inc.(1)	4,400	5,060
Chugai Pharmaceutical Co. Ltd. (Japan)	11,756	568,547
Eli Lilly & Co.	6,481	5,741,777
Teva Pharmaceutical Industries Ltd., ADR(1)	70,792	1,275,672
UCB SA (Belgium)	6,051	1,091,141
Zevra Therapeutics, Inc.(1)	13,700	95,078

		8,777,275

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — 3.8%
Equifax, Inc.	13,448	$3,951,829
KBR, Inc.	40,900	2,663,817
RELX PLC, ADR	22,170	1,052,188
UL Solutions, Inc., Class A	12,806	631,336

		8,299,170

Real Estate Management & Development — 0.3%
Zillow Group, Inc., Class A(1)	3,600	222,948
Zillow Group, Inc., Class C(1)	7,000	446,950

		669,898

Semiconductors & Semiconductor Equipment — 12.9%
Allegro MicroSystems, Inc.(1)	33,763	786,678
ASML Holding NV	2,955	2,462,254
Astera Labs, Inc.(1)	400	20,956
BE Semiconductor Industries NV (Netherlands)	13,675	1,736,774
NVIDIA Corp.	91,898	11,160,093
SiTime Corp.(1)	12,484	2,141,131
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	51,135	8,880,615
Universal Display Corp.	5,425	1,138,707

		28,327,208

Software — 13.7%
HubSpot, Inc.(1)	3,161	1,680,388
Manhattan Associates, Inc.(1)	5,154	1,450,233
Microsoft Corp.	55,355	23,819,256
Nice Ltd., ADR(1)	4,381	760,848
Nutanix, Inc., Class A(1)	4,644	275,157
ServiceNow, Inc.(1)	1,439	1,287,027
Volue ASA (Norway)(1)	25,743	101,955
Zeta Global Holdings Corp., Class A(1)	20,399	608,502

		29,983,366

Specialty Retail — 1.3%
Floor & Decor Holdings, Inc., Class A(1)	4,883	606,322
Lowe’s Cos., Inc.	8,321	2,253,743

		2,860,065

Technology Hardware, Storage & Peripherals — 13.0%
Apple, Inc.	122,466	28,534,578

		28,534,578

Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	934	717,325

		717,325

Trading Companies & Distributors — 0.8%
Ferguson Enterprises, Inc. (United Kingdom)	8,456	1,665,892

		1,665,892

Total Common Stocks (Cost $148,765,042)		218,590,706

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $1,626,962, due 10/1/2024(4)	$1,626,893	$1,626,893

Total Repurchase Agreements (Cost $1,626,893)		1,626,893

Total Investments — 100.2% (Cost $150,391,935)		220,217,599

Liabilities in excess of other assets — (0.2)%		(504,071)

Total Net Assets — 100.0%		$219,713,528

(1)	Non–income–producing security.
(2)	Fair valued security.
(3)	The table below presents the security deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Gamida Cell Ltd.	59,800	$90,298	$1	7/18/2023	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$1,597,600	$1,659,567

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$208,143,991	$10,446,714	*	$1	$218,590,706
Repurchase Agreements	—	1,626,893		—	1,626,893

Total	$208,143,991	$12,073,607		$1	$220,217,599

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.8%
Aerospace & Defense — 1.3%
L3Harris Technologies, Inc.	3,162	$752,145

		752,145

Biotechnology — 3.1%
Argenx SE, ADR(1)	999	541,538
Ascendis Pharma AS, ADR(1)	2,652	395,970
Sarepta Therapeutics, Inc.(1)	2,597	324,339
Vaxcyte, Inc.(1)	4,805	549,068

		1,810,915

Capital Markets — 2.4%
Cboe Global Markets, Inc.	1,664	340,904
Charles Schwab Corp.	6,547	424,311
LPL Financial Holdings, Inc.	2,937	683,234

		1,448,449

Chemicals — 1.3%
Corteva, Inc.	12,888	757,686

		757,686

Commercial Services & Supplies — 5.1%
Cimpress PLC(1)	6,530	534,938
Clean Harbors, Inc.(1)	2,390	577,687
RB Global, Inc.	8,046	647,623
Rentokil Initial PLC (United Kingdom)	34,606	169,808
Rentokil Initial PLC, ADR	17,207	428,970
Veralto Corp.	5,869	656,506

		3,015,532

Construction & Engineering — 0.8%
API Group Corp.(1)	14,833	489,786

		489,786

Consumer Staples Distribution & Retail — 0.4%
Dollar Tree, Inc.(1)	3,679	258,707

		258,707

Electric Utilities — 2.0%
Alliant Energy Corp.	19,824	1,203,119

		1,203,119

Electrical Equipment — 1.7%
Sensata Technologies Holding PLC	27,992	1,003,793

		1,003,793

Electronic Equipment, Instruments & Components — 6.3%
CDW Corp.	2,960	669,848
Flex Ltd.(1)	43,544	1,455,676
TE Connectivity PLC	2,301	347,428
Teledyne Technologies, Inc.(1)	2,820	1,234,201

		3,707,153

Entertainment — 2.1%
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,894	135,478
Liberty Media Corp.-Liberty Formula One, Class C(1)	14,592	1,129,858

		1,265,336

Financial Services — 4.2%
Fidelity National Information Services, Inc.	4,831	404,596
Global Payments, Inc.	4,238	434,056
WEX, Inc.(1)	7,901	1,657,077

		2,495,729

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Ground Transportation — 3.2%
JB Hunt Transport Services, Inc.	7,052	$1,215,271
TFI International, Inc.	5,004	684,998

		1,900,269

Health Care Equipment & Supplies — 8.8%
Boston Scientific Corp.(1)	21,006	1,760,303
Cooper Cos., Inc.(1)	4,628	510,654
Dentsply Sirona, Inc.	12,091	327,182
ICU Medical, Inc.(1)	3,549	646,699
Teleflex, Inc.	7,857	1,943,193

		5,188,031

Hotels, Restaurants & Leisure — 3.0%
Aramark	23,996	929,365
DoorDash, Inc., Class A(1)	3,709	529,385
Entain PLC (United Kingdom)	32,468	331,548

		1,790,298

Industrial REITs — 0.3%
Lineage, Inc.	2,128	166,793

		166,793

Insurance — 6.0%
Intact Financial Corp. (Canada)	9,055	1,738,758
Ryan Specialty Holdings, Inc.	6,257	415,402
W.R. Berkley Corp.	24,693	1,400,834

		3,554,994

Interactive Media & Services — 0.3%
Ziff Davis, Inc.(1)	3,634	176,830

		176,830

IT Services — 5.6%
Amdocs Ltd.	13,290	1,162,609
GoDaddy, Inc., Class A(1)	13,830	2,168,268

		3,330,877

Life Sciences Tools & Services — 5.9%
Avantor, Inc.(1)	34,634	895,982
Illumina, Inc.(1)	3,173	413,791
Revvity, Inc.	11,707	1,495,569
Waters Corp.(1)	1,913	688,469

		3,493,811

Machinery — 4.2%
Fortive Corp.	12,434	981,416
Ingersoll Rand, Inc.	7,969	782,237
Westinghouse Air Brake Technologies Corp.	3,929	714,174

		2,477,827

Multi-Utilities — 2.6%
Ameren Corp.	9,436	825,273
DTE Energy Co.	5,551	712,804

		1,538,077

Passenger Airlines — 1.2%
Ryanair Holdings PLC, ADR	15,828	715,087

		715,087

Professional Services — 7.2%
Broadridge Financial Solutions, Inc.	4,828	1,038,165
Dayforce, Inc.(1)	10,102	618,747

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — (continued)
SS&C Technologies Holdings, Inc.	25,460	$1,889,387
TransUnion	5,591	585,378
UL Solutions, Inc., Class A	2,824	139,223

		4,270,900

Semiconductors & Semiconductor Equipment — 6.2%
KLA Corp.	854	661,346
Lam Research Corp.	319	260,330
Microchip Technology, Inc.	4,087	328,145
NXP Semiconductors NV	5,185	1,244,452
ON Semiconductor Corp.(1)	16,177	1,174,612

		3,668,885

Software — 7.0%
AppLovin Corp., Class A(1)	4,493	586,561
Constellation Software, Inc. (Canada)	899	2,924,766
Dynatrace, Inc.(1)	6,491	347,074
Topicus.com, Inc. (Canada)	2,801	264,308

		4,122,709

Specialized REITs — 1.4%
Lamar Advertising Co., Class A	6,182	825,915

		825,915

Specialty Retail — 2.5%
Burlington Stores, Inc.(1)	1,651	435,005
CarMax, Inc.(1)	9,913	767,068
Wayfair, Inc., Class A(1)	4,649	261,181

		1,463,254

Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc.	21,211	999,250

		999,250

Trading Companies & Distributors — 2.0%
Ferguson Enterprises, Inc.	5,906	1,172,754

		1,172,754

Total Common Stocks (Cost $39,069,934)		59,064,911

	Principal Amount	Value
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $315,259, due 10/1/2024(2)	$315,246	315,246

Total Repurchase Agreements (Cost $315,246)		315,246

Total Investments — 100.3% (Cost $39,385,180)		59,380,157

Liabilities in excess of other assets — (0.3)%		(169,507)

Total Net Assets — 100.0%		$59,210,650

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$309,600	$321,640

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$58,563,555	$501,356	*	$—	$59,064,911
Repurchase Agreements	—	315,246		—	315,246

Total	$58,563,555	$816,602		$—	$59,380,157

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 97.6%
Aerospace & Defense — 2.6%
L3Harris Technologies, Inc.	13,868	$3,298,781

		3,298,781

Automobile Components — 1.1%
Aptiv PLC(1)	18,888	1,360,125

		1,360,125

Banks — 3.3%
Fifth Third Bancorp	65,317	2,798,180
Regions Financial Corp.	61,098	1,425,417

		4,223,597

Beverages — 3.1%
Keurig Dr Pepper, Inc.	105,862	3,967,708

		3,967,708

Building Products — 2.4%
Carlisle Cos., Inc.	6,923	3,113,619

		3,113,619

Capital Markets — 2.4%
Jefferies Financial Group, Inc.	49,416	3,041,555

		3,041,555

Chemicals — 2.4%
Ashland, Inc.	8,954	778,729
Huntsman Corp.	50,693	1,226,771
RPM International, Inc.	9,120	1,103,520

		3,109,020

Commercial Services & Supplies — 2.6%
Republic Services, Inc.	16,834	3,380,941

		3,380,941

Construction & Engineering — 1.4%
API Group Corp.(1)	37,292	1,231,382
MasTec, Inc.(1)	4,687	576,969

		1,808,351

Construction Materials — 2.7%
Vulcan Materials Co.	13,804	3,456,936

		3,456,936

Containers & Packaging — 3.4%
AptarGroup, Inc.	7,224	1,157,213
Graphic Packaging Holding Co.	110,363	3,265,641

		4,422,854

Distributors — 1.0%
LKQ Corp.	33,303	1,329,456

		1,329,456

Electric Utilities — 4.8%
American Electric Power Co., Inc.	31,439	3,225,641
FirstEnergy Corp.	66,887	2,966,439

		6,192,080

Energy Equipment & Services — 1.4%
Baker Hughes Co.	38,243	1,382,484
NOV, Inc.	23,909	381,827

		1,764,311

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 1.7%
Euronet Worldwide, Inc.(1)	22,133	$2,196,258
Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		2,196,258

Ground Transportation — 1.4%
Knight-Swift Transportation Holdings, Inc.	32,560	1,756,612

		1,756,612

Health Care Equipment & Supplies — 3.1%
Alcon, Inc.	18,702	1,871,509
Zimmer Biomet Holdings, Inc.	19,172	2,069,617

		3,941,126

Health Care Providers & Services — 3.3%
Humana, Inc.	4,382	1,387,954
Labcorp Holdings, Inc.	12,612	2,818,530

		4,206,484

Hotels, Restaurants & Leisure — 1.4%
Wendy’s Co.	32,981	577,827
Yum China Holdings, Inc.	26,851	1,208,832

		1,786,659

Household Products — 4.1%
Church & Dwight Co., Inc.	22,392	2,344,890
Reynolds Consumer Products, Inc.	94,628	2,942,931

		5,287,821

Insurance — 10.3%
Allstate Corp.	19,126	3,627,246
Arch Capital Group Ltd.(1)	36,812	4,118,526
Axis Capital Holdings Ltd.	7,179	571,520
Brown & Brown, Inc.	29,496	3,055,786
Loews Corp.	23,801	1,881,469

		13,254,547

IT Services — 1.5%
Amdocs Ltd.	21,917	1,917,299

		1,917,299

Life Sciences Tools & Services — 2.7%
Charles River Laboratories International, Inc.(1)	13,601	2,678,989
Qiagen NV(1)	18,380	837,577

		3,516,566

Machinery — 1.7%
Donaldson Co., Inc.	7,209	531,303
Gates Industrial Corp. PLC(1)	90,559	1,589,311

		2,120,614

Metals & Mining — 1.5%
Freeport-McMoRan, Inc.	37,652	1,879,588

		1,879,588

Mortgage REITs — 2.2%
Annaly Capital Management, Inc.	137,814	2,765,927

		2,765,927

Office REITs — 2.2%
BXP, Inc.	34,489	2,774,985

		2,774,985

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 3.6%
Devon Energy Corp.	20,034	$783,730
EOG Resources, Inc.	14,009	1,722,126
EQT Corp.	5,242	192,067
Targa Resources Corp.	4,788	708,672
Valero Energy Corp.	9,240	1,247,677

		4,654,272

Professional Services — 3.7%
Amentum Holdings, Inc.(1)	18,889	609,170
Dun & Bradstreet Holdings, Inc.	144,566	1,663,955
Jacobs Solutions, Inc.	18,889	2,472,570

		4,745,695

Real Estate Management & Development — 4.1%
CBRE Group, Inc., Class A(1)	41,784	5,201,272

		5,201,272

Semiconductors & Semiconductor Equipment — 2.9%
ON Semiconductor Corp.(1)	20,466	1,486,036
Teradyne, Inc.	17,155	2,297,569

		3,783,605

Software — 1.0%
Informatica, Inc., Class A(1)	49,467	1,250,526

		1,250,526

Specialized REITs — 4.7%
CubeSmart	35,855	1,930,075
Gaming & Leisure Properties, Inc.	40,584	2,088,047
Weyerhaeuser Co.	61,189	2,071,859

		6,089,981

Specialty Retail — 1.0%
Foot Locker, Inc.	22,749	587,834
RH(1)	2,053	686,585

		1,274,419

Trading Companies & Distributors — 3.1%
AerCap Holdings NV	41,525	3,933,248

		3,933,248

Water Utilities — 1.8%
American Water Works Co., Inc.	16,210	2,370,550

		2,370,550

Total Common Stocks (Cost $84,437,536)		125,177,388

Warrants — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	0

Total Warrants (Cost $0)		0

Rights — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	38,465	0

Total Rights (Cost $0)		0

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 2.7%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $3,508,362, due 10/1/2024(4)	$3,508,214	$3,508,214

Total Repurchase Agreements (Cost $3,508,214)		3,508,214

Total Investments — 100.3% (Cost $87,945,750)		128,685,602

Liabilities in excess of other assets — (0.3)%		(442,281)

Total Net Assets — 100.0%		$128,243,321

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00
Pershing Square Tontine Holdings Ltd.	38,465	0	0	12/19/2023	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$3,445,000	$3,578,574

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$125,177,388	$0	$—	$125,177,388
Warrants	—	0	—	0
Rights	—	0	—	0
Repurchase Agreements	—	3,508,214	—	3,508,214

Total	$125,177,388	$3,508,214	$—	$128,685,602

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 27.6%
Federal Home Loan Mortgage Corp.
5.00% due 7/1/2052	$491,916	$498,735
5.00% due 8/1/2052	763,354	773,126
6.00% due 8/1/2039	859,501	897,303
6.00% due 9/1/2039	214,000	222,497
Federal National Mortgage Association
2.00% due 9/1/2035	242,127	223,226
2.00% due 2/1/2036	376,471	346,824
2.50% due 9/1/2036	786,224	740,772
2.50% due 8/1/2050	3,195,559	2,819,987
2.50% due 9/1/2050	2,421,546	2,132,418
2.50% due 1/1/2051	1,070,702	941,362
2.50% due 6/1/2051	738,461	645,543
2.50% due 8/1/2051	248,834	218,839
2.50% due 9/1/2051	382,716	335,588
2.50% due 12/1/2051	2,300,118	2,013,724
3.00% due 12/1/2048	1,784,092	1,628,533
3.50% due 7/1/2045	505,136	479,473
3.50% due 9/1/2051	214,201	202,495
3.50% due 4/1/2052	908,765	854,945
4.00% due 5/1/2052	932,916	908,916
4.00% due 6/1/2052	973,132	942,622
5.00% due 7/1/2052	653,730	663,868
5.00% due 8/1/2052	1,017,788	1,028,499
6.00% due 2/1/2039	117,543	122,255
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K143, Class A2
2.35% due 3/25/2032	680,000	603,801
Series K145, Class A2
2.58% due 5/25/2032	641,000	577,004
Series KG07, Class A2
3.123% due 8/25/2032(1)(2)	1,146,000	1,069,984
Government National Mortgage Association
2.00% due 10/20/2054(3)	572,000	484,634
2.50% due 10/20/2054(3)	503,000	442,340
2.50% due 11/20/2054(3)	987,000	868,900
3.00% due 10/20/2054(3)	879,000	799,911
3.00% due 11/20/2054(3)	1,580,000	1,439,389
3.50% due 10/20/2054(3)	1,565,000	1,468,486
3.50% due 11/20/2054(3)	959,000	900,485
4.00% due 10/20/2054(3)	893,000	863,160
4.00% due 11/20/2054(3)	630,000	609,278
4.50% due 10/20/2054(3)	522,000	515,107
4.50% due 11/20/2054(3)	528,000	520,911
5.00% due 10/20/2054(3)	324,000	324,535
5.00% due 11/20/2054(3)	661,000	661,542
5.50% due 10/20/2054(3)	1,917,000	1,935,307
5.50% due 11/20/2054(3)	667,000	673,216
6.00% due 10/20/2054(3)	583,000	592,724
6.00% due 11/20/2054(3)	2,147,000	2,181,760
6.50% due 10/20/2054(3)	493,000	504,231
6.50% due 11/20/2054(3)	973,000	994,387
Uniform Mortgage-Backed Security
2.00% due 11/1/2054(3)	1,103,000	912,455
4.50% due 10/1/2054(3)	1,117,000	1,098,291
5.00% due 10/1/2054(3)	148,000	147,910
5.00% due 11/1/2054(3)	47,000	46,980
5.50% due 10/1/2039(3)	764,000	781,221
5.50% due 11/1/2039(3)	3,077,000	3,149,002
5.50% due 10/1/2054(3)	1,394,000	1,410,421
5.50% due 11/1/2054(3)	1,429,000	1,446,091
6.00% due 10/1/2039(3)	38,000	39,128

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
6.00% due 11/1/2039(3)	$632,000	$651,308
6.00% due 10/1/2054(3)	41,000	41,902
6.00% due 11/1/2054(3)	21,000	21,469
6.50% due 10/1/2054(3)	317,000	326,805
6.50% due 11/1/2054(3)	834,000	860,238
7.00% due 10/1/2054(3)	1,452,000	1,508,497
7.00% due 11/1/2054(3)	222,000	230,809

Total Agency Mortgage-Backed Securities (Cost $51,915,529)		51,345,169

Asset-Backed Securities — 17.2%
Affirm Asset Securitization Trust
Series 2023-B, Class A
6.82% due 9/15/2028(4)	945,000	962,619
Series 2024-A, Class 1A
5.61% due 2/15/2029(4)	355,000	359,356
American Express Credit Account Master Trust
Series 2024-2, Class A
5.24% due 4/15/2031	245,000	257,428
Avant Loans Funding Trust
Series 2022-REV1, Class A
6.54% due 9/15/2031(4)	235,947	236,105
Series 2024-REV1, Class A
5.92% due 10/15/2033(4)	490,000	496,825
Avid Automobile Receivables Trust
Series 2021-1, Class E
3.39% due 4/17/2028(4)	830,000	815,793
Bain Capital Credit CLO Ltd.
Series 2023-4A, Class C
8.182% (3 mo. USD Term SOFR + 2.90%) due 10/21/2036(2)(4)	250,000	251,925
Series 2023-4A, Class D
10.282% (3 mo. USD Term SOFR + 5.00%) due 10/21/2036(2)(4)	540,000	552,291
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
7.265% (3 mo. USD Term SOFR + 1.98%) due 4/25/2036(2)(4)	250,000	252,491
Ballyrock CLO 25 Ltd.
Series 2023-25A, Class A2
7.735% (3 mo. USD Term SOFR + 2.45%) due 1/25/2036(2)(4)	500,000	500,698
Bank of America Auto Trust
Series 2023-1A, Class A3
5.53% due 2/15/2028(4)	545,000	552,558
Series 2024-1A, Class A3
5.35% due 11/15/2028(4)	395,000	403,151
Barings CLO Ltd.
Series 2019-3A, Class A1R
6.614% (3 mo. USD Term SOFR + 1.33%) due 4/20/2031(2)(4)	491,862	491,813
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1
2.80% due 3/15/2027	1,025,000	1,016,066

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Carlyle U.S. CLO Ltd.
Series 2021-1A, Class A1
6.703% (3 mo. USD Term SOFR + 1.40%) due 4/15/2034(2)(4)	$1,400,000	$1,402,660
CarMax Auto Owner Trust
Series 2023-1, Class B
4.98% due 1/16/2029	850,000	862,055
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40% due 11/15/2028	380,000	386,510
Chase Auto Owner Trust
Series 2024-1A, Class A3
5.13% due 5/25/2029(4)	890,000	905,140
CIFC Funding Ltd.
Series 2024-4A, Class D1
8.259% (3 mo. USD Term SOFR + 2.95%) due 10/16/2037(2)(4)	250,000	250,000
Citizens Auto Receivables Trust
Series 2023-1, Class A3
5.84% due 1/18/2028(4)	1,005,000	1,019,267
Series 2024-2, Class A4
5.26% due 4/15/2031(4)	545,000	558,556
Driven Brands Funding LLC
Series 2020-1A, Class A2
3.786% due 7/20/2050(4)	220,800	213,295
Elmwood CLO 24 Ltd.
Series 2023-3A, Class B
7.636% (3 mo. USD Term SOFR + 2.35%) due 12/11/2033(2)(4)	470,000	470,226
Enterprise Fleet Financing LLC
Series 2024-3, Class A4
5.06% due 3/20/2031(4)	485,000	495,810
Exeter Automobile Receivables Trust
Series 2020-2A, Class E
7.19% due 9/15/2027(4)	1,039,389	1,043,938
First National Master Note Trust
Series 2024-1, Class A
5.34% due 5/15/2030	805,000	826,318
Flagship Credit Auto Trust
Series 2020-4, Class E
3.84% due 7/17/2028(4)	405,000	391,151
Ford Credit Auto Lease Trust
Series 2024-B, Class B
5.18% due 2/15/2028	670,000	680,814
GLS Auto Receivables Issuer Trust
Series 2024-2A, Class D
6.19% due 2/15/2030(4)	420,000	432,999
GLS Auto Select Receivables Trust
Series 2024-2A, Class A2
5.58% due 6/17/2030(4)	520,000	526,708
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3
4.21% due 10/20/2027	480,000	479,162
GoldenTree Loan Management U.S. CLO 19 Ltd.
Series 2024-19A, Class C
7.632% (3 mo. USD Term SOFR + 2.35%) due 4/20/2037(2)(4)	330,000	330,305

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Invesco U.S. CLO Ltd.
Series 2023-4A, Class D
10.529% (3 mo. USD Term SOFR + 5.25%) due 1/18/2037(2)(4)	$250,000	$257,550
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26% due 11/15/2028(4)	805,000	822,818
Lending Funding Trust
Series 2020-2A, Class A
2.32% due 4/21/2031(4)	936,000	895,961
Lendmark Funding Trust
Series 2021-1A, Class A
1.90% due 11/20/2031(4)	750,000	705,943
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
6.892% (30 day SOFR + 1.55%) due 1/17/2037(2)(4)	446,011	445,284
Madison Park Funding LVIII Ltd.
Series 2024-58A, Class D
8.973% (3 mo. USD Term SOFR + 3.65%) due 4/25/2037(2)(4)	320,000	324,661
Marlette Funding Trust
Series 2020-2A, Class D
4.65% due 9/16/2030(4)	79,026	78,884
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A
6.56% due 7/20/2029(4)	360,000	366,806
MF1 LLC
Series 2024-FL14, Class A
6.702% (1 mo. USD Term SOFR + 1.74%) due 3/19/2039(2)(4)	490,000	489,962
Mountain View CLO LLC
Series 2017-1A, Class AR
6.638% (3 mo. USD Term SOFR + 1.35%) due 10/16/2029(2)(4)	47,597	47,573
Neuberger Berman Loan Advisers CLO 57 Ltd.
Series 2024-57A, Class D1
7.89% (3 mo. USD Term SOFR + 2.90%) due 10/24/2038(2)(4)	250,000	250,000
OCP CLO Ltd.
Series 2014-7A, Class A1RR
6.664% (3 mo. USD Term SOFR + 1.38%) due 7/20/2029(2)(4)	127,828	127,828
Orchard Park CLO Ltd.
Series 2024-1A, Class D1
8.259% (3 mo. USD Term SOFR + 2.95%) due 10/20/2037(2)(4)	230,000	230,000
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2
4.74% due 4/20/2027(4)	355,000	354,554
RR 24 Ltd.
Series 2022-24A, Class A2R
7.701% (3 mo. USD Term SOFR + 2.40%) due 1/15/2036(2)(4)	530,000	533,928

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class D
2.14% due 12/15/2026(4)	$426,431	$425,134
Santander Drive Auto Receivables Trust
Series 2022-7, Class C
6.69% due 3/17/2031	1,060,000	1,094,683
Series 2024-2, Class D
6.28% due 8/15/2031	530,000	551,551
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32% due 12/15/2028(4)	660,000	665,975
SCF Equipment Leasing LLC
Series 2021-1A, Class C
1.54% due 10/21/2030(4)	1,000,000	975,393
SEB Funding LLC
Series 2021-1A, Class A2
4.969% due 1/30/2052(4)	371,070	363,533
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A
6.814% (3 mo. USD Term SOFR + 1.53%) due 4/20/2033(2)(4)	1,003,948	1,004,450
Sunrun Demeter Issuer LLC
Series 2021-2A, Class A
2.27% due 1/30/2057(4)	428,336	372,150
Valley Stream Park CLO Ltd.
Series 2022-1A, Class BR
7.532% (3 mo. USD Term SOFR + 2.25%) due 10/20/2034(2)(4)	470,000	470,668
Westlake Automobile Receivables Trust
Series 2023-1A, Class C
5.74% due 8/15/2028(4)	1,015,000	1,023,563
World Financial Network Credit Card Master Trust
Series 2024-A, Class A
5.47% due 2/15/2031	600,000	617,397

Total Asset-Backed Securities (Cost $31,794,992)		31,920,282

Corporate Bonds & Notes — 44.6%
Aerospace & Defense — 0.4%
Boeing Co.
6.528% due 5/1/2034(4)	299,000	320,785
6.858% due 5/1/2054(4)	225,000	246,771
Bombardier, Inc.
7.25% due 7/1/2031(4)	206,000	218,033

		785,589

Agriculture — 0.7%
BAT Capital Corp.
5.834% due 2/20/2031	211,000	223,704
Imperial Brands Finance PLC
5.50% due 2/1/2030(4)	627,000	646,851
Viterra Finance BV
4.90% due 4/21/2027(4)	398,000	401,077

		1,271,632

Airlines — 0.3%
American Airlines, Inc.
7.25% due 2/15/2028(4)	210,000	214,899

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Airlines — (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.875% due 5/1/2027(4)	$267,000	$260,945

		475,844

Auto Manufacturers — 1.6%
Ford Motor Co.
9.625% due 4/22/2030	288,000	341,090
Ford Motor Credit Co. LLC
2.70% due 8/10/2026	200,000	192,220
3.375% due 11/13/2025	275,000	269,703
4.134% due 8/4/2025	253,000	250,609
6.125% due 3/8/2034	356,000	360,365
7.20% due 6/10/2030	272,000	293,045
General Motors Financial Co., Inc.
5.60% due 6/18/2031	408,000	418,392
Hyundai Capital America
1.80% due 10/15/2025(4)	402,000	390,635
5.80% due 6/26/2025(4)	278,000	280,007
JB Poindexter & Co., Inc.
8.75% due 12/15/2031(4)	177,000	187,408

		2,983,474

Beverages — 0.1%
Coca-Cola Consolidated, Inc.
5.45% due 6/1/2034	218,000	229,746

		229,746

Biotechnology — 0.1%
Baxalta, Inc.
4.00% due 6/23/2025	175,000	174,127

		174,127

Building Materials — 0.5%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.75% due 7/15/2031(4)	204,000	212,855
Sisecam U.K. PLC
8.625% due 5/2/2032(4)	200,000	205,520
Smyrna Ready Mix Concrete LLC
6.00% due 11/1/2028(4)	249,000	250,342
Standard Industries, Inc.
4.375% due 7/15/2030(4)	203,000	191,880

		860,597

Chemicals — 1.2%
Celanese U.S. Holdings LLC
6.05% due 3/15/2025	810,000	812,276
International Flavors & Fragrances, Inc.
1.23% due 10/1/2025(4)	1,008,000	972,831
NOVA Chemicals Corp.
9.00% due 2/15/2030(4)	179,000	193,884
Rain Carbon, Inc.
12.25% due 9/1/2029(4)	249,000	268,860
Rain CII Carbon LLC/CII Carbon Corp.
7.25% due 4/1/2025(4)	6,000	5,950

		2,253,801

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Coal — 0.1%
SunCoke Energy, Inc.
4.875% due 6/30/2029(4)	$209,000	$189,818

		189,818

Commercial Banks — 9.8%
ABN AMRO Bank NV
3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT rate+ 1.90% thereafter) due 3/13/2037(2)(4)	200,000	174,672
AIB Group PLC
6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(2)(4)	389,000	416,553
Akbank TAS
7.498% due 1/20/2030(4)	200,000	206,032
Bank of America Corp.
2.087% (2.087% fixed rate until 6/14/2028; 1 day USD SOFR + 1.06% thereafter) due 6/14/2029(2)	769,000	709,972
3.593% (3.593% fixed rate until 7/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter) due 7/21/2028(2)	987,000	968,711
BankUnited, Inc.
5.125% due 6/11/2030	288,000	282,275
BNP Paribas SA
2.219% (2.219% fixed rate until 6/9/2025; 1 day USD SOFR + 2.07% thereafter) due 6/9/2026(2)(4)	1,019,000	999,476
4.375% (4.375% fixed rate until 3/1/2028; 5 yr. USD Swap rate + 1.48% thereafter) due 3/1/2033(2)(4)	599,000	583,414
Citigroup, Inc.
3.887% (3.887% fixed rate until 1/10/2027; 3 mo. USD Term SOFR + 1.82% thereafter) due 1/10/2028(2)	963,000	953,245
3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(2)	7,000	6,856
Citizens Financial Group, Inc.
5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(2)	350,000	363,535
Danske Bank AS
6.466% (6.466% fixed rate until 1/9/2025; 1 yr. CMT rate + 2.10% thereafter) due 1/9/2026(2)(4)	434,000	435,441
Freedom Mortgage Corp.
12.25% due 10/1/2030(4)	200,000	224,046
Intesa Sanpaolo SpA
6.625% due 6/20/2033(4)	440,000	481,096

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
KeyCorp
6.401% (6.401% fixed rate until 3/6/2034; 1 day USD SOFR + 2.42% thereafter) due 3/6/2035(2)	$211,000	$229,285
M&T Bank Corp.
5.053% (5.053% fixed rate until 1/27/2033; 1 day USD SOFR + 1.85% thereafter) due 1/27/2034(2)	250,000	247,820
Macquarie Bank Ltd.
3.624% due 6/3/2030(4)	203,000	189,880
Macquarie Group Ltd.
2.691% (2.691% fixed rate until 6/23/2031; 1 day USD SOFR + 1.44% thereafter) due 6/23/2032(2)(4)	678,000	589,033
4.654% (4.654% fixed rate until 3/27/2028; 3 mo. USD Term SOFR + 1.73% thereafter) due 3/27/2029(2)(4)	700,000	703,206
Mitsubishi UFJ Financial Group, Inc.
5.541% (5.541% fixed rate until 4/17/2025; 1 yr. CMT rate + 1.50% thereafter) due 4/17/2026(2)	320,000	321,046
Morgan Stanley
5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(2)	1,004,000	1,011,319
NatWest Group PLC
4.964% (4.964% fixed rate until 8/15/2029; 1 yr. CMT rate + 1.22% thereafter) due 8/15/2030(2)	327,000	331,964
8.125% (8.125% fixed rate until 11/10/2033; 5 yr. CMT rate + 3.75% thereafter) due 11/10/2033(2)	200,000	218,326
PNC Financial Services Group, Inc.
5.401% (5.401% fixed rate until 7/23/2034; 1 day USD SOFR + 1.60% thereafter) due 7/23/2035(2)	286,000	298,324
5.676% (5.676% fixed rate until 1/22/2034; 1 day USD SOFR + 1.90% thereafter) due 1/22/2035(2)	567,000	601,343
Toronto-Dominion Bank
5.146% (5.146% fixed rate until 11/10/2033; 5 yr. CMT rate + 1.50% thereafter) due 9/10/2034(2)	225,000	227,745
Truist Financial Corp.
5.711% (5.711% fixed rate until 1/24/2034; 1 day USD SOFR + 1.92% thereafter) due 1/24/2035(2)	273,000	287,679

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
U.S. Bancorp
4.967% (4.967% fixed rate until 7/22/2032; 1 day USD SOFR + 2.11% thereafter) due 7/22/2033(2)	$534,000	$532,953
5.678% (5.678% fixed rate until 1/23/2034; 1 day USD SOFR + 1.86% thereafter) due 1/23/2035(2)	472,000	500,320
UBS Group AG
1.364% (1.364% fixed rate until 1/30/2026; 1 yr. CMT rate + 1.08% thereafter) due 1/30/2027(2)(4)	473,000	452,831
1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT rate + 0.85% thereafter) due 8/10/2027(2)(4)	504,000	476,351
4.703% (4.703% fixed rate until 8/5/2026; 1 yr. CMT rate + 2.05% thereafter) due 8/5/2027(2)(4)	365,000	366,007
4.988% (4.988% fixed rate until 8/5/2032; 1 yr. CMT rate + 2.40% thereafter) due 8/5/2033(2)(4)	449,000	453,441
6.327% (6.327% fixed rate until 12/22/2026; 1 yr. CMT rate + 1.60% thereafter) due 12/22/2027(2)(4)	403,000	418,967
6.373% (6.373% fixed rate until 7/15/2025; 1 day USD SOFR + 3.34% thereafter) due 7/15/2026(2)(4)	690,000	697,576
6.442% (6.442% fixed rate until 8/11/2027; 1 day USD SOFR + 3.70% thereafter) due 8/11/2028(2)(4)	509,000	535,437
Wells Fargo & Co.
2.188% (2.188% fixed rate until 4/30/2025; 1 day USD SOFR + 2.00% thereafter) due 4/30/2026(2)	652,000	641,451
2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(2)	365,000	347,042
3.584% (3.584% fixed rate until 5/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter) due 5/22/2028(2)	723,000	709,024

		18,193,694

Commercial Services — 0.7%
Adani Ports & Special Economic Zone Ltd., Reg S
4.00% due 7/30/2027	300,000	287,301
Allied Universal Holdco LLC
7.875% due 2/15/2031(4)	253,000	258,609
Block, Inc.
6.50% due 5/15/2032(4)	246,000	256,224

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Services — (continued)
GXO Logistics, Inc.
6.50% due 5/6/2034	$521,000	$554,438

		1,356,572

Computers — 0.1%
Amentum Escrow Corp.
7.25% due 8/1/2032(4)	128,000	133,558

		133,558

Cosmetics & Personal Care — 0.1%
Perrigo Finance Unlimited Co.
6.125% due 9/30/2032	114,000	115,130
Unilever Capital Corp.
4.625% due 8/12/2034	150,000	152,047

		267,177

Distribution/Wholesale — 0.2%
Mitsubishi Corp.
5.125% due 7/17/2034(4)	308,000	318,922

		318,922

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95% due 9/10/2034	510,000	507,764
Air Lease Corp.
5.20% due 7/15/2031	288,000	294,532
Aircastle Ltd.
2.85% due 1/26/2028(4)	600,000	560,988
Aviation Capital Group LLC
1.95% due 1/30/2026(4)	408,000	393,026
5.50% due 12/15/2024(4)	767,000	766,172
6.375% due 7/15/2030(4)	280,000	299,737
Avolon Holdings Funding Ltd.
2.125% due 2/21/2026(4)	800,000	769,744
4.25% due 4/15/2026(4)	800,000	791,848
5.75% due 11/15/2029(4)	312,000	322,053
LPL Holdings, Inc.
4.00% due 3/15/2029(4)	672,000	642,768
Navient Corp.
4.875% due 3/15/2028	221,000	213,681
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50% due 3/15/2027(4)	365,000	358,894
4.875% due 4/15/2045(4)(5)	198,000	172,341
Nuveen LLC
5.85% due 4/15/2034(4)	304,000	322,121

		6,415,669

Electric — 3.9%
AES Corp.
3.95% due 7/15/2030(4)	525,000	500,924
Alfa Desarrollo SpA
4.55% due 9/27/2051(4)	292,357	231,345
Alpha Generation LLC
6.75% due 10/15/2032(4)	95,000	96,521
American Transmission Systems, Inc.
2.65% due 1/15/2032(4)	238,000	209,035
Appalachian Power Co.
5.65% due 4/1/2034	334,000	351,368
Ausgrid Finance Pty. Ltd.
4.35% due 8/1/2028(4)	580,000	574,188

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Centrais Eletricas Brasileiras SA
6.50% due 1/11/2035(4)	$298,000	$299,508
Dominion Energy, Inc.
Series A
6.875% (6.875% fixed rate until 11/3/2029; 5 yr. CMT rate + 2.39% thereafter) due 2/1/2055(2)	145,000	154,029
Enel Finance International NV
5.125% due 6/26/2029(4)	287,000	293,960
Entergy Louisiana LLC
5.70% due 3/15/2054	327,000	348,667
Entergy Texas, Inc.
5.55% due 9/15/2054	164,000	169,730
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25% due 1/31/2041(4)	200,000	208,594
FirstEnergy Transmission LLC
5.00% due 1/15/2035(4)	136,000	138,256
Indianapolis Power & Light Co.
5.65% due 12/1/2032(4)	500,000	527,580
Lightning Power LLC
7.25% due 8/15/2032(4)	184,000	193,198
Minejesa Capital BV
4.625% due 8/10/2030(4)	407,450	402,072
Narragansett Electric Co.
5.35% due 5/1/2034(4)	333,000	346,816
Niagara Energy SAC
5.746% due 10/3/2034(4)	200,000	201,248
NRG Energy, Inc.
4.45% due 6/15/2029(4)	280,000	273,680
Oglethorpe Power Corp.
5.80% due 6/1/2054(4)	194,000	204,144
Public Service Electric & Gas Co.
4.85% due 8/1/2034	689,000	704,392
Union Electric Co.
5.125% due 3/15/2055	177,000	176,431
Virginia Electric & Power Co.
5.05% due 8/15/2034	277,000	284,510
Vistra Operations Co. LLC
7.75% due 10/15/2031(4)	288,000	309,977
Wisconsin Electric Power Co.
5.05% due 10/1/2054	88,000	87,585

		7,287,758

Electronics — 0.1%
EquipmentShare.com, Inc.
9.00% due 5/15/2028(4)	192,000	200,586

		200,586

Energy-Alternate Sources — 0.2%
Greenko Dutch BV
3.85% due 3/29/2026(4)	352,630	340,351

		340,351

Engineering & Construction — 0.5%
Aeropuertos Dominicanos Siglo XXI SA
7.00% due 6/30/2034(4)	200,000	209,302
IRB Infrastructure Developers Ltd.
7.11% due 3/11/2032(4)	266,000	276,797

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Engineering & Construction — (continued)
Weekley Homes LLC/Weekley Finance Corp.
4.875% due 9/15/2028(4)	$361,000	$351,747

		837,846

Entertainment — 0.4%
Jacobs Entertainment, Inc.
6.75% due 2/15/2029(4)	255,000	247,827
Warnermedia Holdings, Inc.
3.788% due 3/15/2025	442,000	439,171

		686,998

Forest Products & Paper — 0.1%
LD Celulose International GmbH
7.95% due 1/26/2032(4)	200,000	205,250

		205,250

Gas — 0.4%
CenterPoint Energy Resources Corp.
1.75% due 10/1/2030	301,000	258,854
National Fuel Gas Co.
5.50% due 1/15/2026	554,000	558,925

		817,779

Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.05% due 2/15/2026	541,000	550,165

		550,165

Healthcare-Products — 0.3%
Solventum Corp.
5.45% due 3/13/2031(4)	443,000	456,742

		456,742

Healthcare-Services — 1.9%
Centene Corp.
2.45% due 7/15/2028	536,000	493,699
3.375% due 2/15/2030	383,000	352,938
4.25% due 12/15/2027	419,000	411,739
CHS/Community Health Systems, Inc.
5.25% due 5/15/2030(4)	472,000	434,245
DaVita, Inc.
4.625% due 6/1/2030(4)	238,000	226,516
6.875% due 9/1/2032(4)	195,000	201,464
HCA, Inc.
5.45% due 9/15/2034	135,000	138,928
Humana, Inc.
1.35% due 2/3/2027	375,000	350,539
LifePoint Health, Inc.
9.875% due 8/15/2030(4)	302,000	332,677
Molina Healthcare, Inc.
4.375% due 6/15/2028(4)	247,000	240,119
UnitedHealth Group, Inc.
5.625% due 7/15/2054	261,000	279,855
Universal Health Services, Inc.
5.05% due 10/15/2034	108,000	106,083

		3,568,802

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Holding Companies-Diversified — 0.1%
Stena International SA
7.25% due 1/15/2031(4)	$207,000	$217,217

		217,217

Insurance — 2.2%
Athene Global Funding
5.62% due 5/8/2026(4)	710,000	721,119
Brighthouse Financial Global Funding
5.65% due 6/10/2029(4)	408,000	421,705
CNO Global Funding
5.875% due 6/4/2027(4)	362,000	373,005
GA Global Funding Trust
3.85% due 4/11/2025(4)	898,000	892,262
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% due 2/15/2031(4)	251,000	260,432
HUB International Ltd.
7.375% due 1/31/2032(4)	187,000	193,276
Jackson National Life Global Funding
4.60% due 10/1/2029(4)	302,000	301,707
Metropolitan Life Global Funding I
4.05% due 8/25/2025(4)	302,000	301,272
New York Life Global Funding
4.55% due 1/28/2033(4)	187,000	187,495
Principal Life Global Funding II
5.10% due 1/25/2029(4)	433,000	446,133

		4,098,406

Internet — 0.3%
Meituan
4.625% due 10/2/2029(4)	273,000	271,695
Prosus NV
3.257% due 1/19/2027(4)	300,000	289,308

		561,003

Iron & Steel — 0.2%
ATI, Inc.
7.25% due 8/15/2030	197,000	209,919
Vale Overseas Ltd.
6.40% due 6/28/2054	197,000	207,108

		417,027

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd.
6.00% due 2/1/2033(4)	245,000	251,171
6.25% due 3/15/2032(4)	179,000	185,700

		436,871

Lodging — 0.4%
Hilton Domestic Operating Co., Inc.
5.875% due 3/15/2033(4)	270,000	275,362
MGM China Holdings Ltd. Reg S
4.75% due 2/1/2027	240,000	233,364
Wynn Macau Ltd.
5.625% due 8/26/2028(4)	250,000	242,853

		751,579

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Machinery-Diversified — 0.4%
nVent Finance SARL
4.55% due 4/15/2028	$818,000	$819,047

		819,047

Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% due 5/1/2032	653,000	564,401
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 8/15/2027(4)	203,000	199,049
Discovery Communications LLC
3.95% due 3/20/2028	258,000	246,026
FactSet Research Systems, Inc.
3.45% due 3/1/2032	600,000	546,330
Globo Comunicacao e Participacoes SA
4.875% due 1/22/2030(4)	275,000	260,043
Gray Television, Inc.
7.00% due 5/15/2027(4)	226,000	222,088
Univision Communications, Inc.
8.50% due 7/31/2031(4)	199,000	199,410

		2,237,347

Mining — 1.2%
Anglo American Capital PLC
3.875% due 3/16/2029(4)	340,000	329,841
Antofagasta PLC
6.25% due 5/2/2034(4)	400,000	426,112
FMG Resources August 2006 Pty. Ltd.
4.375% due 4/1/2031(4)	205,000	191,300
Glencore Funding LLC
5.371% due 4/4/2029(4)	342,000	353,484
5.634% due 4/4/2034(4)	483,000	504,281
6.375% due 10/6/2030(4)	216,000	234,792
Hecla Mining Co.
7.25% due 2/15/2028	246,000	250,977

		2,290,787

Miscellaneous Manufacturing — 0.1%
LSB Industries, Inc.
6.25% due 10/15/2028(4)	192,000	187,469

		187,469

Oil & Gas — 4.6%
Aethon United BR LP/Aethon United Finance Corp.
7.50% due 10/1/2029(4)	236,000	239,531
Antero Resources Corp.
7.625% due 2/1/2029(4)	449,000	463,040
Apache Corp.
4.25% due 1/15/2030	268,000	257,674
Baytex Energy Corp.
8.50% due 4/30/2030(4)	200,000	207,366
California Resources Corp.
8.25% due 6/15/2029(4)	203,000	207,032
CITGO Petroleum Corp.
8.375% due 1/15/2029(4)	245,000	254,893
Civitas Resources, Inc.
8.375% due 7/1/2028(4)	194,000	202,747

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
CNX Resources Corp.
6.00% due 1/15/2029(4)	$229,000	$230,262
Comstock Resources, Inc.
6.75% due 3/1/2029(4)	196,000	191,594
Continental Resources, Inc.
5.75% due 1/15/2031(4)	1,333,000	1,363,699
Cosan Luxembourg SA
7.25% due 6/27/2031(4)	200,000	209,946
Coterra Energy, Inc.
5.60% due 3/15/2034	284,000	293,963
Crescent Energy Finance LLC
7.375% due 1/15/2033(4)	204,000	200,530
Devon Energy Corp.
5.20% due 9/15/2034	330,000	328,617
Diamond Foreign Asset Co./Diamond Finance LLC
8.50% due 10/1/2030(4)	175,000	182,831
Ecopetrol SA
8.375% due 1/19/2036	273,000	279,145
Encino Acquisition Partners Holdings LLC
8.75% due 5/1/2031(4)	196,000	206,161
EQT Corp.
5.75% due 2/1/2034	345,000	355,340
7.00% due 2/1/2030	441,000	481,832
Medco Maple Tree Pte. Ltd.
8.96% due 4/27/2029(4)	250,000	264,452
Occidental Petroleum Corp.
6.625% due 9/1/2030	734,000	791,582
Ovintiv, Inc.
6.50% due 2/1/2038	400,000	427,948
Permian Resources Operating LLC
6.25% due 2/1/2033(4)	122,000	123,952
SM Energy Co.
6.75% due 8/1/2029(4)	209,000	209,826
TGNR Intermediate Holdings LLC
5.50% due 10/15/2029(4)	240,000	228,026
Valaris Ltd.
8.375% due 4/30/2030(4)	207,000	213,247
Vital Energy, Inc.
7.875% due 4/15/2032(4)	184,000	178,241

		8,593,477

Packaging & Containers — 0.2%
LABL, Inc.
9.50% due 11/1/2028(4)	226,000	233,388
Mauser Packaging Solutions Holding Co.
7.875% due 8/15/2026(4)	214,000	216,540

		449,928

Pharmaceuticals — 0.5%
Bayer Corp.
6.65% due 2/15/2028(4)	343,000	361,505
Bayer U.S. Finance LLC
6.375% due 11/21/2030(4)	400,000	428,248
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% due 4/30/2031(4)	226,000	212,682

		1,002,435

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — 1.8%
Cheniere Energy Partners LP
3.25% due 1/31/2032	$344,000	$307,391
Columbia Pipeline Group, Inc.
4.50% due 6/1/2025	339,000	338,061
Eastern Gas Transmission & Storage, Inc.
3.00% due 11/15/2029	428,000	401,186
Enbridge, Inc.
8.50% (8.50% fixed rate until 10/15/2033; 5 yr. CMT rate + 4.43% thereafter) due 1/15/2084(2)	512,000	574,131
EQM Midstream Partners LP
7.50% due 6/1/2030(4)	231,000	253,770
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 9/30/2040(4)	276,000	223,784
Genesis Energy LP/Genesis Energy Finance Corp.
8.25% due 1/15/2029	205,000	212,185
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.375% due 2/15/2032(4)	191,000	196,848
NGPL PipeCo LLC
3.25% due 7/15/2031(4)	314,000	278,732
Sabine Pass Liquefaction LLC
5.625% due 3/1/2025	226,000	226,258
Venture Global LNG, Inc.
8.375% due 6/1/2031(4)	277,000	291,980

		3,304,326

Real Estate Investment Trusts — 1.7%
American Tower Corp.
2.40% due 3/15/2025	448,000	442,570
2.95% due 1/15/2025	235,000	233,355
3.80% due 8/15/2029	616,000	599,122
Crown Castle, Inc.
3.30% due 7/1/2030	491,000	459,267
EPR Properties
4.50% due 6/1/2027	180,000	177,475
4.95% due 4/15/2028	344,000	341,031
Iron Mountain Information Management Services, Inc.
5.00% due 7/15/2032(4)	225,000	216,976
VICI Properties LP
6.125% due 4/1/2054	332,000	348,042
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/1/2029(4)	314,000	308,213

		3,126,051

Retail — 0.3%
Home Depot, Inc.
5.30% due 6/25/2054	179,000	188,149
Macy’s Retail Holdings LLC
5.875% due 4/1/2029(4)	96,000	94,878
PetSmart, Inc./PetSmart Finance Corp.
7.75% due 2/15/2029(4)	250,000	246,607
Walgreens Boots Alliance, Inc.
8.125% due 8/15/2029	60,000	59,895

		589,529

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Semiconductors — 0.5%
Broadcom, Inc.
4.15% due 4/15/2032(4)	$427,000	$414,041
5.15% due 11/15/2031	425,000	440,563

		854,604

Software — 0.4%
Atlassian Corp.
5.50% due 5/15/2034	269,000	281,318
Cloud Software Group, Inc.
6.50% due 3/31/2029(4)	213,000	211,990
9.00% due 9/30/2029(4)	239,000	243,247

		736,555

Telecommunications — 0.6%
Sprint Capital Corp.
8.75% due 3/15/2032	212,000	263,378
T-Mobile USA, Inc.
3.875% due 4/15/2030	572,000	556,258
Zayo Group Holdings, Inc.
4.00% due 3/1/2027(4)	217,000	193,714

		1,013,350

Transportation — 0.2%
Rand Parent LLC
8.50% due 2/15/2030(4)	206,000	209,858
Watco Cos. LLC/Watco Finance Corp.
7.125% due 8/1/2032(4)	133,000	138,663

		348,521

Total Corporate Bonds & Notes (Cost $81,567,367)		82,898,026

Non-Agency Mortgage-Backed Securities — 8.6%
ARZ Trust
Series 2024-BILT, Class A
5.772% due 6/11/2029(4)	150,000	155,935
Bank5
Series 2023-5YR2, Class A3
6.656% due 7/15/2056(1)(2)	260,000	277,848
BBCMS Mortgage Trust
Series 2019-BWAY, Class B
6.522% due 11/15/2034(1)(2)(4)(5)	160,000	31,675
Series 2023-C21, Class A5
6.00% due 9/15/2056(1)(2)	370,000	405,499
Benchmark Mortgage Trust
Series 2024-V7, Class A3
6.228% due 5/15/2056(1)(2)	470,000	501,016
BMO Mortgage Trust
Series 2023-C5, Class A4
5.494% due 6/15/2056	220,000	232,222
BSPRT Issuer Ltd.
Series 2022-FL8, Class A
6.842% due 2/15/2037(1)(2)(4)	90,595	90,548
BX Commercial Mortgage Trust
Series 2021-XL2, Class A
5.90% due 10/15/2038(1)(2)(4)	146,764	145,567
Series 2024-XL4, Class A
6.539% due 2/15/2039(1)(2)(4)	534,605	535,114
Series 2024-XL5, Class A
6.488% due 3/15/2041(1)(2)(4)	258,879	258,759

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
BX Trust
Series 2024-VLT4, Class A
6.588% due 7/15/2029(1)(2)(4)	$410,000	$409,937
Chase Home Lending Mortgage Trust
Series 2024-RPL2, Class A1A
3.25% due 8/25/2064(1)(2)(4)	223,353	198,681
Series 2024-RPL4, Class A1A
3.375% due 12/25/2064(1)(2)(4)	260,000	239,352
CIM Trust
Series 2021-J3, Class A1
2.50% due 6/25/2051(1)(2)(4)	835,001	696,299
Commercial Mortgage Trust
Series 2015-LC21, Class AM
4.043% due 7/10/2048(1)(2)	522,000	515,404
CONE Trust
Series 2024-DFW1, Class A
6.738% due 8/15/2041(1)(2)(4)	150,000	149,960
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1
6.48% due 1/25/2042(1)(2)(4)	267,344	267,309
Series 2023-R01, Class 1M1
7.663% due 12/25/2042(1)(2)(4)	867,303	889,265
Series 2023-R02, Class 1M1
7.58% due 1/25/2043(1)(2)(4)	402,669	411,373
Series 2023-R03, Class 2M2
9.18% due 4/25/2043(1)(2)(4)	300,000	320,892
Series 2023-R04, Class 1M1
7.563% due 5/25/2043(1)(2)(4)	269,895	275,718
Series 2023-R07, Class 2M1
7.213% due 9/25/2043(1)(2)(4)	151,732	152,348
Series 2024-R03, Class 2M2
7.213% due 3/25/2044(1)(2)(4)	350,000	351,779
Series 2024-R04, Class 1M2
6.93% due 5/25/2044(1)(2)(4)	165,000	165,623
EQUS Mortgage Trust
Series 2021-EQAZ, Class A
5.966% due 10/15/2038(1)(2)(4)	137,997	136,677
Flagstar Mortgage Trust
Series 2021-3INV, Class A2
2.50% due 6/25/2051(1)(2)(4)	572,692	483,431
Series 2021-7, Class A1
2.50% due 8/25/2051(1)(2)(4)	535,676	453,951
Freddie Mac STACR REMIC Trust
Series 2022-DNA1, Class M2
7.78% due 1/25/2042(1)(2)(4)	365,000	371,050
Series 2024-DNA1, Class A1
6.63% due 2/25/2044(1)(2)(4)	565,652	566,359
Series 2024-DNA2, Class M1
6.48% due 5/25/2044(1)(2)(4)	221,900	221,900
GS Mortgage Securities Corp. Trust
Series 2021-ROSS, Class G
10.012% due 5/15/2026(1)(2)(4)	660,000	212,323
GS Mortgage-Backed Securities Trust
Series 2021-PJ2, Class A2
2.50% due 7/25/2051(1)(2)(4)	444,951	376,079
Series 2021-PJ8, Class A2
2.50% due 1/25/2052(1)(2)(4)	602,375	507,107
JP Morgan Mortgage Trust
Series 2021-13, Class A3
2.50% due 4/25/2052(1)(2)(4)	464,191	394,185
Series 2021-15, Class A2
3.00% due 6/25/2052(1)(2)(4)	769,491	674,791

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)		Principal Amount	Value
Non-Agency Mortgage-Backed Securities — (continued)
Series 2021-INV8, Class A2
3.00% due 5/25/2052(1)(2)(4)		$437,165	$383,623
Series 2022-4, Class A3
3.00% due 10/25/2052(1)(2)(4)		341,722	296,014
KIND Commercial Mortgage Trust
Series 2024-1, Class A
6.987% due 8/15/2041(1)(2)(4)		220,000	220,324
PFP Ltd.
Series 2023-10, Class A
7.448% due 9/16/2038(1)(2)(4)		399,955	401,142
Rate Mortgage Trust
Series 2024-J1, Class A1
6.00% due 7/25/2054(1)(2)(4)		607,146	611,143
RCKT Mortgage Trust
Series 2024-INV1, Class A1
6.50% due 6/25/2054(1)(2)(4)		193,818	197,108
Ready Capital Mortgage Financing LLC
Series 2022-FL8, Class A
6.913% due 1/25/2037(1)(2)(4)		761,844	761,542
Sequoia Mortgage Trust
Series 2024-7, Class A2
6.00% due 8/25/2054(1)(2)(4)		188,085	188,959
Towd Point Mortgage Trust
Series 2019-HY1, Class M2
6.969% due 10/25/2048(1)(2)(4)		210,000	220,251
Wells Fargo Commercial Mortgage Trust
Series 2024-MGP, Class A12
6.788% due 8/15/2041(1)(2)(4)		350,000	349,649
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2
2.50% due 9/25/2051(1)(2)(4)		384,840	323,608

Total Non-Agency Mortgage-Backed Securities (Cost $16,477,086)			16,029,339

Foreign Government — 2.9%
Angola Government International Bonds
8.25% due 5/9/2028(4)	USD	314,000	297,650
Colombia Government International Bonds
7.50% due 2/2/2034	USD	326,000	338,486
Japan Finance Organization for Municipalities
5.00% due 4/23/2029(4)	USD	2,350,000	2,449,569
Ontario Teachers’ Finance Trust
4.625% due 4/10/2029(4)	USD	1,881,000	1,936,866
Peru Government International Bonds
5.375% due 2/8/2035	USD	155,000	158,991
Senegal Government International Bonds
6.25% due 5/23/2033(4)	USD	290,000	249,255

Total Foreign Government (Cost $5,270,711)			5,430,817

U.S. Government Securities — 11.9%
U.S. Treasury Bonds
2.375% due 2/15/2042		$2,731,000	2,127,193
3.875% due 2/15/2043		4,234,000	4,085,810
4.25% due 2/15/2054		5,296,200	5,398,814
4.375% due 8/15/2043		1,122,800	1,154,729
4.50% due 2/15/2044		1,465,000	1,528,636
4.625% due 5/15/2044		2,394,000	2,538,014
4.625% due 5/15/2054		1,230,000	1,334,358

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
U.S. Treasury Notes
4.625% due 6/30/2026	$2,804,100	$2,847,257
4.875% due 4/30/2026	975,000	991,682

Total U.S. Government Securities (Cost $21,448,947)		22,006,493

Repurchase Agreements — 3.4%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $6,271,334, due 10/1/2024(6)	6,271,069	6,271,069

Total Repurchase Agreements (Cost $6,271,069)		6,271,069

Total Investments — 116.2% (Cost $214,745,701)		215,901,195

Liabilities in excess of other assets — (16.2)%		(30,082,080)

Total Net Assets — 100.0%		$185,819,115

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2024.
(3)	TBA - To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2024, the aggregate market value of these securities amounted to $92,636,093, representing 49.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
BBCMS Mortgage Trust	160,000	$158,959	$31,675	11/18/2019	0.02%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.	198,000	192,502	172,341	6/30/2017 - 5/10/2018	0.09%

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$6,158,000	$6,396,691

Open futures contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	December 2024	84	Long	$17,450,023	$17,492,344	$42,321
U.S. 5-Year Treasury Note	December 2024	11	Long	1,214,855	1,208,711	(6,144)
U.S. Ultra 10-Year Treasury Note	December 2024	20	Long	2,372,112	2,365,938	(6,174)
U.S. Ultra Bond	December 2024	42	Long	5,704,958	5,589,937	(115,021)

Total				$26,741,948	$26,656,930	$(85,018)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$51,345,169	$—	$51,345,169
Asset-Backed Securities	—	31,920,282	—	31,920,282
Corporate Bonds & Notes	—	82,898,026	—	82,898,026
Non-Agency Mortgage-Backed Securities	—	16,029,339	—	16,029,339
Foreign Government	—	5,430,817	—	5,430,817
U.S. Government Securities	—	22,006,493	—	22,006,493
Repurchase Agreements	—	6,271,069	—	6,271,069

Total	$—	$215,901,195	$—	$215,901,195

Other Financial Instruments
Futures Contracts
Assets	$42,321	$—	$—	$42,321
Liabilities	(127,339)	—	—	(127,339)

Total	$(85,018)	$—	$—	$(85,018)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 97.3%
Automobile Components — 1.1%
Visteon Corp.(1)	23,840	$2,270,522

		2,270,522

Banks — 9.7%
Bank OZK	75,293	3,236,846
Home Bancshares, Inc.	124,700	3,378,123
Independent Bank Corp.	44,200	2,613,546
Texas Capital Bancshares, Inc.(1)	36,200	2,586,852
WaFd, Inc.	85,305	2,972,879
Wintrust Financial Corp.	33,206	3,603,847
WSFS Financial Corp.	33,400	1,703,066

		20,095,159

Biotechnology — 2.7%
Insmed, Inc.(1)	16,500	1,204,500
Rhythm Pharmaceuticals, Inc.(1)	14,000	733,460
Scholar Rock Holding Corp.(1)	134,000	1,073,340
Ultragenyx Pharmaceutical, Inc.(1)	25,422	1,412,192
Vaxcyte, Inc.(1)	9,400	1,074,138

		5,497,630

Building Products — 2.6%
Janus International Group, Inc.(1)	176,800	1,787,448
Tecnoglass, Inc.	53,000	3,638,980

		5,426,428

Chemicals — 1.1%
Olin Corp.	45,923	2,203,385

		2,203,385

Communications Equipment — 1.0%
Extreme Networks, Inc.(1)	136,100	2,045,583

		2,045,583

Construction & Engineering — 1.4%
Primoris Services Corp.	48,872	2,838,486

		2,838,486

Construction Materials — 1.6%
Eagle Materials, Inc.	11,800	3,394,270

		3,394,270

Consumer Finance — 3.9%
Encore Capital Group, Inc.(1)	56,166	2,654,967
OneMain Holdings, Inc.	52,600	2,475,882
PROG Holdings, Inc.	61,551	2,984,608

		8,115,457

Consumer Staples Distribution & Retail — 0.8%
Guardian Pharmacy Services, Inc., Class A(1)	98,979	1,662,847

		1,662,847

Containers & Packaging — 1.3%
Silgan Holdings, Inc.	50,000	2,625,000

		2,625,000

Diversified Consumer Services — 1.2%
Stride, Inc.(1)	29,076	2,480,474

		2,480,474

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	81,800	$1,570,560

		1,570,560

Diversified Telecommunication Services — 0.8%
Anterix, Inc.(1)	44,039	1,658,509

		1,658,509

Electric Utilities — 1.5%
Portland General Electric Co.	66,504	3,185,542

		3,185,542

Electrical Equipment — 1.2%
EnerSys	23,735	2,422,157

		2,422,157

Electronic Equipment, Instruments & Components — 2.2%
Crane NXT Co.	31,100	1,744,710
Itron, Inc.(1)	17,842	1,905,704
nLight, Inc.(1)	90,222	964,473

		4,614,887

Energy Equipment & Services — 2.6%
Atlas Energy Solutions, Inc.	98,100	2,138,580
Expro Group Holdings NV(1)	76,500	1,313,505
Valaris Ltd.(1)	36,500	2,034,875

		5,486,960

Entertainment — 0.6%
Vivid Seats, Inc., Class A(1)	314,500	1,163,650

		1,163,650

Financial Services — 2.6%
Essent Group Ltd.	32,000	2,057,280
Euronet Worldwide, Inc.(1)	34,300	3,403,589

		5,460,869

Food Products — 1.5%
Hain Celestial Group, Inc.(1)	159,700	1,378,211
Utz Brands, Inc.	102,404	1,812,551

		3,190,762

Gas Utilities — 1.2%
ONE Gas, Inc.	34,200	2,545,164

		2,545,164

Ground Transportation — 0.8%
Marten Transport Ltd.	95,589	1,691,925

		1,691,925

Health Care Equipment & Supplies — 1.4%
Lantheus Holdings, Inc.(1)	25,844	2,836,379

		2,836,379

Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.(1)	40,905	2,593,786
AMN Healthcare Services, Inc.(1)	24,900	1,055,511
HealthEquity, Inc.(1)	31,382	2,568,617

		6,217,914

Hotel & Resort REITs — 0.8%
RLJ Lodging Trust	181,083	1,662,342

		1,662,342

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — 0.6%
Bloomin’ Brands, Inc.	80,600	$1,332,318

		1,332,318

Household Durables — 3.0%
Helen of Troy Ltd.(1)	30,200	1,867,870
Meritage Homes Corp.	20,800	4,265,456

		6,133,326

Industrial REITs — 0.9%
LXP Industrial Trust	185,278	1,862,044

		1,862,044

Insurance — 1.4%
Abacus Life, Inc.(1)	75,500	764,060
Assured Guaranty Ltd.	27,705	2,203,102

		2,967,162

IT Services — 0.6%
BigCommerce Holdings, Inc., Series 1(1)	228,000	1,333,800

		1,333,800

Life Sciences Tools & Services — 0.7%
Maravai LifeSciences Holdings, Inc., Class A(1)	166,900	1,386,939

		1,386,939

Machinery — 3.3%
Hillman Solutions Corp.(1)	287,275	3,033,624
Terex Corp.	44,100	2,333,331
Wabash National Corp.	71,200	1,366,328

		6,733,283

Media — 2.3%
Criteo SA, ADR(1)	61,100	2,458,664
Gambling.com Group Ltd.(1)	139,600	1,398,792
Gray Television, Inc.	182,916	980,430

		4,837,886

Metals & Mining — 2.7%
Commercial Metals Co.	30,366	1,668,915
MP Materials Corp.(1)	124,676	2,200,532
Warrior Met Coal, Inc.	27,200	1,738,080

		5,607,527

Mortgage REITs — 0.9%
Redwood Trust, Inc.	252,458	1,951,500

		1,951,500

Office REITs — 1.5%
COPT Defense Properties	99,434	3,015,833

		3,015,833

Oil, Gas & Consumable Fuels — 3.2%
CNX Resources Corp.(1)	71,014	2,312,926
HF Sinclair Corp.	32,448	1,446,207
Matador Resources Co.	56,900	2,811,998

		6,571,131

Passenger Airlines — 2.5%
Allegiant Travel Co.	44,100	2,428,146
SkyWest, Inc.(1)	31,700	2,695,134

		5,123,280

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 6.2%
Axsome Therapeutics, Inc.(1)	16,900	$1,518,803
Corcept Therapeutics, Inc.(1)	77,500	3,586,700
Intra-Cellular Therapies, Inc.(1)	34,271	2,507,609
Prestige Consumer Healthcare, Inc.(1)	34,700	2,501,870
Tarsus Pharmaceuticals, Inc.(1)	28,000	920,920
Verona Pharma PLC, ADR(1)	65,400	1,881,558

		12,917,460

Professional Services — 2.6%
ICF International, Inc.	19,694	3,284,762
Korn Ferry	28,761	2,163,978

		5,448,740

Retail REITs — 1.4%
Kite Realty Group Trust	109,148	2,898,971

		2,898,971

Semiconductors & Semiconductor Equipment — 2.8%
indie Semiconductor, Inc., Class A(1)	279,300	1,114,407
Photronics, Inc.(1)	107,800	2,669,128
SMART Global Holdings, Inc.(1)	98,775	2,069,336

		5,852,871

Software — 3.0%
CommVault Systems, Inc.(1)	13,125	2,019,281
Q2 Holdings, Inc.(1)	35,500	2,831,835
Rapid7, Inc.(1)	31,934	1,273,847

		6,124,963

Specialized REITs — 1.1%
PotlatchDeltic Corp.	49,700	2,238,985

		2,238,985

Specialty Retail — 3.2%
Academy Sports & Outdoors, Inc.	35,000	2,042,600
Murphy USA, Inc.	9,379	4,622,628

		6,665,228

Textiles, Apparel & Luxury Goods — 1.0%
Oxford Industries, Inc.	24,500	2,125,620

		2,125,620

Trading Companies & Distributors — 3.0%
Custom Truck One Source, Inc.(1)	265,517	916,034
GATX Corp.	20,701	2,741,847
Rush Enterprises, Inc., Class A	50,140	2,648,896

		6,306,777

Total Common Stocks (Cost $157,139,265)		201,798,505

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 2.8%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $5,732,250, due 10/1/2024(2)	$5,732,008	$5,732,008

Total Repurchase Agreements (Cost $5,732,008)		5,732,008

Total Investments — 100.1% (Cost $162,871,273)		207,530,513

Liabilities in excess of other assets — (0.1)%		(258,226)

Total Net Assets — 100.0%		$207,272,287

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$5,628,600	$5,846,711

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$201,798,505	$—	$—	$201,798,505
Repurchase Agreements	—	5,732,008	—	5,732,008

Total	$201,798,505	$5,732,008	$—	$207,530,513

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 98.9%
Bermuda — 3.3%
CK Infrastructure Holdings Ltd.	265,000	$1,804,566

		1,804,566

Brazil — 3.0%
Cia de Saneamento Basico do Estado de Sao Paulo	100,300	1,664,394

		1,664,394

China — 2.2%
China Longyuan Power Group Corp. Ltd., Class H	915,613	829,874
ENN Energy Holdings Ltd.	51,500	389,597

		1,219,471

France — 4.6%
Engie SA	146,840	2,536,629

		2,536,629

Germany — 4.6%
RWE AG	69,945	2,544,267

		2,544,267

Italy — 4.7%
Enel SpA	321,160	2,566,538

		2,566,538

Japan — 3.9%
Kansai Electric Power Co., Inc.	90,600	1,498,890
Tokyo Gas Co. Ltd.	28,300	658,591

		2,157,481

Portugal — 1.9%
EDP SA	234,133	1,069,587

		1,069,587

Spain — 4.9%
Iberdrola SA	176,488	2,730,547

		2,730,547

United Kingdom — 4.7%
National Grid PLC	190,171	2,621,618

		2,621,618

United States — 61.1%
American Electric Power Co., Inc.	39,888	4,092,509
Atmos Energy Corp.	19,497	2,704,429
CenterPoint Energy, Inc.	48,343	1,422,251
Dominion Energy, Inc.	43,663	2,523,285
Duke Energy Corp.	21,502	2,479,180
Edison International	29,933	2,606,865
Exelon Corp.	40,704	1,650,547
NextEra Energy, Inc.	31,103	2,629,136
NRG Energy, Inc.	2,282	207,890
PG&E Corp.	128,379	2,538,053
Sempra	45,101	3,771,797
Southern Co.	20,915	1,886,115
Vistra Corp.	36,481	4,324,458
WEC Energy Group, Inc.	9,249	889,569

		33,726,084

Total Common Stocks (Cost $40,076,802)		54,641,182

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $169,242, due 10/1/2024(1)	$169,234	$169,234

Total Repurchase Agreements (Cost $169,234)		169,234

Total Investments — 99.2% (Cost $40,246,036)		54,810,416

Assets in excess of other liabilities — 0.8%		419,196

Total Net Assets — 100.0%		$55,229,612

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$166,200	$172,660

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,804,566	*	$—	$1,804,566
Brazil	1,664,394	—		—	1,664,394
China	—	1,219,471	*	—	1,219,471
France	—	2,536,629	*	—	2,536,629
Germany	—	2,544,267	*	—	2,544,267
Italy	—	2,566,538	*	—	2,566,538
Japan	—	2,157,481	*	—	2,157,481
Portugal	—	1,069,587	*	—	1,069,587
Spain	—	2,730,547	*	—	2,730,547
United Kingdom	—	2,621,618	*	—	2,621,618
United States	33,726,084	—		—	33,726,084
Repurchase Agreements	—	169,234		—	169,234

Total	$35,390,478	$19,419,938		$—	$54,810,416

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 19.0%
Federal Home Loan Mortgage Corp.
2.50% due 9/1/2052	$3,426,525	$2,958,211
3.50% due 6/1/2052	2,796,971	2,606,244
4.00% due 10/1/2037	363,493	361,359
4.00% due 6/1/2052	3,886,989	3,736,241
4.50% due 9/1/2052	447,917	440,901
5.00% due 12/1/2052	977,976	978,355
5.50% due 9/1/2053	2,073,709	2,108,255
6.00% due 10/1/2053	2,102,950	2,149,285
Federal National Mortgage Association
2.50% due 5/1/2052	1,142,072	987,876
3.00% due 7/1/2051	1,677,285	1,504,894
3.00% due 3/1/2052	3,743,511	3,359,057
3.00% due 5/1/2052	2,016,755	1,810,180
3.50% due 6/1/2052	4,544,721	4,234,813
3.50% due 10/1/2052	1,820,838	1,696,250
3.50% due 11/1/2052	1,746,645	1,626,863
4.00% due 10/1/2052	2,322,681	2,231,163
4.00% due 12/1/2052	1,190,518	1,143,425
4.50% due 10/1/2053	2,337,645	2,298,057
5.00% due 2/1/2053	337,091	337,013
6.00% due 9/1/2053	318,307	325,417

Total Agency Mortgage-Backed Securities (Cost $36,269,096)		36,893,859

Asset-Backed Securities — 23.3%
AIMCO CLO
Series 2017-AA, Class DR
8.694% (3 mo. USD Term SOFR + 3.41%) due 4/20/2034(1)(2)	1,800,000	1,794,960
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.047% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	998,500
Ares XXXIV CLO Ltd.
Series 2015-2A, Class BR2
7.147% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	300,000	300,180
Ballyrock CLO Ltd.
Series 2022-21A, Class BR
7.259% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(1)(2)	1,000,000	1,000,000
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2
6.715% (3 mo. USD Term SOFR + 1.43%) due 1/25/2035(1)(2)	1,500,000	1,499,651
Battery Park CLO II Ltd.
Series 2022-1A, Class A1
7.492% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	1,800,000	1,800,720
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
7.294% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	600,000	599,460
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	1,250,000	1,239,244

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.796% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	$1,400,000	$1,400,435
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.125% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	1,200,000	1,198,800
Series 2018-2A, Class CR
7.309% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,000,000	1,000,000
CNH Equipment Trust
Series 2022-B, Class A4
3.91% due 3/15/2028	1,370,000	1,361,967
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1
5.25% due 2/25/2049(1)	550,000	558,067
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493% due 11/20/2051(1)	923,875	846,092
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR
6.536% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	1,700,000	1,698,980
Elmwood CLO IX Ltd.
Series 2021-2A, Class C
7.444% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	1,000,000	997,600
Enterprise Fleet Financing LLC
Series 2023-1, Class A3
5.42% due 10/22/2029(1)	410,000	418,202
Ford Credit Auto Lease Trust
Series 2024-B, Class B
5.18% due 2/15/2028	475,000	482,667
Greywolf CLO II Ltd.
Series 2013-1A, Class C2RR
9.761% (3 mo. USD Term SOFR + 4.46%) due 4/15/2034(1)(2)	2,400,000	2,373,055
Hyundai Auto Receivables Trust
Series 2024-B, Class B
5.04% due 9/16/2030	1,000,000	1,023,209
ICG U.S. CLO Ltd.
Series 2018-2A, Class B
7.294% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	1,000,000	1,001,357
Series 2022-1A, Class A1
6.822% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,300,000	1,299,480
John Deere Owner Trust
Series 2023-A, Class A4
5.01% due 12/17/2029	1,000,000	1,017,363
Madison Park Funding XX Ltd.
Series 2016-20A, Class B1RR
7.059% (3 mo. USD Term SOFR + 1.75%) due 10/27/2037(1)(2)	1,250,000	1,250,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
7.075% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	$1,150,000	$1,149,310
Marble Point CLO XVIII Ltd.
Series 2020-2A, Class A1R
6.773% (3 mo. USD Term SOFR + 1.47%) due 10/15/2034(1)(2)	1,500,000	1,499,850
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.69% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	900,000	900,450
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR3
7.033% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(1)(2)	1,400,000	1,393,840
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,000,000	1,019,342
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21% due 12/15/2028	800,000	815,990
Octagon Investment Partners 50 Ltd.
Series 2020-4A, Class DR
8.713% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	400,000	394,320
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class CR
7.744% (3 mo. USD Term SOFR + 2.46%) due 4/21/2034(1)(2)	1,800,000	1,796,040
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	700,000	712,632
RRX 6 Ltd.
Series 2021-6A, Class A1
6.753% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,300,000	1,299,350
TCW CLO Ltd.
Series 2021-1A, Class A
6.714% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	1,500,000	1,499,250
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
7.032% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,520,000	1,519,158
Trinitas CLO XVI Ltd.
Series 2021-16A, Class A1
6.724% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	1,200,000	1,200,720
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2
5.10% due 9/15/2054(1)	800,000	800,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Westlake Automobile Receivables Trust
Series 2023-4A, Class A3
6.24% due 7/15/2027(1)	$1,350,000	$1,368,938
World Omni Select Auto Trust
Series 2024-A, Class B
5.18% due 6/17/2030	600,000	607,030

Total Asset-Backed Securities (Cost $44,970,929)		45,136,209

Corporate Bonds & Notes — 28.7%
Advertising — 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% due 1/15/2029(1)	500,000	476,220

		476,220

Aerospace & Defense — 1.1%
Bombardier, Inc.
6.00% due 2/15/2028(1)	500,000	503,090
L3Harris Technologies, Inc.
5.35% due 6/1/2034	300,000	312,336
RTX Corp.
5.75% due 1/15/2029	700,000	740,999
6.10% due 3/15/2034	500,000	551,780

		2,108,205

Apparel — 0.4%
VF Corp.
2.80% due 4/23/2027	900,000	853,488

		853,488

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.50% due 6/1/2050	300,000	286,332
4.95% due 1/15/2042	300,000	299,874
PepsiCo, Inc.
2.625% due 7/29/2029	300,000	283,269
3.90% due 7/18/2032	1,300,000	1,278,355

		2,147,830

Biotechnology — 0.1%
Gilead Sciences, Inc.
5.55% due 10/15/2053	100,000	107,290

		107,290

Chemicals — 0.2%
Nutrien Ltd.
5.40% due 6/21/2034	400,000	414,076

		414,076

Commercial Banks — 7.1%
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	1,100,000	954,206
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	600,000	598,230

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
BNP Paribas SA
5.176% (5.176% fixed rate until 1/9/2029; 1 day USD SOFR + 1.52% thereafter) due 1/9/2030(1)(2)	$600,000	$615,648
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(2)	1,900,000	1,806,482
JPMorgan Chase & Co.
4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	600,000	603,348
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(2)	800,000	822,032
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	300,000	305,067
Mitsubishi UFJ Financial Group, Inc.
5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	1,100,000	1,137,928
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; 1 day USD SOFR + 1.18% thereafter) due 7/21/2032(2)	600,000	516,246
5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(2)	1,200,000	1,232,796
Royal Bank of Canada
4.969% (4.969% fixed rate until 8/2/2029; 1 day USD SOFR + 1.10% thereafter) due 8/2/2030(2)	500,000	513,085
Standard Chartered PLC
6.097% (6.097% fixed rate until 1/11/2034; 1 yr. CMT rate + 2.10% thereafter) due 1/11/2035(1)(2)	600,000	645,558
Truist Bank
4.632% (5 yr. CMT rate + 1.15%) due 9/17/2029(2)	500,000	497,335
Truist Financial Corp.
5.435% (5.435% fixed rate until 1/24/2029; 1 day USD SOFR + 1.62% thereafter) due 1/24/2030(2)	1,300,000	1,345,747
U.S. Bancorp
5.85% (5.85% fixed rate until 10/21/2032; 1 day USD SOFR + 2.09% thereafter) due 10/21/2033(2)	900,000	959,607

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Wells Fargo & Co.
2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(2)	$1,400,000	$1,298,654

		13,851,969

Commercial Services — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375% due 3/1/2029(1)	800,000	747,928

		747,928

Computers — 0.2%
Hewlett Packard Enterprise Co.
5.60% due 10/15/2054	300,000	295,068

		295,068

Cosmetics & Personal Care — 0.7%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	500,000	469,860
Kenvue, Inc.
4.90% due 3/22/2033	600,000	620,916
5.05% due 3/22/2028	300,000	310,452

		1,401,228

Diversified Financial Services — 0.9%
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	546,655
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	400,000	417,496
Voya Financial, Inc.
5.00% due 9/20/2034	800,000	796,776

		1,760,927

Electric — 1.8%
Constellation Energy Generation LLC
5.75% due 3/15/2054	300,000	317,463
DTE Energy Co.
5.85% due 6/1/2034	700,000	751,737
Public Service Co. of Colorado
5.75% due 5/15/2054	200,000	216,678
Public Service Electric & Gas Co.
5.45% due 8/1/2053	100,000	106,023
Public Service Enterprise Group, Inc.
5.45% due 4/1/2034	300,000	312,774
Vistra Operations Co. LLC
6.00% due 4/15/2034(1)	400,000	427,036
Wisconsin Public Service Corp.
2.85% due 12/1/2051	100,000	66,840
Xcel Energy, Inc.
5.50% due 3/15/2034	1,300,000	1,352,416

		3,550,967

Electronics — 0.2%
Honeywell International, Inc.
4.50% due 1/15/2034	200,000	201,658
5.25% due 3/1/2054	200,000	208,556

		410,214

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Environmental Control — 0.5%
Waste Management, Inc.
4.15% due 4/15/2032	$900,000	$892,269

		892,269

Food — 0.2%
Kroger Co.
5.50% due 9/15/2054	400,000	402,416

		402,416

Healthcare-Services — 1.7%
CHS/Community Health Systems, Inc.
5.25% due 5/15/2030(1)	500,000	460,005
Cigna Group
5.40% due 3/15/2033	600,000	629,430
Elevance Health, Inc.
4.75% due 2/15/2033	400,000	404,308
5.125% due 2/15/2053	100,000	98,049
HCA, Inc.
5.50% due 6/15/2047	300,000	297,921
5.95% due 9/15/2054	300,000	314,994
UnitedHealth Group, Inc.
4.80% due 1/15/2030	300,000	308,916
5.15% due 7/15/2034	700,000	730,359

		3,243,982

Insurance — 0.6%
Aon North America, Inc.
5.45% due 3/1/2034	300,000	315,009
Assurant, Inc.
3.70% due 2/22/2030	400,000	379,296
Chubb INA Holdings LLC
5.00% due 3/15/2034	400,000	415,264

		1,109,569

Investment Companies — 0.4%
Ares Capital Corp.
7.00% due 1/15/2027	700,000	728,560

		728,560

Leisure Time — 0.8%
Royal Caribbean Cruises Ltd.
5.50% due 4/1/2028(1)	1,000,000	1,012,560
VOC Escrow Ltd.
5.00% due 2/15/2028(1)	500,000	493,805

		1,506,365

Machinery-Diversified — 0.2%
John Deere Capital Corp.
5.10% due 4/11/2034	400,000	418,744

		418,744

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10% due 6/1/2029	600,000	621,126
Comcast Corp.
2.65% due 2/1/2030	700,000	647,731
3.75% due 4/1/2040	200,000	173,016
5.35% due 5/15/2053	200,000	204,548

		1,646,421

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — 1.2%
BP Capital Markets America, Inc.
4.812% due 2/13/2033	$1,000,000	$1,013,220
Cenovus Energy, Inc.
2.65% due 1/15/2032	500,000	430,915
Comstock Resources, Inc.
6.75% due 3/1/2029(1)	500,000	488,760
Diamondback Energy, Inc.
5.75% due 4/18/2054	300,000	302,253

		2,235,148

Packaging & Containers — 0.5%
Berry Global, Inc.
5.80% due 6/15/2031(1)	400,000	415,960
Packaging Corp. of America
5.70% due 12/1/2033	500,000	532,050

		948,010

Pharmaceuticals — 1.6%
AbbVie, Inc.
5.05% due 3/15/2034	700,000	731,115
5.40% due 3/15/2054	300,000	318,138
Astrazeneca Finance LLC
5.00% due 2/26/2034	600,000	626,268
AstraZeneca PLC
6.45% due 9/15/2037	400,000	467,756
Becton Dickinson & Co.
4.298% due 8/22/2032	200,000	196,446
Eli Lilly & Co.
4.70% due 2/9/2034	500,000	511,220
5.00% due 2/9/2054	300,000	304,977

		3,155,920

Pipelines — 0.6%
Enterprise Products Operating LLC
4.95% due 2/15/2035	400,000	406,024
4.95% due 10/15/2054	200,000	190,368
Kinder Morgan, Inc.
5.40% due 2/1/2034	100,000	102,494
5.95% due 8/1/2054	100,000	103,816
MPLX LP
5.50% due 6/1/2034	100,000	102,814
Western Midstream Operating LP
5.45% due 11/15/2034	300,000	300,858

		1,206,374

Real Estate Investment Trusts — 0.5%
American Homes 4 Rent LP
5.50% due 7/15/2034	200,000	206,750
AvalonBay Communities, Inc.
5.35% due 6/1/2034	300,000	314,529
Extra Space Storage LP
5.40% due 2/1/2034	500,000	515,795

		1,037,074

Retail — 0.8%
Home Depot, Inc.
4.95% due 6/25/2034	700,000	727,370
Lowe’s Cos., Inc.
3.70% due 4/15/2046	300,000	238,284
Target Corp.
4.50% due 9/15/2034	500,000	500,655

		1,466,309

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Semiconductors — 0.2%
Broadcom, Inc.
3.75% due 2/15/2051(1)	$400,000	$317,548

		317,548

Software — 1.1%
Cloud Software Group, Inc.
6.50% due 3/31/2029(1)	500,000	497,630
Fiserv, Inc.
4.40% due 7/1/2049	200,000	176,808
5.625% due 8/21/2033	500,000	529,250
Oracle Corp.
5.55% due 2/6/2053	200,000	204,608
6.25% due 11/9/2032	700,000	774,354

		2,182,650

Telecommunications — 1.5%
AT&T, Inc.
3.55% due 9/15/2055	800,000	584,512
4.35% due 3/1/2029	400,000	402,288
Cisco Systems, Inc.
5.05% due 2/26/2034	300,000	314,838
5.30% due 2/26/2054	200,000	212,102
Intelsat Jackson Holdings SA
6.50% due 3/15/2030(1)	300,000	288,267
Rogers Communications, Inc.
5.30% due 2/15/2034	600,000	610,344
T-Mobile USA, Inc.
2.70% due 3/15/2032	250,000	220,390
3.00% due 2/15/2041	300,000	230,298

		2,863,039

Transportation — 0.9%
Burlington Northern Santa Fe LLC
5.50% due 3/15/2055	300,000	323,601
Norfolk Southern Corp.
5.35% due 8/1/2054	200,000	205,716
5.55% due 3/15/2034	400,000	428,884
United Parcel Service, Inc.
3.40% due 3/15/2029	300,000	292,845
5.15% due 5/22/2034	500,000	525,395

		1,776,441

Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC
5.55% due 4/3/2034(1)	400,000	411,976

		411,976

Total Corporate Bonds & Notes (Cost $53,831,295)		55,674,225

Non-Agency Mortgage-Backed Securities — 14.7%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2
3.901% due 8/10/2035(1)	1,100,000	1,081,222
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A
3.218% due 4/14/2033(1)	550,000	541,517
BANK
Series 2017-BNK5, Class AS
3.624% due 6/15/2060	1,500,000	1,446,075
Series 2019-BN24, Class AS
3.283% due 11/15/2062(2)(3)	1,412,000	1,281,116

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2022-BNK43, Class B
5.326% due 8/15/2055(2)(3)	$500,000	$470,503
BB-UBS Trust
Series 2012-SHOW, Class A
3.43% due 11/5/2036(1)	1,200,000	1,194,079
BBCMS Mortgage Trust
Series 2024-5C29, Class AS
5.627% due 9/15/2057(2)(3)	600,000	615,170
Series 2024-5C29, Class B
5.858% due 9/15/2057	500,000	514,997
Bear Stearns ARM Trust
Series 2004-10, Class 1M1
5.639% due 1/25/2035(2)(3)	718,715	694,800
Benchmark Mortgage Trust
Series 2019-B12, Class AS
3.419% due 8/15/2052	2,000,000	1,837,588
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(3)	735,000	771,797
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(3)	300,000	310,379
Series 2024-V9, Class AS
6.064% due 8/15/2057(2)(3)	800,000	836,290
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	815,000	894,039
Series 2024-C9, Class AS
6.127% due 7/15/2057(2)(3)	870,000	934,571
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(1)	1,000,000	930,647
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(2)(3)	1,000,000	948,950
CWHEQ Revolving Home Equity Loan Trust
Series 2005-K, Class 2A1
5.451% due 2/15/2036(2)(3)	385,785	379,352
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.08% due 11/25/2041(1)(2)(3)	1,100,000	1,111,068
Series 2021-HQA4, Class M1
6.23% due 12/25/2041(1)(2)(3)	545,946	543,138
Series 2022-DNA1, Class M1A
6.28% due 1/25/2042(1)(2)(3)	452,492	452,214
Series 2022-HQA3, Class M1A
7.58% due 8/25/2042(1)(2)(3)	1,025,769	1,047,607
HarborView Mortgage Loan Trust
Series 2004-5, Class B1
5.19% due 6/19/2034(2)(3)	1,363,674	1,306,231
Home Equity Asset Trust
Series 2004-8, Class M5
6.569% due 3/25/2035(2)(3)	578,046	518,288
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(1)	1,000,000	899,244
Series 2019-LIC, Class B
2.914% due 10/14/2039(1)	640,000	555,236
JP Morgan Mortgage Trust
Series 2005-A4, Class B1
6.123% due 7/25/2035(2)(3)	682,176	662,161

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
LEX Mortgage Trust
Series 2024-BBG, Class A
4.874% due 10/13/2033(1)(2)(3)	$500,000	$499,500
MASTR Specialized Loan Trust
Series 2005-2, Class M4
6.75% due 7/25/2035(1)(2)(3)	901,537	900,526
Morgan Stanley Capital I Trust
Series 2004-SD2, Class M1
5.899% due 4/25/2034(2)(3)	243,202	245,985
Series 2018-H4, Class A4
4.31% due 12/15/2051	800,000	790,653
Series 2020-L4, Class AS
2.88% due 2/15/2053	1,000,000	886,462
NYC Commercial Mortgage Trust
Series 2021-909, Class C
3.312% due 4/10/2043(1)(2)(3)	385,000	278,283
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)	1,600,000	1,386,393
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877% due 3/26/2046(1)	750,000	716,176

Total Non-Agency Mortgage-Backed Securities (Cost $29,130,266)		28,482,257

U.S. Government Securities — 10.4%
U.S. Treasury Bonds
4.125% due 8/15/2044	14,500,000	14,388,984
4.25% due 8/15/2054	5,600,000	5,719,875

Total U.S. Government Securities (Cost $20,104,796)		20,108,859

Commercial Paper — 1.2%
Wisconsin Public Service Corp.
4.911% due 10/1/2024	2,400,000	2,400,000

Total Commercial Paper (Cost $2,400,000)		2,400,000

	Shares	Value

Exchange-Traded Funds — 3.1%
SPDR Bloomberg High Yield Bond ETF	61,500	6,014,085

Total Exchange-Traded Funds (Cost $6,003,630)		6,014,085

	Principal Amount	Value

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $561,600, due 10/1/2024(4)	$561,577	561,577

Total Repurchase Agreements (Cost $561,577)		561,577

Total Investments — 100.7% (Cost $193,271,589)		195,271,071

Liabilities in excess of other assets — (0.7)%		(1,405,960)

Total Net Assets — 100.0%		$193,865,111

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2024, the aggregate market value of these securities amounted to $58,527,580, representing 30.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$551,500	$572,928

Open futures contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	December 2024	105	Long	$21,790,153	$21,865,430	$75,277
U.S. 5-Year Treasury Note	December 2024	95	Long	10,414,122	10,438,867	24,745
U.S. Long Bond	December 2024	21	Long	2,613,695	2,607,938	(5,757)
U.S. Ultra Bond	December 2024	21	Long	3,076,655	2,794,968	(281,687)

Total				$37,894,625	$37,707,203	$(187,422)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$36,893,859	$—	$36,893,859
Asset-Backed Securities	—	45,136,209	—	45,136,209
Corporate Bonds & Notes	—	55,674,225	—	55,674,225
Non-Agency Mortgage-Backed Securities	—	28,482,257	—	28,482,257
U.S. Government Securities	—	20,108,859	—	20,108,859
Commercial Paper	—	2,400,000	—	2,400,000
Exchange-Traded Funds	6,014,085	—	—	6,014,085
Repurchase Agreements	—	561,577	—	561,577

Total	$6,014,085	$189,256,986	$—	$195,271,071

Other Financial Instruments
Futures Contracts
Assets	$100,022	$—	$—	$100,022
Liabilities	(287,444)	—	—	(287,444)

Total	$(187,422)	$—	$—	$(187,422)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 17.9%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$1,908,136	$1,716,526
3.50% due 6/1/2052	3,496,214	3,257,804
4.00% due 10/1/2037	363,493	361,359
4.00% due 6/1/2052	647,831	622,707
4.50% due 9/1/2052	447,917	440,902
5.00% due 12/1/2052	1,155,790	1,156,238
5.50% due 9/1/2053	2,369,953	2,409,434
6.00% due 10/1/2053	2,377,248	2,429,626
Federal National Mortgage Association
2.50% due 1/1/2052	3,634,414	3,135,214
2.50% due 5/1/2052	2,480,150	2,145,293
3.00% due 7/1/2051	2,096,607	1,881,118
3.00% due 3/1/2052	3,195,680	2,867,487
3.00% due 5/1/2052	4,384,251	3,935,174
3.50% due 6/1/2052	4,020,330	3,746,181
3.50% due 10/1/2052	2,185,006	2,035,500
3.50% due 11/1/2052	2,114,359	1,969,360
4.00% due 10/1/2052	2,680,017	2,574,419
4.00% due 12/1/2052	1,190,518	1,143,425
4.50% due 10/1/2053	2,727,253	2,681,066
5.00% due 2/1/2053	385,881	385,791
6.00% due 9/1/2053	362,516	370,614

Total Agency Mortgage-Backed Securities (Cost $40,615,648)		41,265,238

Asset-Backed Securities — 22.6%
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.047% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	998,500
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3
7.381% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	462,000	464,097
Ares XXXIIR CLO Ltd.
Series 2014-32RA, Class B
7.18% (3 mo. USD Term SOFR + 2.06%) due 5/15/2030(1)(2)	1,200,000	1,197,120
Ares XXXIV CLO Ltd.
Series 2015-2A, Class BR2
7.147% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	450,000	450,270
Battalion CLO XX Ltd.
Series 2021-20A, Class D
8.663% (3 mo. USD Term SOFR + 3.36%) due 7/15/2034(1)(2)	2,000,000	1,921,954
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
7.294% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	799,280
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class CR2
7.135% (3 mo. USD Term SOFR + 2.00%) due 10/21/2037(1)(2)	3,000,000	3,000,000
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	1,400,000	1,387,954

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.796% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	$1,200,000	$1,200,373
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.125% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	800,000	799,200
CNH Equipment Trust
Series 2022-B, Class A4
3.91% due 3/15/2028	1,630,000	1,620,443
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493% due 11/20/2051(1)	1,021,125	935,154
Elmwood CLO IX Ltd.
Series 2021-2A, Class C
7.444% (3 mo. USD Term SOFR + 2.16%) due 7/20/2034(1)(2)	3,000,000	2,992,800
Enterprise Fleet Financing LLC
Series 2024-3, Class A4
5.06% due 3/20/2031(1)	1,000,000	1,022,288
Ford Credit Auto Lease Trust
Series 2024-B, Class B
5.18% due 2/15/2028	600,000	609,684
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A
1.06% due 9/15/2027	1,500,000	1,452,670
GMF Floorplan Owner Revolving Trust
Series 2024-1A, Class B
5.33% due 3/15/2029(1)	942,000	958,995
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91% due 4/20/2028(1)	1,000,000	1,011,044
Hyundai Auto Receivables Trust
Series 2024-B, Class B
5.04% due 9/16/2030	800,000	818,567
ICG U.S. CLO Ltd.
Series 2018-2A, Class B
7.294% (3 mo. USD Term SOFR + 2.01%) due 7/22/2031(1)(2)	1,300,000	1,301,764
Series 2022-1A, Class A1
6.822% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,500,000	1,499,400
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
7.075% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,300,000	1,299,220
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.69% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	900,000	900,450

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Neuberger Berman CLO XVI-S Ltd.
Series 2017-16SA, Class BR
6.963% (3 mo. USD Term SOFR + 1.66%) due 4/15/2034(1)(2)	$1,000,000	$998,800
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR3
7.033% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(1)(2)	1,100,000	1,095,160
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,500,000	1,529,012
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21% due 12/15/2028	1,050,000	1,070,986
Octagon Investment Partners 50 Ltd.
Series 2020-4A, Class DR
8.713% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,084,380
Octagon Loan Funding Ltd.
Series 2014-1A, Class CRR
7.563% (3 mo. USD Term SOFR + 2.46%) due 11/18/2031(1)(2)	3,200,000	3,193,920
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class CR
7.494% (3 mo. USD Term SOFR + 2.21%) due 7/2/2035(1)(2)	3,000,000	2,993,700
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	800,000	814,437
RRX 6 Ltd.
Series 2021-6A, Class A1
6.753% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,150,000	1,149,425
Santander Drive Auto Receivables Trust
Series 2023-4, Class B
5.77% due 12/15/2028	735,000	747,850
Synchrony Card Funding LLC
Series 2022-A1, Class A
3.37% due 4/15/2028	1,190,000	1,180,874
TCW CLO Ltd.
Series 2021-1A, Class A
6.714% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	1,650,000	1,649,175
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
7.032% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,720,000	1,719,047
Trinitas CLO XVI Ltd.
Series 2021-16A, Class A1
6.724% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	800,000	800,480

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2
5.10% due 9/15/2054(1)	$800,000	$800,000
Westlake Automobile Receivables Trust
Series 2023-4A, Class A3
6.24% due 7/15/2027(1)	1,650,000	1,673,147
World Omni Select Auto Trust
Series 2024-A, Class B
5.18% due 6/17/2030	800,000	809,373

Total Asset-Backed Securities (Cost $51,915,449)		51,950,993

Corporate Bonds & Notes — 29.4%
Aerospace & Defense — 0.7%
L3Harris Technologies, Inc.
5.35% due 6/1/2034	300,000	312,336
RTX Corp.
5.75% due 1/15/2029	500,000	529,285
6.10% due 3/15/2034	700,000	772,492

		1,614,113

Apparel — 0.4%
VF Corp.
2.80% due 4/23/2027	900,000	853,488

		853,488

Auto Manufacturers — 0.1%
Hyundai Capital America
5.30% due 6/24/2029(1)	200,000	205,940

		205,940

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.
5.40% due 8/15/2034	500,000	510,340

		510,340

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.50% due 6/1/2050	300,000	286,332
4.95% due 1/15/2042	400,000	399,832
PepsiCo, Inc.
2.625% due 7/29/2029	400,000	377,692
3.90% due 7/18/2032	1,600,000	1,573,360

		2,637,216

Biotechnology — 0.0%
Gilead Sciences, Inc.
5.55% due 10/15/2053	100,000	107,290

		107,290

Building Materials — 0.1%
CRH America Finance, Inc.
5.40% due 5/21/2034	300,000	312,621

		312,621

Chemicals — 0.3%
Nutrien Ltd.
5.40% due 6/21/2034	600,000	621,114

		621,114

Commercial Banks — 7.2%
Bank of America Corp.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	$1,100,000	$954,206
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	900,000	897,345
BNP Paribas SA
5.176% (5.176% fixed rate until 1/9/2029; 1 day USD SOFR + 1.52% thereafter) due 1/9/2030(1)(2)	600,000	615,648
Citibank NA
5.57% due 4/30/2034	500,000	533,325
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(2)	2,200,000	2,091,716
JPMorgan Chase & Co.
4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	800,000	804,464
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(2)	1,100,000	1,130,294
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	400,000	406,756
Mitsubishi UFJ Financial Group, Inc.
5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	1,100,000	1,137,928
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; 1 day USD SOFR + 1.18% thereafter) due 7/21/2032(2)	400,000	344,164
5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(2)	1,600,000	1,643,728
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(2)	300,000	307,428
Royal Bank of Canada
4.969% (4.969% fixed rate until 8/2/2029; 1 day USD SOFR + 1.10% thereafter) due 8/2/2030(2)	600,000	615,702
Standard Chartered PLC
6.097% (6.097% fixed rate until 1/11/2034; 1 yr. CMT rate + 2.10% thereafter) due 1/11/2035(1)(2)	400,000	430,372

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Truist Bank
4.632% (5 yr. CMT rate + 1.15%) due 9/17/2029(2)	$450,000	$447,601
Truist Financial Corp.
5.435% (5.435% fixed rate until 1/24/2029; 1 day USD SOFR + 1.62% thereafter) due 1/24/2030(2)	1,400,000	1,449,266
U.S. Bancorp
5.85% (5.85% fixed rate until 10/21/2032; 1 day USD SOFR + 2.09% thereafter) due 10/21/2033(2)	1,000,000	1,066,230
Wells Fargo & Co.
2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(2)	1,700,000	1,576,937

		16,453,110

Commercial Services — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375% due 3/1/2029(1)	450,000	420,710

		420,710

Computers — 0.1%
Hewlett Packard Enterprise Co.
5.60% due 10/15/2054	300,000	295,068

		295,068

Cosmetics & Personal Care — 0.6%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	500,000	469,860
Kenvue, Inc.
4.90% due 3/22/2033	600,000	620,916
5.05% due 3/22/2028	400,000	413,936

		1,504,712

Diversified Financial Services — 0.8%
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	546,655
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	500,000	521,870
Voya Financial, Inc.
5.00% due 9/20/2034	800,000	796,776

		1,865,301

Electric — 1.9%
Constellation Energy Generation LLC
5.75% due 3/15/2054	400,000	423,284
DTE Energy Co.
5.85% due 6/1/2034	900,000	966,519
Public Service Co. of Colorado
5.75% due 5/15/2054	300,000	325,017
Public Service Electric & Gas Co.
5.45% due 8/1/2053	100,000	106,023
Public Service Enterprise Group, Inc.
5.45% due 4/1/2034	600,000	625,548

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Vistra Operations Co. LLC
6.00% due 4/15/2034(1)	$400,000	$427,036
Wisconsin Public Service Corp.
2.85% due 12/1/2051	150,000	100,260
Xcel Energy, Inc.
5.50% due 3/15/2034	1,400,000	1,456,448

		4,430,135

Electronics — 0.3%
Honeywell International, Inc.
4.50% due 1/15/2034	400,000	403,316
5.25% due 3/1/2054	200,000	208,556

		611,872

Environmental Control — 0.5%
Waste Management, Inc.
4.15% due 4/15/2032	1,200,000	1,189,692

		1,189,692

Food — 0.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	200,000	207,088
Kroger Co.
5.50% due 9/15/2054	400,000	402,416

		609,504

Healthcare-Services — 1.6%
Cigna Group
5.40% due 3/15/2033	700,000	734,335
Elevance Health, Inc.
4.75% due 2/15/2033	600,000	606,462
5.125% due 2/15/2053	100,000	98,049
HCA, Inc.
3.50% due 9/1/2030	300,000	282,696
5.50% due 6/15/2047	100,000	99,307
5.60% due 4/1/2034	300,000	312,633
5.95% due 9/15/2054	300,000	314,994
UnitedHealth Group, Inc.
4.80% due 1/15/2030	400,000	411,888
5.15% due 7/15/2034	800,000	834,696

		3,695,060

Insurance — 0.7%
Aon North America, Inc.
5.45% due 3/1/2034	500,000	525,015
Assurant, Inc.
3.70% due 2/22/2030	400,000	379,296
Chubb INA Holdings LLC
5.00% due 3/15/2034	600,000	622,896

		1,527,207

Investment Companies — 0.3%
Ares Capital Corp.
7.00% due 1/15/2027	700,000	728,560

		728,560

Leisure Time — 0.5%
Royal Caribbean Cruises Ltd.
5.50% due 4/1/2028(1)	500,000	506,280
Viking Cruises Ltd.
9.125% due 7/15/2031(1)	500,000	546,405

		1,052,685

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Machinery-Diversified — 0.3%
Deere & Co.
3.90% due 6/9/2042	$100,000	$89,573
John Deere Capital Corp.
5.10% due 4/11/2034	500,000	523,430

		613,003

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10% due 6/1/2029	700,000	724,647
Comcast Corp.
2.65% due 2/1/2030	500,000	462,665
3.75% due 4/1/2040	300,000	259,524
5.35% due 5/15/2053	300,000	306,822
Nexstar Media, Inc.
5.625% due 7/15/2027(1)	500,000	495,350

		2,249,008

Oil & Gas — 1.1%
BP Capital Markets America, Inc.
3.633% due 4/6/2030	700,000	679,700
4.812% due 2/13/2033	1,000,000	1,013,220
Cenovus Energy, Inc.
2.65% due 1/15/2032	600,000	517,098
Diamondback Energy, Inc.
5.75% due 4/18/2054	300,000	302,253

		2,512,271

Packaging & Containers — 0.5%
Berry Global, Inc.
5.80% due 6/15/2031(1)	400,000	415,960
Packaging Corp. of America
5.70% due 12/1/2033	600,000	638,460

		1,054,420

Pharmaceuticals — 2.0%
AbbVie, Inc.
5.05% due 3/15/2034	1,200,000	1,253,340
5.40% due 3/15/2054	200,000	212,092
Astrazeneca Finance LLC
5.00% due 2/26/2034	900,000	939,402
AstraZeneca PLC
6.45% due 9/15/2037	400,000	467,756
Becton Dickinson & Co.
4.298% due 8/22/2032	200,000	196,446
Eli Lilly & Co.
4.70% due 2/9/2034	1,000,000	1,022,440
5.00% due 2/9/2054	200,000	203,318
Takeda Pharmaceutical Co. Ltd.
5.30% due 7/5/2034	300,000	312,993

		4,607,787

Pipelines — 0.8%
Cheniere Energy Partners LP
5.95% due 6/30/2033	500,000	529,135
Enterprise Products Operating LLC
4.95% due 2/15/2035	400,000	406,024
4.95% due 10/15/2054	200,000	190,368
Kinder Morgan, Inc.
5.40% due 2/1/2034	100,000	102,494
5.95% due 8/1/2054	100,000	103,816
MPLX LP
5.50% due 6/1/2034	100,000	102,814

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Western Midstream Operating LP
5.45% due 11/15/2034	$300,000	$300,858

		1,735,509

Real Estate Investment Trusts — 0.5%
American Homes 4 Rent LP
5.50% due 7/15/2034	200,000	206,750
AvalonBay Communities, Inc.
5.35% due 6/1/2034	400,000	419,372
Extra Space Storage LP
5.40% due 2/1/2034	600,000	618,954

		1,245,076

Retail — 0.9%
Home Depot, Inc.
4.95% due 6/25/2034	900,000	935,190
Lowe’s Cos., Inc.
3.70% due 4/15/2046	300,000	238,284
5.15% due 7/1/2033	300,000	312,615
Target Corp.
4.50% due 9/15/2034	700,000	700,917

		2,187,006

Semiconductors — 0.2%
Broadcom, Inc.
3.75% due 2/15/2051(1)	500,000	396,935

		396,935

Software — 1.0%
Cloud Software Group, Inc.
6.50% due 3/31/2029(1)	500,000	497,630
Fiserv, Inc.
4.40% due 7/1/2049	300,000	265,212
5.625% due 8/21/2033	600,000	635,100
Microsoft Corp.
3.30% due 2/6/2027	200,000	198,166
Oracle Corp.
5.55% due 2/6/2053	200,000	204,608
6.25% due 11/9/2032	500,000	553,110

		2,353,826

Telecommunications — 2.0%
AT&T, Inc.
3.55% due 9/15/2055	900,000	657,576
4.35% due 3/1/2029	500,000	502,860
5.40% due 2/15/2034	200,000	209,830
Cisco Systems, Inc.
5.05% due 2/26/2034	500,000	524,730
5.30% due 2/26/2054	300,000	318,153
Frontier Communications Holdings LLC
5.875% due 10/15/2027(1)	500,000	502,005
Intelsat Jackson Holdings SA
6.50% due 3/15/2030(1)	450,000	432,401
Rogers Communications, Inc.
5.30% due 2/15/2034	600,000	610,344
T-Mobile USA, Inc.
2.70% due 3/15/2032	600,000	528,936
3.00% due 2/15/2041	300,000	230,298

		4,517,133

Transportation — 1.0%
Burlington Northern Santa Fe LLC
5.50% due 3/15/2055	400,000	431,468

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Transportation — (continued)
Norfolk Southern Corp.
5.35% due 8/1/2054	$200,000	$205,716
5.55% due 3/15/2034	500,000	536,105
United Parcel Service, Inc.
3.40% due 3/15/2029	400,000	390,460
5.15% due 5/22/2034	800,000	840,632

		2,404,381

Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC
5.55% due 4/3/2034(1)	400,000	411,976

		411,976

Total Corporate Bonds & Notes (Cost $65,266,577)		67,534,069

Non-Agency Mortgage-Backed Securities — 9.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2
3.901% due 8/10/2035(1)	1,250,000	1,228,662
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A
3.218% due 4/14/2033(1)	450,000	443,059
BANK
Series 2019-BN24, Class AS
3.283% due 11/15/2062(2)(3)	1,413,000	1,282,023
Series 2022-BNK43, Class B
5.326% due 8/15/2055(2)(3)	500,000	470,503
BB-UBS Trust
Series 2012-SHOW, Class A
3.43% due 11/5/2036(1)	1,250,000	1,243,833
BBCMS Mortgage Trust
Series 2024-5C29, Class B
5.858% due 9/15/2057	300,000	308,998
Benchmark Mortgage Trust
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(3)	855,000	897,805
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(3)	360,000	372,455
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	950,000	1,042,131
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(1)	1,200,000	1,116,776
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,067,569
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.08% due 11/25/2041(1)(2)(3)	1,300,000	1,313,080
Series 2021-HQA4, Class M1
6.23% due 12/25/2041(1)(2)(3)	621,964	618,765
Series 2022-DNA1, Class M1A
6.28% due 1/25/2042(1)(2)(3)	510,504	510,191
Series 2022-HQA3, Class M1A
7.58% due 8/25/2042(1)(2)(3)	1,131,884	1,155,980
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(1)	1,200,000	1,079,093

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2019-LIC, Class B
2.914% due 10/14/2039(1)	$680,000	$589,939
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31% due 12/15/2051	900,000	889,484
Series 2020-L4, Class AS
2.88% due 2/15/2053	750,000	664,846
NYC Commercial Mortgage Trust
Series 2021-909, Class C
3.312% due 4/10/2043(1)(2)(3)	580,000	419,232
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)	1,800,000	1,559,692
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877% due 3/26/2046(1)	1,250,000	1,193,626
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.194% due 8/17/2036(1)(2)(3)	2,000,000	1,945,209
Series 2021-SAVE, Class A
6.362% due 2/15/2040(1)(2)(3)	744,439	739,796

Total Non-Agency Mortgage-Backed Securities (Cost $23,025,780)		22,152,747

U.S. Government Securities — 16.1%
U.S. Treasury Bonds
4.125% due 8/15/2044	17,500,000	17,366,016
4.25% due 8/15/2054	8,500,000	8,681,953
U.S. Treasury Notes
3.625% due 8/31/2029	6,500,000	6,520,312
3.75% due 8/31/2026	4,500,000	4,506,504

Total U.S. Government Securities (Cost $37,056,442)		37,074,785

	Shares	Value
Exchange-Traded Funds — 2.9%
iShares MBS ETF	35,985	3,447,723
Vanguard Mortgage-Backed Securities ETF	68,285	3,223,735

Total Exchange-Traded Funds (Cost $6,140,268)		6,671,458

	Principal Amount	Value
Commercial Paper — 0.2%
Wisconsin Public Service Corp.
4.911% due 10/1/2024	$500,000	500,000

Total Commercial Paper (Cost $500,000)		500,000

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $571,539, due 10/1/2024(4)	571,515	571,515

Total Repurchase Agreements (Cost $571,515)		571,515

Total Investments — 99.0% (Cost $225,091,679)		227,720,805

Assets in excess of other liabilities — 1.0%		2,217,820

Total Net Assets — 100.0%		$229,938,625

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2024, the aggregate market value of these securities amounted to $63,714,173, representing 27.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$561,300	$583,150

Open futures contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	December 2024	122	Long	$25,314,470	$25,405,547	$91,077
U.S. 5-Year Treasury Note	December 2024	132	Long	14,465,188	14,504,531	39,343
U.S. Long Bond	December 2024	18	Long	2,489,353	2,235,375	(253,978)
U.S. Ultra Bond	December 2024	12	Long	1,597,947	1,597,125	(822)

Total				$43,866,958	$43,742,578	$(124,380)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	December 2024	17	Short	$(2,015,506)	$(2,011,047)	$4,459

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$41,265,238	$—	$41,265,238
Asset-Backed Securities	—	51,950,993	—	51,950,993
Corporate Bonds & Notes	—	67,534,069	—	67,534,069
Non-Agency Mortgage-Backed Securities	—	22,152,747	—	22,152,747
U.S. Government Securities	—	37,074,785	—	37,074,785
Exchange-Traded Funds	6,671,458	—	—	6,671,458
Commercial Paper	—	500,000	—	500,000
Repurchase Agreements	—	571,515	—	571,515

Total	$6,671,458	$221,049,347	$—	$227,720,805

Other Financial Instruments
Futures Contracts
Assets	$134,879	$—	$—	$134,879
Liabilities	(254,800)	—	—	(254,800)

Total	$(119,921)	$—	$—	$(119,921)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 48.6%
Fannie Mae ACES
Series 2018-M2, Class A2
3.002% due 1/25/2028(1)(2)	$1,433,766	$1,393,737
Series 2019-M4, Class A2
3.61% due 2/25/2031	7,072,879	6,857,968
Series 2021-M4, Class A2
1.512% due 2/25/2031(1)(2)	1,000,000	858,251
Federal Home Loan Mortgage Corp.
2.50% due 9/1/2037	1,573,233	1,477,713
3.00% due 4/1/2052	2,681,229	2,411,987
3.50% due 11/1/2052	2,977,606	2,773,638
4.00% due 10/1/2052	2,611,184	2,508,299
4.50% due 2/1/2053	1,507,006	1,482,702
5.00% due 12/1/2052	3,556,278	3,557,655
5.50% due 6/1/2053	1,510,191	1,529,164
5.50% due 9/1/2053	1,800,253	1,830,243
6.00% due 8/1/2053	1,389,975	1,422,720
6.00% due 10/1/2053	1,737,220	1,775,496
6.00% due 3/1/2054	1,988,220	2,043,204
Federal National Mortgage Association
2.00% due 6/1/2037	1,771,398	1,620,345
2.00% due 9/1/2037	1,721,240	1,574,463
2.50% due 10/1/2037	21,041	19,763
2.50% due 11/1/2037	763,647	717,282
2.50% due 1/1/2052	1,926,766	1,662,118
2.50% due 3/1/2052	1,844,438	1,592,353
2.50% due 4/1/2052	1,826,028	1,580,835
2.50% due 5/1/2052	1,792,731	1,551,453
2.50% due 7/1/2052	7,157,139	6,178,950
3.00% due 11/1/2037	1,005,228	963,804
3.00% due 7/1/2051	1,509,557	1,354,405
3.00% due 3/1/2052	708,728	637,559
3.00% due 4/1/2052	884,843	796,681
3.00% due 11/1/2052	4,195,721	3,764,646
3.50% due 10/1/2052	1,638,754	1,526,625
3.50% due 11/1/2052	3,217,503	2,996,852
4.00% due 10/1/2052	1,965,346	1,887,907
4.50% due 9/1/2052	985,668	970,230
4.50% due 2/1/2053	1,493,385	1,469,300
4.50% due 10/1/2053	2,045,439	2,010,799
5.00% due 2/1/2053	1,543,522	1,543,165
6.00% due 9/1/2053	1,361,647	1,392,061
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K078, Class A2
3.854% due 6/25/2028	600,000	597,684
Series K082, Class A2
3.92% due 9/25/2028(1)(2)	585,000	584,016
Series K102, Class A2
2.537% due 10/25/2029	3,510,000	3,282,721
Series K104, Class A2
2.253% due 1/25/2030	1,950,000	1,792,948
Series K123, Class A2
1.621% due 12/25/2030	465,000	404,480
Series K124, Class A2
1.658% due 12/25/2030	4,200,000	3,655,945

Total Agency Mortgage-Backed Securities (Cost $79,843,771)		80,052,167

Asset-Backed Securities — 4.5%
Barings CLO Ltd.
Series 2020-1A, Class AR
6.713% (3 mo. USD Term SOFR + 1.41%) due 10/15/2036(2)(3)	1,100,000	1,100,443

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
7.294% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(2)(3)	$600,000	$599,460
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.796% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(2)(3)	1,200,000	1,200,373
Golden Credit Card Trust
Series 2022-4A, Class A
4.31% due 9/15/2027(3)	525,000	524,070
KKR CLO 38 Ltd.
Series 38A, Class A1
6.621% (3 mo. USD Term SOFR + 1.32%) due 4/15/2033(2)(3)	1,250,000	1,250,945
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.69% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(2)(3)	500,000	500,250
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(3)	700,000	713,539
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(3)	600,000	610,828
RRX 6 Ltd.
Series 2021-6A, Class A1
6.753% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(2)(3)	1,000,000	999,500

Total Asset-Backed Securities (Cost $7,390,524)		7,499,408

Corporate Bonds & Notes — 5.5%
Commercial Banks — 2.5%
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	400,000	346,984
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	400,000	398,820
BNP Paribas SA
5.176% (5.176% fixed rate until 1/9/2029; 1 day USD SOFR + 1.52% thereafter) due 1/9/2030(2)(3)	600,000	615,648
JPMorgan Chase & Co.
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(2)	400,000	411,016
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	400,000	406,756

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Mitsubishi UFJ Financial Group, Inc.
5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	$600,000	$620,688
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; 1 day USD SOFR + 1.18% thereafter) due 7/21/2032(2)	400,000	344,164
6.407% (6.407% fixed rate until 11/1/2028; 1 day USD SOFR + 1.83% thereafter) due 11/1/2029(2)	400,000	429,868
NatWest Group PLC
4.964% (4.964% fixed rate until 8/15/2029; 1 yr. CMT rate + 1.22% thereafter) due 8/15/2030(2)	500,000	507,590

		4,081,534

Electronics — 0.4%
Honeywell International, Inc.
4.70% due 2/1/2030	700,000	719,348

		719,348

Internet — 0.4%
Amazon.com, Inc.
4.65% due 12/1/2029	700,000	723,205

		723,205

Machinery-Diversified — 0.5%
John Deere Capital Corp.
4.85% due 10/11/2029	700,000	724,822

		724,822

Pharmaceuticals — 0.9%
AbbVie, Inc.
4.80% due 3/15/2029	700,000	720,251
Eli Lilly & Co.
4.50% due 2/9/2029	700,000	716,674

		1,436,925

Retail — 0.4%
Home Depot, Inc.
4.75% due 6/25/2029	700,000	721,805

		721,805

Telecommunications — 0.4%
Cisco Systems, Inc.
4.85% due 2/26/2029	700,000	723,716

		723,716

Total Corporate Bonds & Notes (Cost $9,045,748)		9,131,355

Non-Agency Mortgage-Backed Securities — 2.0%
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(3)	500,000	465,323
Commercial Mortgage Trust
Series 2014-UBS3, Class A4
3.819% due 6/10/2047	41,853	41,637

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2015-CR23, Class A4
3.497% due 5/10/2048	$1,400,000	$1,388,638
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(3)	600,000	519,897
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A4
2.942% due 10/15/2049	418,000	404,936
Series 2021-SAVE, Class A
6.362% due 2/15/2040(1)(2)(3)	400,852	398,352

Total Non-Agency Mortgage-Backed Securities (Cost $3,204,545)		3,218,783

U.S. Government Securities — 27.4%
U.S. Treasury Notes
3.625% due 8/31/2029	12,000,000	12,037,500
3.75% due 8/31/2026	26,000,000	26,037,578
3.875% due 8/15/2034	7,100,000	7,151,031

Total U.S. Government Securities (Cost $45,053,578)		45,226,109

	Shares	Value

Exchange-Traded Funds — 9.7%
iShares MBS ETF	82,790	7,932,110
Vanguard Mortgage-Backed Securities ETF	169,050	7,980,851

Total Exchange-Traded Funds (Cost $14,987,089)		15,912,961

	Principal Amount	Value
Commercial Paper — 1.3%
Wisconsin Public Service Corp.
4.911% due 10/1/2024	$2,100,000	2,100,000

Total Commercial Paper (Cost $2,100,000)		2,100,000

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $545,976, due 10/1/2024(4)	545,953	545,953

Total Repurchase Agreements (Cost $545,953)		545,953

Total Investments — 99.3% (Cost $162,171,208)		163,686,736

Assets in excess of other liabilities — 0.7%		1,139,815

Total Net Assets — 100.0%		$164,826,551

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2024.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2024, the aggregate market value of these securities amounted to $9,498,628, representing 5.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$536,200	$557,078

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Open futures contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	December 2024	65	Long	$13,500,910	$13,535,742	$34,832
U.S. Ultra 10-Year Treasury Note	December 2024	19	Long	2,404,574	2,247,641	(156,933)

Total				$15,905,484	$15,783,383	$(122,101)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2024	5	Short	$(551,663)	$(549,414)	$2,249
U.S. Long Bond	December 2024	27	Short	(3,353,910)	(3,353,063)	847

Total				$(3,905,573)	$(3,902,477)	$3,096

Legend:

ACES – Alternative Credit Enhancement Securities

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$80,052,167	$—	$80,052,167
Asset-Backed Securities	—	7,499,408	—	7,499,408
Corporate Bonds & Notes	—	9,131,355	—	9,131,355
Non-Agency Mortgage-Backed Securities	—	3,218,783	—	3,218,783
U.S. Government Securities	—	45,226,109	—	45,226,109
Exchange-Traded Funds	15,912,961	—	—	15,912,961
Commercial Paper	—	2,100,000	—	2,100,000
Repurchase Agreements	—	545,953	—	545,953

Total	$15,912,961	$147,773,775	$—	$163,686,736

Other Financial Instruments
Futures Contracts
Assets	$37,928	$—	$—	$37,928
Liabilities	(156,933)	—	—	(156,933)

Total	$(119,005)	$—	$—	$(119,005)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.7%
Aerospace & Defense — 1.5%
Boeing Co.(1)	3,861	$587,027
General Dynamics Corp.	2,005	605,911
General Electric Co.	4,705	887,269
Howmet Aerospace, Inc.	6,249	626,462

		2,706,669

Automobile Components — 0.6%
Aptiv PLC(1)	15,414	1,109,962

		1,109,962

Banks — 3.4%
First Interstate BancSystem, Inc., Class A	7,544	231,450
JPMorgan Chase & Co.	14,685	3,096,479
M&T Bank Corp.	2,450	436,394
Pacific Premier Bancorp, Inc.	6,856	172,497
PNC Financial Services Group, Inc.	6,793	1,255,686
United Community Banks, Inc.	7,217	209,870
Wells Fargo & Co.	15,745	889,435

		6,291,811

Beverages — 1.7%
Coca-Cola Europacific Partners PLC	9,001	708,829
Constellation Brands, Inc., Class A	2,011	518,214
Monster Beverage Corp.(1)	11,992	625,623
PepsiCo, Inc.	7,681	1,306,154

		3,158,820

Biotechnology — 2.4%
AbbVie, Inc.	14,061	2,776,766
Vertex Pharmaceuticals, Inc.(1)	3,302	1,535,694

		4,312,460

Broadline Retail — 4.4%
Amazon.com, Inc.(1)	42,828	7,980,141

		7,980,141

Building Products — 0.6%
Builders FirstSource, Inc.(1)	3,263	632,565
Johnson Controls International PLC	6,276	487,081

		1,119,646

Capital Markets — 3.7%
Blue Owl Capital, Inc.	7,403	143,322
Cboe Global Markets, Inc.	999	204,665
Charles Schwab Corp.	9,271	600,854
CME Group, Inc.	2,799	617,599
KKR & Co., Inc.	10,275	1,341,709
Moody’s Corp.	1,676	795,413
Morgan Stanley	9,304	969,849
Morningstar, Inc.	2,803	894,493
Northern Trust Corp.	3,885	349,767
Raymond James Financial, Inc.	2,987	365,788
TPG, Inc.	7,427	427,498

		6,710,957

Chemicals — 2.2%
Air Products & Chemicals, Inc.	1,849	550,521
Corteva, Inc.	9,331	548,569
DuPont de Nemours, Inc.	5,014	446,798
Eastman Chemical Co.	5,516	617,516
International Flavors & Fragrances, Inc.	3,115	326,857
Linde PLC	1,732	825,922
Sherwin-Williams Co.	1,619	617,924

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — (continued)
Tronox Holdings PLC	11,764	$172,107

		4,106,214

Commercial Services & Supplies — 0.6%
GFL Environmental, Inc.	25,782	1,028,186

		1,028,186

Communications Equipment — 0.4%
Motorola Solutions, Inc.	1,537	691,081

		691,081

Construction Materials — 0.4%
Summit Materials, Inc., Class A(1)	17,140	668,974

		668,974

Consumer Finance — 0.5%
American Express Co.	3,544	961,133

		961,133

Consumer Staples Distribution & Retail — 1.0%
BJ’s Wholesale Club Holdings, Inc.(1)	12,567	1,036,526
U.S. Foods Holding Corp.(1)	13,962	858,663

		1,895,189

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(1)	1,717	243,556

		243,556

Diversified REITs — 0.3%
Broadstone Net Lease, Inc.	13,976	264,845
WP Carey, Inc.	3,542	220,667

		485,512

Electric Utilities — 2.1%
Constellation Energy Corp.	2,384	619,888
Duke Energy Corp.	4,373	504,207
Exelon Corp.	7,152	290,014
NextEra Energy, Inc.	10,266	867,785
PG&E Corp.	46,689	923,041
Southern Co.	2,492	224,729
Xcel Energy, Inc.	5,198	339,429

		3,769,093

Electrical Equipment — 1.6%
AMETEK, Inc.	3,444	591,369
Eaton Corp. PLC	4,218	1,398,014
Emerson Electric Co.	4,191	458,370
GE Vernova, Inc.(1)	1,568	399,808

		2,847,561

Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	12,059	785,764
CDW Corp.	3,655	827,127
TE Connectivity PLC	2,377	358,903
Zebra Technologies Corp., Class A(1)	1,089	403,279

		2,375,073

Energy Equipment & Services — 0.2%
Schlumberger NV	8,371	351,163

		351,163

Entertainment — 1.6%
Electronic Arts, Inc.	4,010	575,194

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — (continued)
Spotify Technology SA(1)	2,615	$963,706
Take-Two Interactive Software, Inc.(1)	2,420	371,978
Vivid Seats, Inc., Class A(1)	20,845	77,127
Walt Disney Co.	10,552	1,014,997

		3,003,002

Financial Services — 2.9%
Block, Inc.(1)	3,985	267,513
Corebridge Financial, Inc.	15,715	458,249
Fidelity National Information Services, Inc.	4,550	381,063
Fiserv, Inc.(1)	3,374	606,139
Flywire Corp.(1)	8,527	139,758
Visa, Inc., Class A	10,741	2,953,238
Voya Financial, Inc.	5,347	423,589

		5,229,549

Food Products — 0.6%
Mondelez International, Inc., Class A	13,768	1,014,289

		1,014,289

Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	7,731	570,239

		570,239

Ground Transportation — 0.9%
Canadian Pacific Kansas City Ltd.	9,080	776,703
JB Hunt Transport Services, Inc.	2,929	504,755
Saia, Inc.(1)	934	408,401

		1,689,859

Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	5,333	1,285,786
Boston Scientific Corp.(1)	18,104	1,517,115
IDEXX Laboratories, Inc.(1)	616	311,216
Medtronic PLC	19,942	1,795,378
STERIS PLC	3,143	762,303

		5,671,798

Health Care Providers & Services — 2.1%
Cigna Group	5,886	2,039,146
McKesson Corp.	2,127	1,051,631
Option Care Health, Inc.(1)	22,132	692,732

		3,783,509

Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	4,223	886,281

		886,281

Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	334	1,406,848
Darden Restaurants, Inc.	5,575	915,025
DraftKings, Inc., Class A(1)	4,756	186,435
Hilton Worldwide Holdings, Inc.	3,593	828,187
International Game Technology PLC	8,464	180,283
Viking Holdings Ltd.(1)	2,486	86,737
Wingstop, Inc.	856	356,164

		3,959,679

Household Durables — 0.3%
Mohawk Industries, Inc.(1)	3,926	630,830

		630,830

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Household Products — 0.8%
Colgate-Palmolive Co.	7,390	$767,156
Procter & Gamble Co.	4,066	704,231

		1,471,387

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	3,428	708,602

		708,602

Industrial REITs — 0.3%
Terreno Realty Corp.	8,750	584,762

		584,762

Insurance — 3.4%
American International Group, Inc.	8,734	639,591
Aon PLC, Class A	4,562	1,578,406
Arthur J Gallagher & Co.	3,671	1,032,909
Assurant, Inc.	1,628	323,744
Chubb Ltd.	4,679	1,349,377
Hanover Insurance Group, Inc.	2,373	351,465
Principal Financial Group, Inc.	4,512	387,581
Willis Towers Watson PLC	2,170	639,130

		6,302,203

Interactive Media & Services — 5.9%
Alphabet, Inc., Class A	38,214	6,337,792
Meta Platforms, Inc., Class A	7,929	4,538,877

		10,876,669

IT Services — 0.7%
Accenture PLC, Class A	892	315,304
EPAM Systems, Inc.(1)	2,206	439,060
Gartner, Inc.(1)	636	322,300
Okta, Inc.(1)	2,683	199,454

		1,276,118

Leisure Products — 0.1%
Hasbro, Inc.	3,489	252,324

		252,324

Life Sciences Tools & Services — 1.0%
ICON PLC(1)	2,204	633,231
Illumina, Inc.(1)	2,932	382,362
Waters Corp.(1)	2,303	828,827

		1,844,420

Machinery — 1.6%
AGCO Corp.	5,727	560,444
Crane Co.	3,066	485,287
Nordson Corp.	2,553	670,494
Pentair PLC	4,561	446,020
Westinghouse Air Brake Technologies Corp.	4,067	739,259

		2,901,504

Media — 0.5%
Comcast Corp., Class A	16,251	678,804
Omnicom Group, Inc.	3,068	317,201

		996,005

Multi-Utilities — 0.1%
Dominion Energy, Inc.	2,623	151,583

		151,583

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Office REITs — 0.2%
Douglas Emmett, Inc.	15,460	$271,632

		271,632

Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc.	2,066	371,550
Chesapeake Energy Corp.	3,837	315,593
ConocoPhillips	12,471	1,312,947
Exxon Mobil Corp.	25,386	2,975,747
Permian Resources Corp.	17,981	244,721
Phillips 66	2,968	390,144
Targa Resources Corp.	3,130	463,271
Valero Energy Corp.	2,333	315,025

		6,388,998

Personal Care Products — 0.5%
e.l.f. Beauty, Inc.(1)	1,103	120,260
Kenvue, Inc.	33,985	786,073

		906,333

Pharmaceuticals — 3.6%
Eli Lilly & Co.	2,398	2,124,484
Johnson & Johnson	18,624	3,018,206
Pfizer, Inc.	51,030	1,476,808

		6,619,498

Professional Services — 5.1%
Amentum Holdings, Inc.(1)	4,258	137,321
Dun & Bradstreet Holdings, Inc.	189,486	2,180,984
Insperity, Inc.	15,581	1,371,128
Jacobs Solutions, Inc.	4,258	557,372
Leidos Holdings, Inc.	3,794	618,422
TransUnion	23,324	2,442,023
TriNet Group, Inc.	14,669	1,422,453
Verisk Analytics, Inc.	2,218	594,335

		9,324,038

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.(1)	541	145,967

		145,967

Residential REITs — 0.3%
Sun Communities, Inc.	3,607	487,486

		487,486

Retail REITs — 0.4%
Federal Realty Investment Trust	7,004	805,250

		805,250

Semiconductors & Semiconductor Equipment — 9.0%
Analog Devices, Inc.	6,191	1,424,982
Applied Materials, Inc.	7,221	1,459,003
Lam Research Corp.	2,047	1,670,516
Marvell Technology, Inc.	27,351	1,972,554
Monolithic Power Systems, Inc.	815	753,467
NVIDIA Corp.	63,781	7,745,565
NXP Semiconductors NV	3,280	787,233
QUALCOMM, Inc.	3,592	610,820

		16,424,140

Software — 11.3%
Cadence Design Systems, Inc.(1)	6,591	1,786,359
CCC Intelligent Solutions Holdings, Inc.(1)	33,066	365,379
Check Point Software Technologies Ltd.(1)	919	177,192

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Software — (continued)
Guidewire Software, Inc.(1)	3,722	$680,903
HubSpot, Inc.(1)	926	492,262
Microsoft Corp.	30,175	12,984,302
Onestream, Inc.(1)	1,236	41,900
Salesforce, Inc.	7,909	2,164,772
ServiceNow, Inc.(1)	1,112	994,562
Tyler Technologies, Inc.(1)	841	490,909
Zscaler, Inc.(1)	2,620	447,863

		20,626,403

Specialized REITs — 0.5%
Extra Space Storage, Inc.	2,243	404,166
SBA Communications Corp.	2,304	554,573

		958,739

Specialty Retail — 1.9%
Home Depot, Inc.	6,029	2,442,951
Ross Stores, Inc.	4,523	680,757
TJX Cos., Inc.	3,489	410,097

		3,533,805

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	25,399	5,917,967

		5,917,967

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	10,162	898,321

		898,321

Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	255	264,897

		264,897

Wireless Telecommunication Services — 1.2%
T-Mobile U.S., Inc.	10,343	2,134,381

		2,134,381

Total Common Stocks (Cost $136,093,300)		182,325,668

	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $990,489, due 10/1/2024(2)	$990,447	990,447

Total Repurchase Agreements (Cost $990,447)		990,447

Total Investments — 100.2% (Cost $137,083,747)		183,316,115

Liabilities in excess of other assets — (0.2)%		(399,607)

Total Net Assets — 100.0%		$182,916,508

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$972,600	$1,010,310

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$182,325,668	$—	$—	$182,325,668
Repurchase Agreements	—	990,447	—	990,447

Total	$182,325,668	$990,447	$—	$183,316,115

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 64.7%
Aerospace & Defense — 0.8%
Boeing Co.(1)	1,318	$200,389
General Dynamics Corp.	3,566	1,077,645
RTX Corp.	3,739	453,017

		1,731,051

Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	4,287	473,156

		473,156

Automobile Components — 0.1%
Goodyear Tire & Rubber Co.(1)	13,242	117,192

		117,192

Banks — 1.1%
Citizens Financial Group, Inc.	6,945	285,231
Wells Fargo & Co.	40,010	2,260,165

		2,545,396

Beverages — 0.5%
Constellation Brands, Inc., Class A	2,497	643,452
Keurig Dr Pepper, Inc.	14,083	527,831

		1,171,283

Biotechnology — 1.4%
AbbVie, Inc.	3,541	699,277
Alnylam Pharmaceuticals, Inc.(1)	304	83,609
Amgen, Inc.	408	131,462
Apellis Pharmaceuticals, Inc.(1)	1,132	32,647
Ascendis Pharma AS, ADR(1)	448	66,891
Avidity Biosciences, Inc.(1)	1,884	86,532
Biogen, Inc.(1)	682	132,199
Blueprint Medicines Corp.(1)	422	39,035
Celldex Therapeutics, Inc.(1)	1,679	57,069
Crinetics Pharmaceuticals, Inc.(1)	1,020	52,122
Cytokinetics, Inc.(1)	5,627	297,106
Gilead Sciences, Inc.	1,333	111,759
Merus NV(1)	1,038	51,858
Nuvalent, Inc., Class A(1)	308	31,508
Regeneron Pharmaceuticals, Inc.(1)	347	364,780
REVOLUTION Medicines, Inc.(1)	1,796	81,449
Rocket Pharmaceuticals, Inc.(1)	1,643	30,346
Sarepta Therapeutics, Inc.(1)	375	46,834
Ultragenyx Pharmaceutical, Inc.(1)	1,091	60,605
United Therapeutics Corp.(1)	183	65,578
Vaxcyte, Inc.(1)	596	68,105
Vertex Pharmaceuticals, Inc.(1)	1,181	549,259

		3,140,030

Broadline Retail — 3.2%
Amazon.com, Inc.(1)	38,425	7,159,730

		7,159,730

Building Products — 0.6%
AZEK Co., Inc.(1)	11,317	529,636
Builders FirstSource, Inc.(1)	2,149	416,605
Johnson Controls International PLC	2,959	229,648
Trane Technologies PLC	254	98,737

		1,274,626

Capital Markets — 2.7%
Ares Management Corp., Class A	9,862	1,536,894

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Capital Markets — (continued)
Bank of New York Mellon Corp.	9,415	$676,562
KKR & Co., Inc.	11,632	1,518,907
Nasdaq, Inc.	13,900	1,014,839
S&P Global, Inc.	2,581	1,333,396

		6,080,598

Chemicals — 1.5%
Arcadium Lithium PLC(1)	15,817	45,079
Cabot Corp.	3,794	424,055
Celanese Corp.	3,068	417,125
FMC Corp.	5,712	376,649
Ingevity Corp.(1)	3,116	121,524
Linde PLC	2,786	1,328,532
PPG Industries, Inc.	4,378	579,910

		3,292,874

Commercial Services & Supplies — 0.5%
Clean Harbors, Inc.(1)	3,002	725,614
Waste Connections, Inc.	2,321	415,041

		1,140,655

Consumer Finance — 0.7%
American Express Co.	5,688	1,542,586

		1,542,586

Consumer Staples Distribution & Retail — 0.3%
U.S. Foods Holding Corp.(1)	11,239	691,198

		691,198

Distributors — 0.3%
Pool Corp.	1,822	686,530

		686,530

Electric Utilities — 0.8%
NextEra Energy, Inc.	7,191	607,855
PG&E Corp.	59,691	1,180,091

		1,787,946

Electrical Equipment — 0.4%
Emerson Electric Co.	3,023	330,625
Vertiv Holdings Co., Class A	6,234	620,221

		950,846

Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd.(1)	20,874	697,818

		697,818

Entertainment — 0.7%
Netflix, Inc.(1)	1,700	1,205,759
Spotify Technology SA(1)	978	360,422

		1,566,181

Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B(1)	4,695	2,160,921
Block, Inc.(1)	13,295	892,493
Corpay, Inc.(1)	1,435	448,811
Equitable Holdings, Inc.	9,069	381,170
PayPal Holdings, Inc.(1)	9,955	776,789
Visa, Inc., Class A	2,939	808,078
WEX, Inc.(1)	4,335	909,179

		6,377,441

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Food Products — 0.2%
Freshpet, Inc.(1)	3,539	$484,029

		484,029

Gas Utilities — 0.3%
Atmos Energy Corp.	5,308	736,273

		736,273

Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	925	159,405
Knight-Swift Transportation Holdings, Inc.	7,524	405,920
Ryder System, Inc.	3,217	469,039
Uber Technologies, Inc.(1)	23,291	1,750,551

		2,784,915

Health Care Equipment & Supplies — 1.4%
Align Technology, Inc.(1)	363	92,318
Boston Scientific Corp.(1)	15,142	1,268,900
Dexcom, Inc.(1)	454	30,436
Edwards Lifesciences Corp.(1)	11,805	779,012
Intuitive Surgical, Inc.(1)	2,078	1,020,859

		3,191,525

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(1)	4,228	268,097
agilon health, Inc.(1)	40,262	158,230
Cencora, Inc.	2,895	651,607
Centene Corp.(1)	4,165	313,541
Elevance Health, Inc.	1,131	588,120
HCA Healthcare, Inc.	1,535	623,870
Humana, Inc.	622	197,012
Molina Healthcare, Inc.(1)	885	304,936
UnitedHealth Group, Inc.	3,009	1,759,302

		4,864,715

Health Care REITs — 0.4%
Welltower, Inc.	6,649	851,271

		851,271

Hotel & Resort REITs — 0.2%
Ryman Hospitality Properties, Inc.	4,251	455,877

		455,877

Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc.(1)	16,052	924,916
Domino’s Pizza, Inc.	1,721	740,271
Hyatt Hotels Corp., Class A	3,721	566,336
Royal Caribbean Cruises Ltd.	3,040	539,175
Starbucks Corp.	9,866	961,836

		3,732,534

Household Durables — 0.4%
Champion Homes, Inc.(1)	6,079	576,593
Lennar Corp., Class A	1,878	352,088

		928,681

Household Products — 0.6%
Procter & Gamble Co.	8,004	1,386,293

		1,386,293

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	5,541	656,830

		656,830

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — 2.2%
American International Group, Inc.	13,334	$976,449
Arch Capital Group Ltd.(1)	7,397	827,576
Assured Guaranty Ltd.	4,162	330,962
Everest Group Ltd.	2,464	965,469
Hamilton Insurance Group Ltd., Class B(1)	9,026	174,563
Progressive Corp.	3,923	995,501
SiriusPoint Ltd.(1)	11,761	168,653
Trupanion, Inc.(1)	11,826	496,455

		4,935,628

Interactive Media & Services — 3.4%
Alphabet, Inc., Class A	39,408	6,535,817
Meta Platforms, Inc., Class A	1,873	1,072,180

		7,607,997

IT Services — 0.4%
MongoDB, Inc.(1)	2,991	808,617

		808,617

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	3,508	520,868
Danaher Corp.	4,108	1,142,106
ICON PLC(1)	1,141	327,821
Thermo Fisher Scientific, Inc.	450	278,356

		2,269,151

Machinery — 0.6%
Deere & Co.	634	264,587
Flowserve Corp.	2,061	106,533
Fortive Corp.	1,985	156,676
Helios Technologies, Inc.	2,098	100,075
IDEX Corp.	1,204	258,258
Middleby Corp.(1)	3,221	448,138

		1,334,267

Media — 0.5%
New York Times Co., Class A	6,737	375,049
Omnicom Group, Inc.	6,642	686,716

		1,061,765

Metals & Mining — 0.1%
Nucor Corp.	1,214	182,513

		182,513

Multi-Utilities — 0.5%
Sempra	14,627	1,223,256

		1,223,256

Oil, Gas & Consumable Fuels — 2.7%
EQT Corp.	7,253	265,750
Exxon Mobil Corp.	24,716	2,897,209
Marathon Petroleum Corp.	4,413	718,922
Shell PLC, ADR	21,184	1,397,085
Targa Resources Corp.	4,830	714,888

		5,993,854

Passenger Airlines — 0.3%
Delta Air Lines, Inc.	14,500	736,455

		736,455

Personal Care Products — 1.2%
BellRing Brands, Inc.(1)	5,535	336,085
e.l.f. Beauty, Inc.(1)	1,877	204,650

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Personal Care Products — (continued)
Haleon PLC, ADR	85,564	$905,267
Kenvue, Inc.	12,731	294,468
Unilever PLC, ADR	14,625	950,040

		2,690,510

Pharmaceuticals — 2.8%
AstraZeneca PLC, ADR	9,857	767,959
Eli Lilly & Co.	3,134	2,776,536
GSK PLC, ADR	9,590	392,039
Longboard Pharmaceuticals, Inc.(1)	3,591	119,688
Merck & Co., Inc.	13,946	1,583,708
Novartis AG, ADR	1,150	132,273
Novo Nordisk AS, ADR	2,847	338,992
Structure Therapeutics, Inc., ADR(1)	4,634	203,386
Verona Pharma PLC, ADR(1)	2,305	66,315

		6,380,896

Professional Services — 0.5%
Dayforce, Inc.(1)	11,477	702,966
Science Applications International Corp.	3,558	495,523

		1,198,489

Real Estate Management & Development — 0.0%
CoStar Group, Inc.(1)	1,168	88,114

		88,114

Residential REITs — 0.2%
Camden Property Trust	4,657	575,279

		575,279

Semiconductors & Semiconductor Equipment — 6.9%
Broadcom, Inc.	20,495	3,535,388
First Solar, Inc.(1)	1,028	256,424
KLA Corp.	828	641,212
NVIDIA Corp.	85,596	10,394,778
NXP Semiconductors NV	2,645	634,826

		15,462,628

Software — 6.7%
Adobe, Inc.(1)	3,483	1,803,428
Atlassian Corp., Class A(1)	2,853	453,085
HubSpot, Inc.(1)	995	528,942
Microsoft Corp.	23,796	10,239,419
ServiceNow, Inc.(1)	831	743,238
Synopsys, Inc.(1)	2,732	1,383,457

		15,151,569

Specialized REITs — 0.3%
Equinix, Inc.	776	688,801

		688,801

Specialty Retail — 1.2%
Abercrombie & Fitch Co., Class A(1)	2,582	361,222
Home Depot, Inc.	2,296	930,339
TJX Cos., Inc.	11,927	1,401,900

		2,693,461

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	44,341	10,331,453

		10,331,453

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — 0.1%
AerCap Holdings NV	2,384	$225,812

		225,812

Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	8,177	1,687,406

		1,687,406

Total Common Stocks (Cost $115,172,586)		145,828,001

	Principal Amount	Value

Agency Mortgage-Backed Securities — 9.9%
Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$1,207,407	1,006,797
2.00% due 4/1/2052	1,218,735	1,017,784
2.50% due 7/1/2041	348,845	314,126
2.50% due 2/1/2042	504,633	455,914
2.50% due 7/1/2051	1,097,411	958,989
2.50% due 10/1/2051	405,201	351,042
2.50% due 11/1/2051	376,579	327,682
3.00% due 10/1/2049	232,885	211,562
3.00% due 10/1/2051	99,817	90,654
4.00% due 4/1/2047	8,655	8,503
4.00% due 11/1/2048	113,225	110,519
4.00% due 5/1/2049	15,231	14,905
4.00% due 7/1/2049	17,953	17,615
4.00% due 4/1/2052	320,165	308,839
4.50% due 1/1/2038	106,277	106,754
4.50% due 5/1/2038	22,066	22,149
4.50% due 11/1/2048	22,487	22,420
4.50% due 8/1/2049	52,665	52,665
4.50% due 8/1/2052	54,119	53,288
4.50% due 9/1/2052	56,955	56,071
4.50% due 10/1/2052	86,020	84,743
5.00% due 10/1/2052	229,763	229,994
5.00% due 1/1/2053	120,555	120,601
5.50% due 9/1/2052	238,133	242,604
5.50% due 1/1/2053	551,689	559,210
5.50% due 2/1/2053	24,087	24,402
5.50% due 3/1/2053	35,602	36,055
5.50% due 5/1/2053	466,710	472,543
5.50% due 6/1/2053	72,992	73,900
5.50% due 9/1/2053	35,858	36,478
5.50% due 11/1/2053	162,624	164,606
6.00% due 8/1/2053	139,154	142,220
6.00% due 11/1/2053	302,810	309,482
6.50% due 11/1/2053	393,970	406,601
Federal National Mortgage Association
2.00% due 12/1/2050	1,151,564	957,964
2.50% due 2/1/2041	59,467	53,674
2.50% due 5/1/2051	547,007	477,507
3.00% due 6/1/2043	217,008	200,424
3.00% due 6/1/2051	228,894	208,159
3.00% due 10/1/2051	702,786	634,415
3.50% due 8/1/2043	217,420	207,271
3.50% due 7/1/2051	479,096	450,752
3.50% due 4/1/2052	290,549	272,435
4.00% due 3/1/2046	8,704	8,523
4.00% due 1/1/2049	11,250	11,016
4.00% due 8/1/2049	7,634	7,502
4.00% due 8/1/2051	10,168	9,977
4.00% due 8/1/2052	127,334	122,356
4.00% due 10/1/2052	126,323	121,748

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
4.50% due 4/1/2038	$403,738	$405,263
4.50% due 7/1/2048	75,750	75,895
4.50% due 11/1/2048	32,711	32,742
4.50% due 10/1/2050	16,643	16,594
4.50% due 8/1/2052	15,285	15,080
4.50% due 9/1/2052	226,646	224,024
4.50% due 11/1/2052	76,398	75,937
4.50% due 1/1/2053	141,419	139,282
5.00% due 8/1/2052	636,003	637,245
5.00% due 9/1/2052	36,631	36,735
5.00% due 10/1/2052	24,133	24,226
5.50% due 1/1/2053	147,350	149,319
5.50% due 8/1/2053	35,176	35,659
6.00% due 9/1/2053	1,085,423	1,111,643
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-150, Class A2
3.71% due 9/25/2032(2)(3)	78,000	75,668
Government National Mortgage Association
2.00% due 12/20/2050	396,971	336,717
2.00% due 1/20/2051	108,392	91,923
2.00% due 2/20/2051	95,474	81,003
2.00% due 10/20/2054(4)	235,000	199,107
2.50% due 5/20/2051	493,901	435,021
2.50% due 8/20/2051	496,093	436,721
2.50% due 10/20/2054(4)	950,000	835,434
3.00% due 1/20/2051	462,356	421,805
3.00% due 5/20/2051	239,929	218,642
3.50% due 1/20/2052	423,263	397,627
3.50% due 2/20/2052	418,795	393,396
3.50% due 10/20/2054(4)	367,000	344,367
4.00% due 4/20/2052	79,808	77,181
4.00% due 5/20/2052	228,336	220,819
4.00% due 8/20/2052	338,801	327,648
4.50% due 8/20/2048	164,710	164,486
4.50% due 6/20/2052	576,412	569,370
5.00% due 10/20/2054(4)	395,000	395,652
Uniform Mortgage-Backed Security
3.00% due 10/1/2054(4)	240,000	215,343
5.50% due 10/1/2039(4)	670,000	685,102
6.00% due 10/1/2054(4)	141,000	144,103

Total Agency Mortgage-Backed Securities (Cost $22,175,698)		22,202,219

Asset-Backed Securities — 1.4%
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1
1.53% due 3/15/2061(5)	183,777	172,618
Series 2022-1A, Class A1
5.97% due 8/15/2062(5)	97,713	98,532
Chesapeake Funding II LLC
Series 2024-1A, Class A1
5.52% due 5/15/2036(5)	163,332	165,185
Enterprise Fleet Financing LLC
Series 2023-3, Class A2
6.40% due 3/20/2030(5)	223,433	228,284
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A
5.19% due 3/16/2026	12,702	12,702
Series 2023-2, Class A3
4.47% due 2/16/2028	105,000	105,135
GM Financial Revolving Receivables Trust
Series 2023-2, Class A
5.77% due 8/11/2036(5)	174,000	183,652

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Series 2024-1, Class A
4.98% due 12/11/2036(5)	$230,000	$236,041
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28% due 1/18/2028(5)	155,000	157,368
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51% due 10/15/2071(5)	172,457	176,413
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1
1.91% due 10/20/2061(5)	335,000	308,574
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00% due 9/15/2048(5)	346,000	345,010
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A
5.89% due 3/22/2027(5)	29,852	29,930
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2
2.165% due 10/15/2046(5)	175,000	166,081
Volkswagen Auto Lease Trust
Series 2024-A, Class A3
5.21% due 6/21/2027	190,000	193,045
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A
5.80% due 4/18/2038(5)	309,845	311,915
Series 2023-2A, Class A
6.46% due 8/18/2038(5)	153,790	156,924
Series 2024-2A, Class A1
4.87% due 6/21/2039(5)	100,000	100,884

Total Asset-Backed Securities (Cost $3,094,501)		3,148,293

Corporate Bonds & Notes — 8.5%
Aerospace & Defense — 0.1%
HEICO Corp.
5.35% due 8/1/2033	202,000	209,922

		209,922

Airlines — 0.0%
United Airlines Pass-Through Trust
Series 2016-1, Class AA
3.10% due 1/7/2030	37,838	35,858

		35,858

Auto Manufacturers — 0.1%
Daimler Truck Finance North America LLC
5.15% due 1/16/2026(5)	150,000	151,392

		151,392

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.60% due 4/15/2048	34,000	32,299
Coca-Cola Consolidated, Inc.
5.25% due 6/1/2029	267,000	277,846
5.45% due 6/1/2034	80,000	84,310

		394,455

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — 1.5%
BNP Paribas SA
5.894% (5.894% fixed rate until 12/5/2033; 1 day USD SOFR + 1.87% thereafter) due 12/5/2034(3)(5)	$230,000	$248,497
Canadian Imperial Bank of Commerce
4.508% (4.508% fixed rate until 9/11/2026; 1 day USD SOFR + 0.93% thereafter) due 9/11/2027(3)	160,000	160,909
4.631% (4.631% fixed rate until 9/11/2029; 1 day USD SOFR + 1.34% thereafter) due 9/11/2030(3)	190,000	191,427
5.237% due 6/28/2027	200,000	205,474
Citizens Financial Group, Inc.
5.841% (5.841% fixed rate until 1/23/2029; 1 day USD SOFR + 2.01% thereafter) due 1/23/2030(3)	60,000	62,415
Commonwealth Bank of Australia
5.071% due 9/14/2028(5)	250,000	260,245
Danske Bank AS
1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT rate + 1.35% thereafter) due 9/11/2026(3)(5)	256,000	248,335
5.705% (5.705% fixed rate until 3/1/2029; 1 yr. CMT rate + 1.40% thereafter) due 3/1/2030(3)(5)	200,000	208,316
JPMorgan Chase & Co.
4.912% (4.912% fixed rate until 7/25/2032; 1 day USD SOFR + 2.08% thereafter) due 7/25/2033(3)	107,000	109,305
Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2031; 1 day USD SOFR + 1.02% thereafter) due 4/28/2032(3)	123,000	104,316
4.35% due 9/8/2026	268,000	268,600
5.466% (5.466% fixed rate until 1/18/2034; 1 day USD SOFR + 1.73% thereafter) due 1/18/2035(3)	105,000	109,784
UBS AG
7.50% due 2/15/2028	500,000	549,115
UBS Group AG
6.301% (6.301% fixed rate until 9/22/2033; 1 yr. CMT rate + 2.00% thereafter) due 9/22/2034(3)(5)	200,000	219,346
Wells Fargo & Co.
4.897% (4.897% fixed rate until 7/25/2032; 1 day USD SOFR + 2.10% thereafter) due 7/25/2033(3)	229,000	231,656

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
6.303% (6.303% fixed rate until 10/23/2028; 1 day USD SOFR + 1.79% thereafter) due 10/23/2029(3)	$220,000	$235,248

		3,412,988

Commercial Services — 0.3%
Ashtead Capital, Inc.
2.45% due 8/12/2031(5)	400,000	342,036
5.80% due 4/15/2034(5)	200,000	209,076
ERAC USA Finance LLC
5.20% due 10/30/2034(5)	120,000	124,999

		676,111

Diversified Financial Services — 0.6%
Aviation Capital Group LLC
5.375% due 7/15/2029(5)	620,000	633,002
Capital One Financial Corp.
5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	50,000	51,814
5.884% (5.884% fixed rate until 7/26/2034; 1 day USD SOFR + 1.99% thereafter) due 7/26/2035(3)	403,000	421,719
6.051% (6.051% fixed rate until 1/2/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(3)	97,000	102,715
6.312% (6.312% fixed rate until 6/8/2028; 1 day USD SOFR + 2.64% thereafter) due 6/8/2029(3)	104,000	109,493
7.149% (7.149% fixed rate until 10/29/2026; 1 day USD SOFR + 2.44% thereafter) due 10/29/2027(3)	70,000	73,778
7.624% (7.624% fixed rate until 10/30/2030; 1 day USD SOFR + 3.07% thereafter) due 10/30/2031(3)	13,000	14,781

		1,407,302

Electric — 0.8%
Alabama Power Co.
Series 20-A
1.45% due 9/15/2030	18,000	15,418
Dominion Energy, Inc.
Series C
4.90% due 8/1/2041	275,000	259,988
Emera U.S. Finance LP
2.639% due 6/15/2031	135,000	117,260
4.75% due 6/15/2046	39,000	34,759
Eversource Energy
5.95% due 7/15/2034	235,000	252,576
FirstEnergy Pennsylvania Electric Co.
3.60% due 6/1/2029(5)	34,000	32,803
5.15% due 3/30/2026(5)	5,000	5,040
5.20% due 4/1/2028(5)	10,000	10,246
Georgia Power Co.
4.95% due 5/17/2033	335,000	344,460

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Series 2010-C
4.75% due 9/1/2040	$38,000	$36,960
Pacific Gas & Electric Co.
4.50% due 7/1/2040	487,025	438,624
6.75% due 1/15/2053	123,000	140,418
Southern California Edison Co.
4.00% due 4/1/2047	29,000	24,263
4.65% due 10/1/2043	12,000	11,201
Texas Electric Market Stabilization Funding LLC
Series A-1
4.265% due 8/1/2036(5)	186,955	187,166

		1,911,182

Food — 0.1%
Tyson Foods, Inc.
5.70% due 3/15/2034	200,000	210,628

		210,628

Gas — 0.2%
Boston Gas Co.
3.15% due 8/1/2027(5)	35,000	33,749
CenterPoint Energy Resources Corp.
5.40% due 7/1/2034	65,000	67,727
KeySpan Gas East Corp.
2.742% due 8/15/2026(5)	162,000	156,607
Southern Co. Gas Capital Corp.
5.75% due 9/15/2033	105,000	112,782

		370,865

Healthcare-Products — 0.1%
Smith & Nephew PLC
5.40% due 3/20/2034	215,000	223,546

		223,546

Healthcare-Services — 0.3%
HCA, Inc.
5.45% due 4/1/2031	60,000	62,500
Providence St. Joseph Health Obligated Group
5.403% due 10/1/2033	110,000	114,305
Sutter Health
Series 20A
2.294% due 8/15/2030	25,000	22,382
UnitedHealth Group, Inc.
5.50% due 7/15/2044	150,000	158,682
5.625% due 7/15/2054	111,000	119,019
5.75% due 7/15/2064	85,000	91,758

		568,646

Insurance — 0.8%
Athene Global Funding
2.50% due 3/24/2028(5)	382,000	356,028
5.349% due 7/9/2027(5)	245,000	250,324
5.583% due 1/9/2029(5)	175,000	181,151
Brighthouse Financial Global Funding
5.65% due 6/10/2029(5)	266,000	274,935
CNO Global Funding
5.875% due 6/4/2027(5)	189,000	194,746
Corebridge Global Funding
5.20% due 6/24/2029(5)	300,000	309,480

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
5.90% due 9/19/2028(5)	$35,000	$36,835
Equitable Financial Life Global Funding
1.40% due 8/27/2027(5)	162,000	149,717
Pricoa Global Funding I
4.65% due 8/27/2031(5)	150,000	151,927

		1,905,143

Internet — 0.0%
Uber Technologies, Inc.
4.80% due 9/15/2034	75,000	75,008
5.35% due 9/15/2054	25,000	24,852

		99,860

Investment Companies — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/2/2031(5)	265,000	263,675

		263,675

Machinery-Diversified — 0.2%
Westinghouse Air Brake Technologies Corp.
5.611% due 3/11/2034	380,000	401,470

		401,470

Mining — 0.3%
Glencore Funding LLC
5.371% due 4/4/2029(5)	110,000	113,694
5.634% due 4/4/2034(5)	92,000	96,053
5.893% due 4/4/2054(5)	60,000	63,151
6.375% due 10/6/2030(5)	470,000	510,890

		783,788

Oil & Gas — 0.2%
Equinor ASA
3.00% due 4/6/2027	359,000	350,700
Saudi Arabian Oil Co.
5.25% due 7/17/2034(5)	200,000	205,534

		556,234

Pipelines — 0.8%
Columbia Pipelines Holding Co. LLC
5.097% due 10/1/2031(5)	75,000	75,780
5.681% due 1/15/2034(5)	40,000	41,259
Columbia Pipelines Operating Co. LLC
5.927% due 8/15/2030(5)	45,000	47,664
6.497% due 8/15/2043(5)	89,000	99,037
Eastern Gas Transmission & Storage, Inc.
3.60% due 12/15/2024	24,000	23,888
Energy Transfer LP
4.95% due 6/15/2028	12,000	12,205
Galaxy Pipeline Assets Bidco Ltd.
2.625% due 3/31/2036(5)	245,000	209,791
Gray Oak Pipeline LLC
2.60% due 10/15/2025(5)	85,000	82,885
3.45% due 10/15/2027(5)	15,000	14,504
Greensaif Pipelines Bidco SARL
5.853% due 2/23/2036(5)	200,000	206,998
6.103% due 8/23/2042(5)	205,000	212,232

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
ONEOK, Inc.
4.75% due 10/15/2031	$100,000	$100,127
5.70% due 11/1/2054	233,000	232,040
Whistler Pipeline LLC
5.40% due 9/30/2029(5)	193,000	197,070
5.70% due 9/30/2031(5)	130,000	134,558

		1,690,038

Real Estate Investment Trusts — 0.6%
American Tower Trust I
5.49% due 3/15/2053(5)	315,000	321,777
Cousins Properties LP
5.875% due 10/1/2034	273,000	280,147
Extra Space Storage LP
5.90% due 1/15/2031	120,000	127,337
GLP Capital LP/GLP Financing II, Inc.
6.75% due 12/1/2033	146,000	160,507
Prologis Targeted U.S. Logistics Fund LP
5.25% due 1/15/2035(5)	290,000	296,429
WEA Finance LLC
2.875% due 1/15/2027(5)	20,000	19,140
3.50% due 6/15/2029(5)	45,000	42,155

		1,247,492

Semiconductors — 0.6%
Broadcom, Inc.
4.35% due 2/15/2030	205,000	204,766
Foundry JV Holdco LLC
6.15% due 1/25/2032(5)	200,000	208,136
6.25% due 1/25/2035(5)	400,000	418,604
6.40% due 1/25/2038(5)	200,000	210,536
Intel Corp.
5.60% due 2/21/2054	253,000	246,435

		1,288,477

Software — 0.3%
Constellation Software, Inc.
5.158% due 2/16/2029(5)	30,000	30,942
5.461% due 2/16/2034(5)	384,000	401,913
Oracle Corp.
3.60% due 4/1/2050	26,000	19,785
3.65% due 3/25/2041	352,000	290,689
5.55% due 2/6/2053	21,000	21,484

		764,813

Telecommunications — 0.3%
AT&T, Inc.
3.50% due 6/1/2041	100,000	81,922
3.50% due 9/15/2053	68,000	49,939
3.65% due 6/1/2051	95,000	72,870
3.85% due 6/1/2060	19,000	14,384
4.30% due 12/15/2042	242,000	215,738
T-Mobile USA, Inc.
5.25% due 6/15/2055	155,000	154,405

		589,258

Total Corporate Bonds & Notes (Cost $18,468,046)		19,163,143

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)		Principal Amount	Value

Municipals — 0.4%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A
6.899% due 12/1/2040		$48,515	$55,451
Dallas Fort Worth International Airport
Series A
4.087% due 11/1/2051		100,000	88,920
Metropolitan Transportation Authority
Series C2
5.175% due 11/15/2049		10,000	9,328
Municipal Electric Authority of Georgia
Series A
6.637% due 4/1/2057		146,000	166,667
Regents of the University of California Medical Center Pooled Revenue
Series N
3.006% due 5/15/2050		125,000	90,589
State of Illinois
5.10% due 6/1/2033		329,412	333,847
Texas Natural Gas Securitization Finance Corp.
5.102% due 4/1/2035		116,405	120,658
5.169% due 4/1/2041		90,000	95,058

Total Municipals (Cost $977,850)			960,518

Non-Agency Mortgage-Backed Securities — 0.5%
Fannie Mae REMIC
Series 2019-42, Class LA
3.00% due 8/25/2049		253,941	237,896
Series 2020-27, Class HC
1.50% due 10/25/2049		363,141	295,959
Freddie Mac REMIC
Series 3967, Class ZP
4.00% due 9/15/2041		238,096	233,920
Series 5170, Class DP
2.00% due 7/25/2050		215,458	189,957
Ginnie Mae REMIC
Series 2021-215, Class KA
2.50% due 10/20/2049		268,352	242,099

Total Non-Agency Mortgage-Backed Securities (Cost $1,224,218)			1,199,831

Foreign Government — 0.2%
Israel Government International Bonds
5.375% due 3/12/2029	USD	220,000	223,260
Mexico Government International Bonds
6.75% due 9/27/2034	USD	196,000	211,923

Total Foreign Government (Cost $433,497)			435,183

U.S. Government Securities — 13.7%
U.S. Treasury Bonds
2.25% due 2/15/2052		$805,700	549,513
2.375% due 2/15/2042		1,035,200	806,324
3.25% due 5/15/2042		25,000	22,230
3.375% due 8/15/2042		29,600	26,719
3.625% due 2/15/2053		494,300	449,504
3.625% due 5/15/2053		630,800	574,225
3.875% due 2/15/2043		763,500	736,777
3.875% due 5/15/2043		638,900	615,241
4.00% due 11/15/2042		976,900	961,483
4.00% due 11/15/2052		459,300	447,028

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
4.125% due 8/15/2044	$337,600	$335,015
4.125% due 8/15/2053	268,100	267,053
4.25% due 2/15/2054	527,000	537,211
4.25% due 8/15/2054	462,700	472,605
4.375% due 8/15/2043	538,600	553,916
4.50% due 2/15/2044	555,000	579,108
4.625% due 5/15/2044	478,200	506,967
4.625% due 5/15/2054	489,500	531,031
4.75% due 11/15/2043	695,200	750,164
4.75% due 11/15/2053	447,800	494,749
U.S. Treasury Notes
2.75% due 4/30/2027	447,100	437,913
3.50% due 4/30/2028	309,000	308,252
3.50% due 9/30/2029	653,200	651,312
3.50% due 4/30/2030	70,000	69,623
3.625% due 5/15/2026	924,000	922,628
3.625% due 3/31/2028	163,000	163,344
3.625% due 5/31/2028	204,000	204,319
3.625% due 8/31/2029	554,600	556,333
3.75% due 4/15/2026	322,300	322,275
3.75% due 8/31/2026	498,900	499,621
3.75% due 8/15/2027	282,900	284,270
3.75% due 12/31/2028	789,400	794,765
3.75% due 5/31/2030	78,000	78,524
3.75% due 6/30/2030	247,000	248,621
3.75% due 12/31/2030	168,000	169,011
3.75% due 8/31/2031	139,400	140,162
3.875% due 12/31/2027	219,600	221,710
3.875% due 12/31/2029	237,100	240,212
3.875% due 8/15/2034	700,700	705,736
4.00% due 1/15/2027	197,000	198,647
4.00% due 2/29/2028	651,800	660,762
4.00% due 6/30/2028	155,000	157,325
4.00% due 1/31/2029	882,700	897,733
4.00% due 7/31/2029	310,500	316,419
4.00% due 10/31/2029	441,900	450,151
4.00% due 7/31/2030	57,200	58,322
4.125% due 9/30/2027	423,400	430,214
4.125% due 10/31/2027	339,000	344,403
4.125% due 7/31/2028	493,200	502,871
4.125% due 3/31/2029	324,900	332,337
4.25% due 2/28/2029	646,400	664,428
4.25% due 6/30/2029	714,000	734,974
4.375% due 7/31/2026	90,000	91,090
4.375% due 8/15/2026	135,000	136,703
4.375% due 12/15/2026	250,000	253,984
4.375% due 7/15/2027	280,500	286,395
4.375% due 8/31/2028	462,700	476,075
4.375% due 11/30/2028	410,000	422,588
4.375% due 5/15/2034	75,300	78,877
4.50% due 7/15/2026	275,000	278,813
4.50% due 5/31/2029	598,600	622,591
4.625% due 6/30/2026	1,067,000	1,083,422
4.625% due 9/15/2026	198,000	201,558
4.625% due 10/15/2026	157,000	159,981
4.625% due 11/15/2026	648,000	660,909
4.625% due 9/30/2028	937,800	974,213
4.625% due 4/30/2029	554,400	579,002
4.625% due 4/30/2031	142,600	150,666
4.875% due 5/31/2026	415,800	423,466
4.875% due 10/31/2028	927,000	972,409
4.875% due 10/31/2030	121,000	129,149

Total U.S. Government Securities (Cost $30,672,390)		30,965,971

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

U.S. Treasury Bills — 1.4%
U.S. Treasury Bills
3.991% due 9/4/2025(6)	$350,000	$337,356
5.034% due 12/5/2024(6)	2,450,000	2,430,030
5.336% due 10/22/2024(6)	355,000	354,027

Total U.S. Treasury Bills (Cost $3,119,822)		3,121,413

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $1,032,505, due 10/1/2024(7)	1,032,462	1,032,462

Total Repurchase Agreements (Cost $1,032,462)		1,032,462

Total Investments Before TBA Sale Commitments — 101.2% (Cost $196,371,070)		228,057,034

TBA Sale Commitments
Agency Mortgage-Backed Securities — (0.7)%
Uniform Mortgage-Backed Security
2.00% due 10/1/2054(4)	(610,000)	(504,202)
4.00% due 10/1/2054(4)	(464,000)	(445,952)
4.50% due 10/1/2039(4)	(444,000)	(445,019)
4.50% due 10/1/2054(4)	(221,000)	(217,298)

Total TBA Sale Commitments (Proceeds $1,621,416)		(1,612,471)

Liabilities in excess of other assets — (0.5)%		(1,170,561)

Total Net Assets — 100.0%		$225,274,002

(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2024.
(4)	TBA — To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2024, the aggregate market value of these securities amounted to $12,337,816, representing 5.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$1,013,900	$1,053,256

Open futures contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2024	2	Long	$231,813	$228,562	$(3,251)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	December 2024	7	Short	$(830,701)	$(828,078)	$2,623

Legend:

ADR – American Depositary Receipt

CMT – Constant Maturity Treasury

REITs – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$145,828,001	$—	$—	$145,828,001
Agency Mortgage-Backed Securities	—	22,202,219	—	22,202,219
Asset-Backed Securities	—	3,148,293	—	3,148,293
Corporate Bonds & Notes	—	19,163,143	—	19,163,143
Municipals	—	960,518	—	960,518
Non-Agency Mortgage-Backed Securities	—	1,199,831	—	1,199,831
Foreign Government	—	435,183	—	435,183
U.S. Government Securities	—	30,965,971	—	30,965,971
U.S. Treasury Bills	—	3,121,413	—	3,121,413
Repurchase Agreements	—	1,032,462	—	1,032,462

Total	$145,828,001	$82,229,033	$—	$228,057,034

Other Financial Instruments
TBA Sale Commitments
Liabilities	$—	$(1,612,471)	$—	$(1,612,471)
Futures Contracts
Assets	2,623	—	—	2,623
Liabilities	(3,251)	—	—	(3,251)

Total	$(628)	$(1,612,471)	$—	$(1,613,099)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 16.5%
Federal Home Loan Mortgage Corp.
3.00% due 3/1/2052	$2,488,873	$2,238,947
3.50% due 6/1/2052	6,118,375	5,701,158
4.00% due 10/1/2037	363,493	361,359
4.00% due 6/1/2052	2,893,647	2,781,424
4.50% due 8/1/2052	3,576,064	3,521,188
4.50% due 9/1/2052	447,917	440,901
5.50% due 9/1/2053	4,010,690	4,077,504
6.00% due 8/1/2053	1,824,343	1,867,320
6.00% due 10/1/2053	3,840,170	3,924,781
6.00% due 3/1/2054	1,988,220	2,043,204
Federal National Mortgage Association
3.00% due 7/1/2051	3,354,571	3,009,789
3.00% due 5/1/2052	8,946,087	8,034,005
3.50% due 6/1/2052	4,544,721	4,234,813
3.50% due 9/1/2052	3,624,692	3,393,612
3.50% due 10/1/2052	3,732,718	3,477,313
4.00% due 6/1/2052	4,470,430	4,297,055
4.00% due 10/1/2052	4,645,363	4,462,327
4.50% due 10/1/2053	4,577,888	4,500,361
5.00% due 2/1/2053	288,302	288,235
5.50% due 1/1/2054	1,050,236	1,062,907
6.00% due 9/1/2053	274,098	280,220

Total Agency Mortgage-Backed Securities (Cost $63,935,368)		63,998,423

Asset-Backed Securities — 19.6%
AGL CLO 17 Ltd.
Series 2022-17A, Class A
6.612% (3 mo. USD Term SOFR + 1.33%) due 1/21/2035(1)(2)	1,200,000	1,200,120
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(1)	2,016,000	1,910,312
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.047% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	2,000,000	1,997,000
Ally Auto Receivables Trust
Series 2022-1, Class A3
3.31% due 11/15/2026	1,827,671	1,815,276
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06% due 8/18/2026	1,494,765	1,478,857
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1
6.733% (3 mo. USD Term SOFR + 1.43%) due 7/15/2034(1)(2)	2,800,000	2,801,120
Anchorage Capital CLO 21 Ltd.
Series 2021-21A, Class B
7.294% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	1,750,000	1,748,600
Ares XXVII CLO Ltd.
Series 2013-2A, Class BR2
7.175% (3 mo. USD Term SOFR + 1.91%) due 10/28/2034(1)(2)	2,000,000	1,997,092

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A
2.36% due 3/20/2026(1)	$2,440,000	$2,423,199
Battalion CLO X Ltd.
Series 2016-10A, Class A2R2
7.095% (3 mo. USD Term SOFR + 1.81%) due 1/25/2035(1)(2)	1,000,000	989,400
Battery Park CLO II Ltd.
Series 2022-1A, Class A1
7.492% (3 mo. USD Term SOFR + 2.21%) due 10/20/2035(1)(2)	3,550,000	3,551,420
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class BR
7.097% (3 mo. USD Term SOFR + 1.81%) due 1/17/2032(1)(2)	2,800,000	2,789,080
Canyon Capital CLO Ltd.
Series 2022-1A, Class B
7.136% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	2,000,000	1,992,600
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	2,200,000	2,181,070
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.796% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	2,500,000	2,500,778
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.125% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	2,000,000	1,998,000
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR
6.536% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(1)(2)	3,350,000	3,347,990
Dryden Senior Loan Fund
Series 2017-47A, Class CR
7.613% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	2,100,000	2,098,320
Ford Credit Auto Lease Trust
Series 2024-B, Class B
5.18% due 2/15/2028	925,000	939,930
Ford Credit Auto Owner Trust
Series 2020-1, Class A
2.04% due 8/15/2031(1)	2,400,000	2,374,943
Hyundai Auto Receivables Trust
Series 2024-B, Class B
5.04% due 9/16/2030	1,000,000	1,023,209
ICG U.S. CLO Ltd.
Series 2022-1A, Class A1
6.822% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	2,500,000	2,499,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Jamestown CLO XI Ltd.
Series 2018-11A, Class A2
7.263% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	$2,800,000	$2,791,880
Marble Point CLO XVIII Ltd.
Series 2020-2A, Class A1R
6.773% (3 mo. USD Term SOFR + 1.47%) due 10/15/2034(1)(2)	2,500,000	2,499,750
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.69% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	700,000	700,350
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class BR
6.941% (3 mo. USD Term SOFR + 1.66%) due 10/18/2030(1)(2)	1,050,000	1,047,900
Neuberger Berman Loan Advisers CLO 40 Ltd.
Series 2021-40A, Class A
6.608% (3 mo. USD Term SOFR + 1.32%) due 4/16/2033(1)(2)	2,878,758	2,883,076
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	2,500,000	2,548,354
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	1,600,000	1,599,855
Series 2024-B, Class B
5.21% due 12/15/2028	1,650,000	1,682,979
Octagon Investment Partners 45 Ltd.
Series 2019-1A, Class BR
7.151% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,198,800
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	1,300,000	1,323,459
RRX 6 Ltd.
Series 2021-6A, Class A1
6.753% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,800,000	1,799,100
TCW CLO Ltd.
Series 2021-1A, Class A
6.714% (3 mo. USD Term SOFR + 1.43%) due 3/18/2034(1)(2)	850,000	849,575
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
7.032% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,240,000	1,239,313
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(1)	2,175,000	2,076,514

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Westlake Automobile Receivables Trust
Series 2023-4A, Class A3
6.24% due 7/15/2027(1)	$2,000,000	$2,028,057
World Omni Auto Receivables Trust
Series 2021-B, Class A4
0.69% due 6/15/2027	2,800,000	2,729,168
World Omni Select Auto Trust
Series 2024-A, Class B
5.18% due 6/17/2030	1,100,000	1,112,888

Total Asset-Backed Securities (Cost $75,251,150)		75,768,334

Corporate Bonds & Notes — 27.7%
Aerospace & Defense — 0.7%
L3Harris Technologies, Inc.
5.35% due 6/1/2034	600,000	624,672
RTX Corp.
5.75% due 1/15/2029	800,000	846,856
6.10% due 3/15/2034	1,200,000	1,324,272

		2,795,800

Apparel — 0.3%
VF Corp.
2.80% due 4/23/2027	1,200,000	1,137,984

		1,137,984

Auto Manufacturers — 0.3%
Hyundai Capital America
5.30% due 6/24/2029(1)	1,000,000	1,029,700

		1,029,700

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.
5.40% due 8/15/2034	600,000	612,408

		612,408

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc.
4.50% due 6/1/2050	400,000	381,776
4.95% due 1/15/2042	600,000	599,748
PepsiCo, Inc.
2.625% due 7/29/2029	400,000	377,692
3.90% due 7/18/2032	2,700,000	2,655,045

		4,014,261

Biotechnology — 0.1%
Gilead Sciences, Inc.
5.25% due 10/15/2033	300,000	316,362
5.55% due 10/15/2053	100,000	107,290

		423,652

Building Materials — 0.1%
CRH America Finance, Inc.
5.40% due 5/21/2034	400,000	416,828

		416,828

Chemicals — 0.2%
Nutrien Ltd.
5.40% due 6/21/2034	800,000	828,152

		828,152

Commercial Banks — 7.1%
Bank of America Corp.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	$1,400,000	$1,214,444
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	1,500,000	1,495,575
BNP Paribas SA
5.176% (5.176% fixed rate until 1/9/2029; 1 day USD SOFR + 1.52% thereafter) due 1/9/2030(1)(2)	800,000	820,864
Citibank NA
5.57% due 4/30/2034	800,000	853,320
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(2)	3,900,000	3,708,042
JPMorgan Chase & Co.
4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(2)	1,500,000	1,508,370
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(2)	1,600,000	1,644,064
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	700,000	711,823
Mitsubishi UFJ Financial Group, Inc.
5.258% (5.258% fixed rate until 4/17/2029; 1 yr. CMT rate + 0.82% thereafter) due 4/17/2030(2)	2,000,000	2,068,960
Morgan Stanley
2.239% (2.239% fixed rate until 7/21/2031; 1 day USD SOFR + 1.18% thereafter) due 7/21/2032(2)	900,000	774,369
5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(2)	1,500,000	1,540,995
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(2)	1,000,000	1,024,760
Royal Bank of Canada
4.969% (4.969% fixed rate until 8/2/2029; 1 day USD SOFR + 1.10% thereafter) due 8/2/2030(2)	1,000,000	1,026,170
Standard Chartered PLC
6.097% (6.097% fixed rate until 1/11/2034; 1 yr. CMT rate + 2.10% thereafter) due 1/11/2035(1)(2)	800,000	860,744
Sumitomo Mitsui Trust Bank Ltd.
4.50% due 9/10/2029(1)	1,000,000	1,006,780

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Truist Bank
4.632% (5 yr. CMT rate + 1.15%) due 9/17/2029(2)	$800,000	$795,736
Truist Financial Corp.
5.435% (5.435% fixed rate until 1/24/2029; 1 day USD SOFR + 1.62% thereafter) due 1/24/2030(2)	2,300,000	2,380,937
U.S. Bancorp
5.85% (5.85% fixed rate until 10/21/2032; 1 day USD SOFR + 2.09% thereafter) due 10/21/2033(2)	1,500,000	1,599,345
Wells Fargo & Co.
2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(2)	2,800,000	2,597,308

		27,632,606

Computers — 0.2%
Apple, Inc.
3.25% due 8/8/2029	100,000	97,552
4.85% due 5/10/2053	200,000	206,168
Hewlett Packard Enterprise Co.
5.60% due 10/15/2054	600,000	590,136

		893,856

Cosmetics & Personal Care — 0.6%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	700,000	657,804
Kenvue, Inc.
4.90% due 3/22/2033	1,000,000	1,034,860
5.05% due 3/22/2028	400,000	413,936

		2,106,600

Diversified Financial Services — 0.9%
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	700,000	765,317
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	1,200,000	1,252,488
Voya Financial, Inc.
5.00% due 9/20/2034	1,600,000	1,593,552

		3,611,357

Electric — 2.1%
Alabama Power Co.
3.94% due 9/1/2032	1,000,000	968,650
Constellation Energy Generation LLC
5.75% due 3/15/2054	400,000	423,284
DTE Energy Co.
5.85% due 6/1/2034	2,000,000	2,147,820
Public Service Co. of Colorado
5.75% due 5/15/2054	500,000	541,695
Public Service Electric & Gas Co.
5.45% due 8/1/2053	300,000	318,069
Public Service Enterprise Group, Inc.
5.45% due 4/1/2034	400,000	417,032
Vistra Operations Co. LLC
6.00% due 4/15/2034(1)	500,000	533,795

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Wisconsin Public Service Corp.
2.85% due 12/1/2051	$400,000	$267,360
Xcel Energy, Inc.
5.50% due 3/15/2034	2,200,000	2,288,704

		7,906,409

Electronics — 0.2%
Honeywell International, Inc.
4.50% due 1/15/2034	400,000	403,316
5.25% due 3/1/2054	400,000	417,112

		820,428

Environmental Control — 0.4%
Waste Management, Inc.
4.15% due 4/15/2032	1,400,000	1,387,974

		1,387,974

Food — 0.2%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75% due 4/1/2033	400,000	414,176
Kroger Co.
5.50% due 9/15/2054	400,000	402,416

		816,592

Gas — 0.3%
CenterPoint Energy Resources Corp.
5.40% due 3/1/2033	1,100,000	1,159,862

		1,159,862

Healthcare-Services — 1.5%
Cigna Group
5.40% due 3/15/2033	1,400,000	1,468,670
Elevance Health, Inc.
4.75% due 2/15/2033	800,000	808,616
5.125% due 2/15/2053	200,000	196,098
HCA, Inc.
5.25% due 6/15/2026	300,000	302,184
5.50% due 6/15/2047	500,000	496,535
5.60% due 4/1/2034	300,000	312,633
5.95% due 9/15/2054	500,000	524,990
UnitedHealth Group, Inc.
4.80% due 1/15/2030	400,000	411,888
5.15% due 10/15/2025	200,000	202,066
5.15% due 7/15/2034	1,000,000	1,043,370

		5,767,050

Insurance — 0.9%
Aon North America, Inc.
5.45% due 3/1/2034	800,000	840,024
5.75% due 3/1/2054	100,000	105,861
Assurant, Inc.
3.70% due 2/22/2030	800,000	758,592
Chubb INA Holdings LLC
5.00% due 3/15/2034	1,000,000	1,038,160
MetLife, Inc.
5.375% due 7/15/2033	600,000	637,842

		3,380,479

Internet — 0.4%
Amazon.com, Inc.
4.80% due 12/5/2034	1,300,000	1,359,384

		1,359,384

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Investment Companies — 0.1%
Ares Capital Corp.
7.00% due 1/15/2027	$500,000	$520,400

		520,400

Machinery-Diversified — 0.3%
Deere & Co.
3.90% due 6/9/2042	200,000	179,146
John Deere Capital Corp.
5.10% due 4/11/2034	900,000	942,174

		1,121,320

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10% due 6/1/2029	1,000,000	1,035,210
Comcast Corp.
2.65% due 2/1/2030	500,000	462,665
3.75% due 4/1/2040	400,000	346,032
4.25% due 1/15/2033	500,000	491,115
5.35% due 5/15/2053	400,000	409,096

		2,744,118

Oil & Gas — 1.3%
BP Capital Markets America, Inc.
3.633% due 4/6/2030	1,900,000	1,844,900
4.812% due 2/13/2033	1,300,000	1,317,186
Cenovus Energy, Inc.
2.65% due 1/15/2032	400,000	344,732
Diamondback Energy, Inc.
5.40% due 4/18/2034	500,000	510,360
5.75% due 4/18/2054	500,000	503,755
Exxon Mobil Corp.
3.482% due 3/19/2030	600,000	582,840

		5,103,773

Packaging & Containers — 0.3%
Berry Global, Inc.
5.80% due 6/15/2031(1)	600,000	623,940
Packaging Corp. of America
5.70% due 12/1/2033	500,000	532,050

		1,155,990

Pharmaceuticals — 1.8%
AbbVie, Inc.
5.05% due 3/15/2034	1,500,000	1,566,675
5.40% due 3/15/2054	500,000	530,230
Astrazeneca Finance LLC
5.00% due 2/26/2034	1,200,000	1,252,536
AstraZeneca PLC
6.45% due 9/15/2037	800,000	935,512
Becton Dickinson & Co.
4.298% due 8/22/2032	500,000	491,115
Eli Lilly & Co.
4.70% due 2/9/2034	1,100,000	1,124,684
5.00% due 2/9/2054	500,000	508,295
Takeda Pharmaceutical Co. Ltd.
5.30% due 7/5/2034	600,000	625,986

		7,035,033

Pipelines — 0.7%
Cheniere Energy Partners LP
5.95% due 6/30/2033	800,000	846,616

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Enterprise Products Operating LLC
4.95% due 2/15/2035	$800,000	$812,048
4.95% due 10/15/2054	400,000	380,736
Kinder Morgan, Inc.
5.40% due 2/1/2034	100,000	102,494
5.95% due 8/1/2054	100,000	103,816
MPLX LP
5.50% due 6/1/2034	100,000	102,814
Western Midstream Operating LP
5.45% due 11/15/2034	300,000	300,858

		2,649,382

Real Estate Investment Trusts — 0.6%
American Homes 4 Rent LP
5.50% due 7/15/2034	300,000	310,125
AvalonBay Communities, Inc.
5.35% due 6/1/2034	400,000	419,372
Crown Castle, Inc.
5.80% due 3/1/2034	400,000	424,232
Extra Space Storage LP
5.40% due 2/1/2034	1,200,000	1,237,908

		2,391,637

Retail — 0.8%
Darden Restaurants, Inc.
6.30% due 10/10/2033	300,000	326,979
Home Depot, Inc.
4.95% due 6/25/2034	900,000	935,190
Lowe’s Cos., Inc.
3.70% due 4/15/2046	600,000	476,568
5.15% due 7/1/2033	400,000	416,820
Target Corp.
4.50% due 9/15/2034	900,000	901,179

		3,056,736

Semiconductors — 0.1%
Broadcom, Inc.
3.75% due 2/15/2051(1)	600,000	476,322

		476,322

Software — 0.8%
Fiserv, Inc.
4.40% due 7/1/2049	400,000	353,616
5.625% due 8/21/2033	900,000	952,650
Microsoft Corp.
2.921% due 3/17/2052	200,000	146,810
Oracle Corp.
5.55% due 2/6/2053	300,000	306,912
6.25% due 11/9/2032	1,300,000	1,438,086

		3,198,074

Telecommunications — 1.4%
AT&T, Inc.
3.55% due 9/15/2055	1,000,000	730,640
4.35% due 3/1/2029	500,000	502,860
5.40% due 2/15/2034	700,000	734,405
Cisco Systems, Inc.
4.85% due 2/26/2029	500,000	516,940
5.05% due 2/26/2034	600,000	629,676
5.30% due 2/26/2054	500,000	530,255
Rogers Communications, Inc.
5.30% due 2/15/2034	1,000,000	1,017,240
T-Mobile USA, Inc.
2.70% due 3/15/2032	300,000	264,468
3.00% due 2/15/2041	600,000	460,596

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
3.40% due 10/15/2052	$200,000	$146,362

		5,533,442

Transportation — 0.9%
Burlington Northern Santa Fe LLC
5.50% due 3/15/2055	600,000	647,202
Norfolk Southern Corp.
5.35% due 8/1/2054	500,000	514,290
5.55% due 3/15/2034	500,000	536,105
United Parcel Service, Inc.
3.40% due 3/15/2029	400,000	390,460
5.15% due 5/22/2034	1,400,000	1,471,106

		3,559,163

Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC
5.55% due 4/3/2034(1)	700,000	720,958

		720,958

Total Corporate Bonds & Notes (Cost $103,587,633)		107,367,730

Non-Agency Mortgage-Backed Securities — 9.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2
3.901% due 8/10/2035(1)	1,400,000	1,376,101
BBCMS Mortgage Trust
Series 2024-5C29, Class B
5.858% due 9/15/2057	500,000	514,997
Benchmark Mortgage Trust
Series 2018-B3, Class AS
4.195% due 4/10/2051(2)(3)	2,550,000	2,456,187
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(3)	1,430,000	1,501,591
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(3)	600,000	620,758
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	1,600,000	1,755,168
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(1)	2,000,000	1,861,294
Commercial Mortgage Trust
Series 2017-COR2, Class A3
3.51% due 9/10/2050	2,920,000	2,812,670
Series 2019-GC44, Class AM
3.263% due 8/15/2057	2,415,000	2,220,487
DBGS Mortgage Trust
Series 2018-C1, Class AM
4.774% due 10/15/2051(2)(3)	2,400,000	2,246,646
DBUBS Mortgage Trust
Series 2017-BRBK, Class A
3.452% due 10/10/2034(1)	1,760,000	1,744,609
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.08% due 11/25/2041(1)(2)(3)	2,200,000	2,222,136
Series 2021-HQA4, Class M1
6.23% due 12/25/2041(1)(2)(3)	1,091,892	1,086,276
Series 2022-DNA1, Class M1A
6.28% due 1/25/2042(1)(2)(3)	864,376	863,845
Series 2022-HQA3, Class M1A
7.58% due 8/25/2042(1)(2)(3)	1,980,796	2,022,965

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Hilton USA Trust
Series 2016-HHV, Class A
3.719% due 11/5/2038(1)	$1,875,000	$1,834,396
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(1)	2,000,000	1,798,488
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class A4
3.718% due 12/15/2048	3,120,000	3,084,017
Series 2018-C43, Class A4
4.012% due 3/15/2051(2)(3)	3,000,000	2,944,897

Total Non-Agency Mortgage-Backed Securities (Cost $34,942,171)		34,967,528

U.S. Government Securities — 20.7%
U.S. Treasury Bonds
4.125% due 8/15/2044	32,500,000	32,251,172
4.25% due 8/15/2054	17,000,000	17,363,906
U.S. Treasury Notes
3.625% due 8/31/2029	25,500,000	25,579,687
3.75% due 8/31/2026	5,000,000	5,007,227

Total U.S. Government Securities (Cost $80,106,015)		80,201,992

Commercial Paper — 0.8%
Wisconsin Public Service Corp.
4.911% due 10/1/2024	2,900,000	2,900,000

Total Commercial Paper (Cost $2,900,000)		2,900,000

	Shares	Value

Exchange-Traded Funds — 4.4%
iShares MBS ETF	90,140	8,636,313
Vanguard Mortgage-Backed Securities ETF	175,580	8,289,132

Total Exchange-Traded Funds (Cost $15,612,871)		16,925,445

	Principal Amount	Value

Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $539,466, due 10/1/2024(4)	$539,444	539,444

Total Repurchase Agreements (Cost $539,444)		539,444

Total Investments — 98.8% (Cost $376,874,652)		382,668,896

Assets in excess of other liabilities — 1.2%		4,463,965

Total Net Assets — 100.0%		$387,132,861

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2024, the aggregate market value of these securities amounted to $82,088,315, representing 21.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$529,800	$550,422

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

Open futures contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	December 2024	240	Long	$49,805,396	$49,978,125	$172,729
U.S. 5-Year Treasury Note	December 2024	154	Long	16,914,033	16,921,953	7,920
U.S. Long Bond	December 2024	12	Long	1,509,915	1,490,250	(19,665)
U.S. Ultra 10-Year Treasury Note	December 2024	16	Long	2,019,128	1,892,750	(126,378)

Total				$70,248,472	$70,283,078	$34,606

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$63,998,423	$—	$63,998,423
Asset-Backed Securities	—	75,768,334	—	75,768,334
Corporate Bonds & Notes	—	107,367,730	—	107,367,730
Non-Agency Mortgage-Backed Securities	—	34,967,528	—	34,967,528
U.S. Government Securities	—	80,201,992	—	80,201,992
Commercial Paper	—	2,900,000	—	2,900,000
Exchange-Traded Funds	16,925,445	—	—	16,925,445
Repurchase Agreements	—	539,444	—	539,444

Total	$16,925,445	$365,743,451	$—	$382,668,896

Other Financial Instruments
Futures Contracts
Assets	$180,649	$—	$—	$180,649
Liabilities	(146,043)	—	—	(146,043)

Total	$34,606	$—	$—	$34,606

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 97.9%
Aerospace & Defense — 3.4%
General Dynamics Corp.	7,882	$2,381,941
L3Harris Technologies, Inc.	8,867	2,109,193

		4,491,134

Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	11,420	1,557,003

		1,557,003

Banks — 7.7%
Bank of America Corp.	37,742	1,497,602
JPMorgan Chase & Co.	21,360	4,503,970
M&T Bank Corp.	8,955	1,595,065
Regions Financial Corp.	62,553	1,459,361
Royal Bank of Canada (Canada)	10,518	1,312,757

		10,368,755

Beverages — 3.1%
Keurig Dr Pepper, Inc.	59,081	2,214,356
Pernod Ricard SA (France)	12,466	1,884,234

		4,098,590

Biotechnology — 2.4%
Gilead Sciences, Inc.	37,856	3,173,847

		3,173,847

Building Products — 1.2%
Johnson Controls International PLC	21,219	1,646,807

		1,646,807

Capital Markets — 6.4%
Ares Management Corp., Class A	12,763	1,988,986
Intercontinental Exchange, Inc.	8,119	1,304,236
Morgan Stanley	18,726	1,951,998
Nasdaq, Inc.	19,513	1,424,644
Raymond James Financial, Inc.	15,000	1,836,900

		8,506,764

Chemicals — 2.1%
Celanese Corp.	10,508	1,428,667
PPG Industries, Inc.	10,406	1,378,379

		2,807,046

Communications Equipment — 2.2%
Cisco Systems, Inc.	54,648	2,908,367

		2,908,367

Distributors — 0.3%
LKQ Corp.	11,381	454,330

		454,330

Electric Utilities — 4.1%
American Electric Power Co., Inc.	14,697	1,507,912
Eversource Energy	11,799	802,922
Exelon Corp.	32,698	1,325,904
PPL Corp.	57,871	1,914,373

		5,551,111

Electrical Equipment — 1.3%
Emerson Electric Co.	15,547	1,700,375

		1,700,375

Electronic Equipment, Instruments & Components — 2.6%
Corning, Inc.	38,598	1,742,699

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
TE Connectivity PLC	11,328	$1,710,415

		3,453,114

Food Products — 1.5%
Archer-Daniels-Midland Co.	33,257	1,986,773

		1,986,773

Gas Utilities — 1.7%
Atmos Energy Corp.	16,713	2,318,260

		2,318,260

Ground Transportation — 1.4%
Canadian National Railway Co. (Canada)	9,549	1,118,175
Knight-Swift Transportation Holdings, Inc.	12,891	695,469

		1,813,644

Health Care Providers & Services — 4.2%
Elevance Health, Inc.	3,292	1,711,840
UnitedHealth Group, Inc.	6,654	3,890,461

		5,602,301

Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	50,413	887,269

		887,269

Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	392	1,651,151
Starbucks Corp.	8,384	817,356

		2,468,507

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	6,466	1,336,587
Siemens AG, Reg S (Germany)	6,087	1,229,273

		2,565,860

Insurance — 3.1%
American International Group, Inc.	29,401	2,153,035
MetLife, Inc.	24,927	2,055,979

		4,209,014

IT Services — 1.0%
Amdocs Ltd.	15,929	1,393,469

		1,393,469

Machinery — 2.8%
Deere & Co.	2,741	1,143,902
IDEX Corp.	3,291	705,919
PACCAR, Inc.	19,960	1,969,653

		3,819,474

Media — 0.7%
Omnicom Group, Inc.	9,624	995,025

		995,025

Metals & Mining — 2.7%
Barrick Gold Corp.	68,622	1,364,892
Rio Tinto PLC, ADR	31,473	2,239,933

		3,604,825

Multi-Utilities — 2.8%
Dominion Energy, Inc.	24,427	1,411,637
Sempra	27,237	2,277,830

		3,689,467

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 7.7%
ConocoPhillips	35,362	$3,722,911
Coterra Energy, Inc.	86,090	2,061,855
EQT Corp.	65,956	2,416,628
Phillips 66	6,135	806,446
TotalEnergies SE (France)	19,917	1,290,926

		10,298,766

Personal Care Products — 2.9%
Kenvue, Inc.	84,280	1,949,396
Unilever PLC, ADR	29,977	1,947,306

		3,896,702

Pharmaceuticals — 9.4%
AstraZeneca PLC, ADR	18,476	1,439,465
Johnson & Johnson	21,750	3,524,805
Merck & Co., Inc.	21,512	2,442,903
Pfizer, Inc.	118,759	3,436,885
Roche Holding AG (Switzerland)	5,406	1,730,540

		12,574,598

Semiconductors & Semiconductor Equipment — 3.3%
Broadcom, Inc.	9,562	1,649,445
NXP Semiconductors NV	7,662	1,838,957
QUALCOMM, Inc.	5,623	956,191

		4,444,593

Specialized REITs — 5.8%
Crown Castle, Inc.	20,888	2,477,943
Gaming & Leisure Properties, Inc.	43,521	2,239,156
Lamar Advertising Co., Class A	7,886	1,053,570
Weyerhaeuser Co.	56,962	1,928,733

		7,699,402

Specialty Retail — 1.5%
Industria de Diseno Textil SA, ADR	18,209	540,443
Tractor Supply Co.	5,052	1,469,779

		2,010,222

Tobacco — 1.7%
Philip Morris International, Inc.	18,323	2,224,412

		2,224,412

Wireless Telecommunication Services — 1.3%
T-Mobile U.S., Inc.	8,375	1,728,265

		1,728,265

Total Common Stocks (Cost $116,237,892)		130,948,091

	Principal Amount	Value

Repurchase Agreements — 2.0%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $2,701,178, due 10/1/2024(1)	$2,701,064	2,701,064

Total Repurchase Agreements (Cost $2,701,064)		2,701,064

Total Investments — 99.9% (Cost $118,938,956)		133,649,155

Assets in excess of other liabilities — 0.1%		75,849

Total Net Assets — 100.0%		$133,725,004

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$2,652,400	$2,755,249

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$124,813,118	$6,134,973	*	$—	$130,948,091
Repurchase Agreements	—	2,701,064		—	2,701,064

Total	$124,813,118	$8,836,037		$—	$133,649,155

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 99.1%
Aerospace & Defense — 2.7%
HEICO Corp., Class A	12,206	$2,487,095
Howmet Aerospace, Inc.	18,630	1,867,657
Woodward, Inc.	6,670	1,143,972

		5,498,724

Automobile Components — 0.5%
Autoliv, Inc.	10,918	1,019,414

		1,019,414

Automobiles — 0.4%
Harley-Davidson, Inc.	23,956	923,025

		923,025

Banks — 5.8%
Associated Banc-Corp	48,961	1,054,620
Axos Financial, Inc.(1)	5,460	343,325
Bancorp, Inc.(1)	78,994	4,226,179
East West Bancorp, Inc.	17,698	1,464,333
Eastern Bankshares, Inc.	58,214	954,127
Pathward Financial, Inc.	14,813	977,806
Piraeus Financial Holdings SA (Greece)	84,498	359,794
Popular, Inc.	25,221	2,528,910

		11,909,094

Beverages — 0.7%
Boston Beer Co., Inc., Class A(1)	898	259,648
Celsius Holdings, Inc.(1)	10,595	332,259
Coca-Cola Consolidated, Inc.	682	897,785

		1,489,692

Biotechnology — 1.0%
Exact Sciences Corp.(1)	10,000	681,200
Sarepta Therapeutics, Inc.(1)	2,600	324,714
United Therapeutics Corp.(1)	2,750	985,462

		1,991,376

Broadline Retail — 0.6%
Ollie’s Bargain Outlet Holdings, Inc.(1)	12,752	1,239,494

		1,239,494

Building Products — 2.9%
Carlisle Cos., Inc.	7,036	3,164,441
Fortune Brands Innovations, Inc.	9,990	894,405
Owens Corning	4,940	872,009
Simpson Manufacturing Co., Inc.	2,160	413,143
Trex Co., Inc.(1)	8,720	580,577

		5,924,575

Capital Markets — 2.9%
AllianceBernstein Holding LP	27,523	960,278
Blue Owl Capital, Inc.	79,575	1,540,572
Bridge Investment Group Holdings, Inc., Class A	41,130	405,953
Interactive Brokers Group, Inc., Class A	11,059	1,541,182
Palmer Square Capital BDC, Inc.	26,854	437,720
Patria Investments Ltd., Class A	92,443	1,032,588

		5,918,293

Chemicals — 2.5%
Cabot Corp.	6,781	757,912
Celanese Corp.	4,430	602,303
OCI NV (Netherlands)	28,347	806,615
RPM International, Inc.	13,578	1,642,938

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Chemicals — (continued)
Westlake Corp.	8,532	$1,282,274

		5,092,042

Commercial Services & Supplies — 1.1%
Brink’s Co.	18,796	2,173,569

		2,173,569

Communications Equipment — 1.0%
Ciena Corp.(1)	15,600	960,804
Lumentum Holdings, Inc.(1)	17,800	1,128,164

		2,088,968

Construction & Engineering — 1.2%
EMCOR Group, Inc.	1,140	490,804
MDU Resources Group, Inc.	12,269	336,293
WillScot Holdings Corp.(1)	40,695	1,530,132

		2,357,229

Construction Materials — 1.1%
Eagle Materials, Inc.	7,604	2,187,291

		2,187,291

Consumer Finance — 0.5%
NerdWallet, Inc., Class A(1)	41,066	521,949
OneMain Holdings, Inc.	9,624	453,002

		974,951

Consumer Staples Distribution & Retail — 2.8%
BJ’s Wholesale Club Holdings, Inc.(1)	13,891	1,145,730
Casey’s General Stores, Inc.	2,743	1,030,573
Performance Food Group Co.(1)	23,259	1,822,808
Sprouts Farmers Market, Inc.(1)	5,574	615,425
U.S. Foods Holding Corp.(1)	18,935	1,164,502

		5,779,038

Containers & Packaging — 0.9%
AptarGroup, Inc.	11,355	1,818,957

		1,818,957

Diversified Consumer Services — 1.0%
Service Corp. International	25,127	1,983,274

		1,983,274

Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	12,548	445,830
Iridium Communications, Inc.	12,395	377,428

		823,258

Electric Utilities — 0.5%
Pinnacle West Capital Corp.	4,028	356,840
TXNM Energy, Inc.	13,427	587,700

		944,540

Electrical Equipment — 1.4%
Acuity Brands, Inc.	1,680	462,655
nVent Electric PLC	15,580	1,094,651
Regal Rexnord Corp.	7,892	1,309,125

		2,866,431

Electronic Equipment, Instruments & Components — 1.8%
Avnet, Inc.	17,611	956,453
Cognex Corp.	3,349	135,635
Coherent Corp.(1)	6,800	604,588

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
Jabil, Inc.	7,300	$874,759
TD SYNNEX Corp.	8,600	1,032,688

		3,604,123

Energy Equipment & Services — 1.1%
Liberty Energy, Inc.	44,688	853,094
Weatherford International PLC	16,392	1,392,009

		2,245,103

Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,051	81,379
TKO Group Holdings, Inc.(1)	5,522	683,126
Warner Music Group Corp., Class A	12,273	384,145

		1,148,650

Financial Services — 3.0%
AvidXchange Holdings, Inc.(1)	70,566	572,290
Cannae Holdings, Inc.	13,792	262,876
Essent Group Ltd.	16,147	1,038,091
Flywire Corp.(1)	38,992	639,079
Repay Holdings Corp.(1)	96,978	791,341
UWM Holdings Corp.	75,993	647,460
Voya Financial, Inc.	12,361	979,238
WEX, Inc.(1)	5,847	1,226,291

		6,156,666

Food Products — 0.7%
Darling Ingredients, Inc.(1)	11,853	440,457
Lancaster Colony Corp.	1,702	300,522
Post Holdings, Inc.(1)	3,841	444,596
Simply Good Foods Co.(1)	4,852	168,704
TreeHouse Foods, Inc.(1)	3,368	141,389

		1,495,668

Gas Utilities — 1.0%
National Fuel Gas Co.	9,326	565,249
Southwest Gas Holdings, Inc.	11,513	849,199
UGI Corp.	23,662	592,023

		2,006,471

Ground Transportation — 2.2%
Landstar System, Inc.	10,588	1,999,755
XPO, Inc.(1)	23,031	2,476,063

		4,475,818

Health Care Equipment & Supplies — 2.5%
Glaukos Corp.(1)	5,220	680,062
Inspire Medical Systems, Inc.(1)	3,550	749,228
Insulet Corp.(1)	3,650	849,537
Masimo Corp.(1)	10,800	1,439,964
Penumbra, Inc.(1)	6,900	1,340,739

		5,059,530

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.(1)	13,600	862,376
agilon health, Inc.(1)	48,000	188,640
Alignment Healthcare, Inc.(1)	71,000	839,220
BrightSpring Health Services, Inc.(1)	40,000	587,200
Chemed Corp.	2,280	1,370,212
Privia Health Group, Inc.(1)	35,900	653,739
Surgery Partners, Inc.(1)	27,200	876,928

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — (continued)
Tenet Healthcare Corp.(1)	3,500	$581,700

		5,960,015

Health Care REITs — 0.8%
Ventas, Inc.	24,623	1,579,073

		1,579,073

Hotels, Restaurants & Leisure — 3.3%
Aramark	49,438	1,914,734
Brinker International, Inc.(1)	11,095	849,100
Caesars Entertainment, Inc.(1)	15,617	651,854
Churchill Downs, Inc.	11,326	1,531,389
Domino’s Pizza, Inc.	1,465	630,155
Dutch Bros, Inc., Class A(1)	12,715	407,261
Hilton Grand Vacations, Inc.(1)	19,709	715,831

		6,700,324

Household Durables — 2.0%
Taylor Morrison Home Corp.(1)	13,830	971,696
Tempur Sealy International, Inc.	24,623	1,344,416
TopBuild Corp.(1)	4,450	1,810,304

		4,126,416

Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc.	4,884	375,775
Talen Energy Corp.(1)	3,983	709,930

		1,085,705

Industrial REITs — 1.3%
EastGroup Properties, Inc.	8,100	1,513,242
Terreno Realty Corp.	17,070	1,140,788

		2,654,030

Insurance — 4.6%
American Financial Group, Inc.	11,375	1,531,075
Baldwin Insurance Group, Inc., Class A(1)	63,625	3,168,525
Primerica, Inc.	6,483	1,718,967
Reinsurance Group of America, Inc.	8,167	1,779,344
Unum Group	19,038	1,131,619

		9,329,530

Interactive Media & Services — 0.1%
IAC, Inc.(1)	1,969	105,971
ZoomInfo Technologies, Inc.(1)	12,618	130,218

		236,189

IT Services — 1.5%
Akamai Technologies, Inc.(1)	5,189	523,830
EPAM Systems, Inc.(1)	4,300	855,829
Okta, Inc.(1)	9,300	691,362
Twilio, Inc., Class A(1)	13,900	906,558

		2,977,579

Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(1)	23,100	521,598
Avantor, Inc.(1)	21,800	563,966
Bruker Corp.	18,000	1,243,080
Illumina, Inc.(1)	3,000	391,230
Repligen Corp.(1)	4,500	669,690

		3,389,564

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 5.3%
Allison Transmission Holdings, Inc.	9,426	$905,556
Chart Industries, Inc.(1)	5,020	623,183
Crane Co.	11,520	1,823,386
Dover Corp.	5,930	1,137,018
Esab Corp.	19,750	2,099,622
Flowserve Corp.	38,035	1,966,029
ITT, Inc.	15,261	2,281,672

		10,836,466

Marine Transportation — 1.0%
Kirby Corp.(1)	17,222	2,108,489

		2,108,489

Media — 0.5%
New York Times Co., Class A	11,536	642,209
Nexstar Media Group, Inc.	2,204	364,432

		1,006,641

Metals & Mining — 1.7%
Alcoa Corp.	7,373	284,450
Lundin Mining Corp. (Canada)	110,364	1,156,315
Reliance, Inc.	6,821	1,972,701

		3,413,466

Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	9,686	554,233

		554,233

Office REITs — 0.6%
Douglas Emmett, Inc.	17,000	298,690
Postal Realty Trust, Inc., Class A	66,118	967,968

		1,266,658

Oil, Gas & Consumable Fuels — 3.6%
Chesapeake Energy Corp.	16,435	1,351,779
Chord Energy Corp.	8,386	1,092,109
HF Sinclair Corp.	23,360	1,041,155
Northern Oil & Gas, Inc.	25,071	887,764
Permian Resources Corp.	89,938	1,224,056
Plains All American Pipeline LP	28,570	496,261
Targa Resources Corp.	8,460	1,252,165

		7,345,289

Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	14,161	1,521,741

		1,521,741

Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	6,099	370,331
e.l.f. Beauty, Inc.(1)	3,472	378,552

		748,883

Professional Services — 2.4%
CACI International, Inc., Class A(1)	5,820	2,936,539
KBR, Inc.	30,880	2,011,215

		4,947,754

Real Estate Management & Development — 0.9%
Compass, Inc., Class A(1)	74,360	454,340
Jones Lang LaSalle, Inc.(1)	5,410	1,459,672

		1,914,012

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Residential REITs — 1.2%
American Homes 4 Rent, Class A	22,570	$866,462
Camden Property Trust	3,910	483,002
Sun Communities, Inc.	7,870	1,063,631

		2,413,095

Retail REITs — 1.0%
Macerich Co.	44,950	819,888
SITE Centers Corp.	15,558	941,259
Tanger, Inc.	8,900	295,302

		2,056,449

Semiconductors & Semiconductor Equipment — 0.9%
Allegro MicroSystems, Inc.(1)	3,100	72,230
Cirrus Logic, Inc.(1)	5,500	683,155
Lattice Semiconductor Corp.(1)	19,200	1,018,944
SolarEdge Technologies, Inc.(1)	5,120	117,299

		1,891,628

Software — 3.9%
BILL Holdings, Inc.(1)	12,300	648,948
Blackbaud, Inc.(1)	7,737	655,169
BlackLine, Inc.(1)	18,400	1,014,576
Dynatrace, Inc.(1)	20,500	1,096,135
Elastic NV(1)	10,328	792,777
Five9, Inc.(1)	28,900	830,297
Gen Digital, Inc.	16,703	458,163
Pagaya Technologies Ltd., Class A(1)	34,650	366,251
PTC, Inc.(1)	1,826	329,885
Tenable Holdings, Inc.(1)	21,773	882,242
Workiva, Inc.(1)	12,021	951,102

		8,025,545

Specialized REITs — 1.9%
CubeSmart	23,769	1,279,485
Four Corners Property Trust, Inc.	57,950	1,698,515
Lamar Advertising Co., Class A	6,990	933,864

		3,911,864

Specialty Retail — 4.7%
Aritzia, Inc. (Canada)(1)	21,389	803,877
Burlington Stores, Inc.(1)	6,304	1,660,978
Dick’s Sporting Goods, Inc.	6,882	1,436,273
Floor & Decor Holdings, Inc., Class A(1)	10,326	1,282,179
JD Sports Fashion PLC (United Kingdom)	443,044	915,812
Valvoline, Inc.(1)	38,640	1,617,084
Williams-Sonoma, Inc.	12,664	1,961,907

		9,678,110

Technology Hardware, Storage & Peripherals — 0.0%
Pure Storage, Inc., Class A(1)	1,800	90,432

		90,432

Textiles, Apparel & Luxury Goods — 2.1%
Crocs, Inc.(1)	9,554	1,383,515
PVH Corp.	13,925	1,404,058
Tapestry, Inc.	31,919	1,499,554

		4,287,127

Trading Companies & Distributors — 2.2%
Core & Main, Inc., Class A(1)	19,060	846,264
Watsco, Inc.	3,360	1,652,717

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Trading Companies & Distributors — (continued)
WESCO International, Inc.	12,059	$2,025,670

		4,524,651

Water Utilities — 0.3%
Essential Utilities, Inc.	16,901	651,872

		651,872

Total Common Stocks (Cost $162,935,078)		202,428,094

	Principal Amount	Value

U.S. Treasury Bills — 0.1%
U.S. Treasury Bills
5.22% due 11/7/2024(2)	$140,000	139,327

Total U.S. Treasury Bills (Cost $139,271)		139,327

Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $2,079,001, due 10/1/2024(3)	2,078,913	2,078,913

Total Repurchase Agreements (Cost $2,078,913)		2,078,913

Total Investments — 100.2% (Cost $165,153,262)		204,646,334

Liabilities in excess of other assets — (0.2)%		(434,240)

Total Net Assets — 100.0%		$204,212,094

(1)	Non–income–producing security.
(2)	Interest rate shown reflects the discount rate at time of purchase.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$2,041,400	$2,120,497

Open futures contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
S&P Midcap 400 E-Mini	December 2024	3	Long	$942,722	$944,580	$ 1,858

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$200,345,873	$2,082,221	*	$—	$202,428,094
U.S. Treasury Bills	—	139,327		—	139,327
Repurchase Agreements	—	2,078,913		—	2,078,913

Total	$200,345,873	$4,300,461		$—	$204,646,334

Other Financial Instruments
Futures Contracts
Assets	$1,858	$—		$—	$1,858

Total	$1,858	$—		$—	$1,858

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — 23.9%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(1)	$900,000	$852,818
Allegro CLO VI Ltd.
Series 2017-2A, Class B
7.047% (3 mo. USD Term SOFR + 1.76%) due 1/17/2031(1)(2)	1,000,000	998,500
American Express Credit Account Master Trust
Series 2022-3, Class A
3.75% due 8/15/2027	2,000,000	1,989,043
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06% due 8/18/2026	640,614	633,796
Anchorage Capital CLO 21 Ltd.
Series 2021-21A, Class B
7.294% (3 mo. USD Term SOFR + 2.01%) due 10/20/2034(1)(2)	1,000,000	999,200
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3
7.381% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	924,000	928,194
Apidos CLO XXII Ltd.
Series 2015-22A, Class A2R
7.044% (3 mo. USD Term SOFR + 1.76%) due 4/20/2031(1)(2)	1,000,000	1,002,281
Ares XXVII CLO Ltd.
Series 2013-2A, Class BR2
7.175% (3 mo. USD Term SOFR + 1.91%) due 10/28/2034(1)(2)	1,000,000	998,546
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A
1.66% due 2/20/2028(1)	1,100,000	1,035,703
Battalion CLO X Ltd.
Series 2016-10A, Class A2R2
7.095% (3 mo. USD Term SOFR + 1.81%) due 1/25/2035(1)(2)	1,000,000	989,400
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class BR
7.097% (3 mo. USD Term SOFR + 1.81%) due 1/17/2032(1)(2)	1,200,000	1,195,320
Canyon Capital CLO Ltd.
Series 2022-1A, Class B
7.136% (3 mo. USD Term SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,195,560
CarMax Auto Owner Trust
Series 2020-4, Class B
0.85% due 6/15/2026	850,000	842,686
Cathedral Lake VI Ltd.
Series 2021-6A, Class AN
6.796% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,200,373

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
CIFC Funding Ltd.
Series 2013-4A, Class BRR
7.125% (3 mo. USD Term SOFR + 1.86%) due 4/27/2031(1)(2)	$1,000,000	$999,000
CNH Equipment Trust
Series 2024-A, Class A3
4.77% due 6/15/2029	1,000,000	1,011,436
DLLMT LLC
Series 2024-1A, Class A3
4.84% due 8/21/2028(1)	1,000,000	1,011,117
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118% due 7/25/2047(1)	705,000	691,947
Dryden 53 CLO Ltd.
Series 2017-53A, Class B
6.963% (3 mo. USD Term SOFR + 1.66%) due 1/15/2031(1)(2)	1,100,000	1,096,810
Dryden Senior Loan Fund
Series 2017-47A, Class CR
7.613% (3 mo. USD Term SOFR + 2.31%) due 4/15/2028(1)(2)	1,000,000	999,200
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A
1.06% due 9/15/2027	1,100,000	1,065,291
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91% due 4/20/2028(1)	495,000	500,467
ICG U.S. CLO Ltd.
Series 2022-1A, Class A1
6.822% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	700,000	699,720
Jamestown CLO XI Ltd.
Series 2018-11A, Class A2
7.263% (3 mo. USD Term SOFR + 1.96%) due 7/14/2031(1)(2)	1,200,000	1,196,520
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
7.075% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,050,000	1,049,370
Midocean Credit CLO VIII
Series 2018-8A, Class A2
6.69% (3 mo. USD Term SOFR + 1.56%) due 2/20/2031(1)(2)	1,500,000	1,500,750
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class BR
6.941% (3 mo. USD Term SOFR + 1.66%) due 10/18/2030(1)(2)	1,000,000	998,000
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,000,000	1,019,342
Nissan Auto Lease Trust
Series 2023-A, Class A4
4.80% due 7/15/2027	700,000	699,937

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Octagon Investment Partners 36 Ltd.
Series 2018-1A, Class B
6.953% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	$1,209,375	$1,209,012
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	600,000	610,827
RRX 6 Ltd.
Series 2021-6A, Class A1
6.753% (3 mo. USD Term SOFR + 1.45%) due 1/15/2037(1)(2)	1,000,000	999,500
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
7.032% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,170,000	1,169,352
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(1)	1,735,000	1,656,437
Westlake Automobile Receivables Trust
Series 2023-4A, Class A3
6.24% due 7/15/2027(1)	1,000,000	1,014,029
World Omni Auto Receivables Trust
Series 2021-B, Class A4
0.69% due 6/15/2027	1,200,000	1,169,643

Total Asset-Backed Securities (Cost $36,981,807)		37,229,127

Corporate Bonds & Notes — 35.2%
Advertising — 0.5%
Stagwell Global LLC
5.625% due 8/15/2029(1)	750,000	726,255

		726,255

Aerospace & Defense — 1.7%
Boeing Co.
6.259% due 5/1/2027(1)	700,000	723,170
Bombardier, Inc.
8.75% due 11/15/2030(1)	750,000	823,552
L3Harris Technologies, Inc.
5.40% due 1/15/2027	500,000	513,400
RTX Corp.
5.75% due 11/8/2026	500,000	515,655

		2,575,777

Agriculture — 0.3%
Reynolds American, Inc.
4.45% due 6/12/2025	400,000	398,592

		398,592

Auto Parts & Equipment — 0.5%
BorgWarner, Inc.
2.65% due 7/1/2027	750,000	720,743

		720,743

Chemicals — 0.7%
LYB International Finance III LLC
1.25% due 10/1/2025	600,000	579,858

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Chemicals — (continued)
NOVA Chemicals Corp.
5.25% due 6/1/2027(1)	$500,000	$494,650

		1,074,508

Commercial Banks — 11.7%
ABN AMRO Bank NV
6.339% (6.339% fixed rate until 9/18/2026; 1 yr. CMT rate + 1.65% thereafter) due 9/18/2027(1)(2)	500,000	517,595
Banco Santander SA
2.746% due 5/28/2025	1,000,000	986,370
Bank of America Corp.
3.384% (3.384% fixed rate until 4/2/2025; 1 day USD SOFR + 1.33% thereafter) due 4/2/2026(2)	500,000	496,010
3.419% (3.419% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter) due 12/20/2028(2)	500,000	486,555
3.559% (3.559% fixed rate until 4/23/2026; 3 mo. USD Term SOFR + 1.32% thereafter) due 4/23/2027(2)	1,000,000	987,900
5.08% (5.08% fixed rate until 1/20/2026; 1 day USD SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	504,190
Barclays PLC
2.852% (2.852% fixed rate until 5/7/2025; 1 day USD SOFR + 2.71% thereafter) due 5/7/2026(2)	1,000,000	986,960
7.325% (7.325% fixed rate until 11/2/2025; 1 yr. CMT rate + 3.05% thereafter) due 11/2/2026(2)	200,000	205,284
BNP Paribas SA
2.219% (2.219% fixed rate until 6/9/2025; 1 day USD SOFR + 2.07% thereafter) due 6/9/2026(1)(2)	1,100,000	1,078,924
2.591% (2.591% fixed rate until 1/20/2027; 1 day USD SOFR + 1.23% thereafter) due 1/20/2028(1)(2)	700,000	671,615
Danske Bank AS
1.621% (1.621% fixed rate until 9/11/2025; 1 yr. CMT rate + 1.35% thereafter) due 9/11/2026(1)(2)	200,000	194,012
4.298% (4.298% fixed rate until 4/1/2027; 1 yr. CMT rate + 1.75% thereafter) due 4/1/2028(1)(2)	300,000	298,680
Deutsche Bank AG
2.129% (2.129% fixed rate until 11/24/2025; 1 day USD SOFR + 1.87% thereafter) due 11/24/2026(2)	150,000	145,292
JPMorgan Chase & Co.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
1.47% (1.47% fixed rate until 9/22/2026; 1 day USD SOFR + 0.77% thereafter) due 9/22/2027(2)	$1,000,000	$947,560
2.005% (2.005% fixed rate until 3/13/2025; 3 mo. USD Term SOFR + 1.59% thereafter) due 3/13/2026(2)	200,000	197,268
Mitsubishi UFJ Financial Group, Inc.
5.354% (5.354% fixed rate until 9/13/2027; 1 yr. CMT rate + 1.90% thereafter) due 9/13/2028(2)	300,000	309,003
5.719% (5.719% fixed rate until 2/20/2025; 1 yr. CMT rate + 1.08% thereafter) due 2/20/2026(2)	200,000	200,506
Morgan Stanley Bank NA
4.968% (4.968% fixed rate until 7/14/2027; 1 day USD SOFR + 0.93% thereafter) due 7/14/2028(2)	1,000,000	1,021,460
NatWest Group PLC
5.583% (5.583% fixed rate until 3/1/2027; 1 yr. CMT rate + 1.10% thereafter) due 3/1/2028(2)	1,000,000	1,025,650
5.847% (5.847% fixed rate until 3/2/2026; 1 yr. CMT rate + 1.35% thereafter) due 3/2/2027(2)	250,000	254,477
7.472% (7.472% fixed rate until 11/10/2025; 1 yr. CMT rate + 2.85% thereafter) due 11/10/2026(2)	300,000	308,913
Royal Bank of Canada
5.069% (5.069% fixed rate until 7/23/2026; 1 day USD SOFR + 0.79% thereafter) due 7/23/2027(2)	750,000	761,647
Sumitomo Mitsui Trust Bank Ltd.
4.45% due 9/10/2027(1)	1,000,000	1,006,290
Toronto-Dominion Bank
4.994% due 4/5/2029	1,000,000	1,030,540
Truist Bank
3.625% due 9/16/2025	250,000	247,275
4.632% (5 yr. CMT rate + 1.15%) due 9/17/2029(2)	500,000	497,335
Truist Financial Corp.
4.00% due 5/1/2025	1,000,000	995,830
4.26% (4.26% fixed rate until 7/28/2025; 1 day USD SOFR + 1.46% thereafter) due 7/28/2026(2)	1,000,000	996,030
U.S. Bancorp
4.548% (4.548% fixed rate until 7/22/2027; 1 day USD SOFR + 1.66% thereafter) due 7/22/2028(2)	900,000	906,687

		18,265,858

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% due 4/3/2026	$500,000	$498,975
6.50% due 7/15/2025	800,000	808,696
Air Lease Corp.
2.875% due 1/15/2026	200,000	195,876
American Express Co.
5.098% (5.098% fixed rate until 2/16/2027; 1 day USD SOFR + 1.00% thereafter)due 2/16/2028(2)	600,000	611,502
Charles Schwab Corp.
1.15% due 5/13/2026	200,000	190,750
Synchrony Financial
4.50% due 7/23/2025	1,000,000	994,080

		3,299,879

Electric — 0.9%
DTE Energy Co.
Series F
1.05% due 6/1/2025	1,100,000	1,073,193
Pacific Gas & Electric Co.
3.45% due 7/1/2025	300,000	296,700

		1,369,893

Electronics — 0.5%
Honeywell International, Inc.
4.65% due 7/30/2027	750,000	765,045

		765,045

Food — 0.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50% due 1/15/2027	250,000	239,083
Kroger Co.
4.60% due 8/15/2027	1,200,000	1,210,344

		1,449,427

Healthcare-Services — 1.4%
Elevance Health, Inc.
4.90% due 2/8/2026	200,000	200,008
HCA, Inc.
5.20% due 6/1/2028	1,000,000	1,025,530
UnitedHealth Group, Inc.
1.15% due 5/15/2026	600,000	573,624
3.10% due 3/15/2026	400,000	395,008

		2,194,170

Insurance — 2.0%
Allstate Corp.
3.28% due 12/15/2026	600,000	589,728
Athene Global Funding
5.516% due 3/25/2027(1)	700,000	716,793
Corebridge Global Funding
4.65% due 8/20/2027(1)	1,100,000	1,113,211
Progressive Corp.
2.45% due 1/15/2027	800,000	773,088

		3,192,820

Investment Companies — 0.2%
Ares Capital Corp.
7.00% due 1/15/2027	300,000	312,240

		312,240

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Leisure Time — 0.3%
Viking Cruises Ltd.
7.00% due 2/15/2029(1)	$500,000	$506,195

		506,195

Lodging — 0.8%
Las Vegas Sands Corp.
5.90% due 6/1/2027	1,000,000	1,027,440
Marriott International, Inc.
Series R
3.125% due 6/15/2026	200,000	196,202

		1,223,642

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908% due 7/23/2025	231,000	230,665
Discovery Communications LLC
4.90% due 3/11/2026	200,000	199,860
Nexstar Media, Inc.
5.625% due 7/15/2027(1)	500,000	495,350
Paramount Global
3.375% due 2/15/2028	350,000	329,536

		1,255,411

Oil & Gas — 2.0%
Diamondback Energy, Inc.
3.25% due 12/1/2026	200,000	195,740
Hess Corp.
4.30% due 4/1/2027	500,000	499,880
PBF Holding Co. LLC/PBF Finance Corp.
6.00% due 2/15/2028	500,000	493,960
Shell International Finance BV
2.875% due 5/10/2026	1,000,000	981,160
Transocean, Inc.
8.00% due 2/1/2027(1)	873,000	872,616

		3,043,356

Pharmaceuticals — 2.1%
AbbVie, Inc.
4.80% due 3/15/2027	1,000,000	1,019,300
Astrazeneca Finance LLC
4.80% due 2/26/2027	1,000,000	1,019,470
CVS Health Corp.
3.625% due 4/1/2027	1,100,000	1,084,611
3.875% due 7/20/2025	200,000	198,580

		3,321,961

Pipelines — 2.3%
Energy Transfer LP
2.90% due 5/15/2025	1,100,000	1,086,371
Enterprise Products Operating LLC
4.15% due 10/16/2028	1,000,000	999,540
TransCanada PipeLines Ltd.
6.203% due 3/9/2026	500,000	500,260
Williams Cos., Inc.
5.30% due 8/15/2028	1,000,000	1,032,960

		3,619,131

Real Estate Investment Trusts — 1.4%
American Tower Corp.
2.40% due 3/15/2025	1,200,000	1,185,456

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
Essex Portfolio LP
3.50% due 4/1/2025	$500,000	$496,215
Extra Space Storage LP
3.50% due 7/1/2026	500,000	493,565

		2,175,236

Retail — 0.3%
O’Reilly Automotive, Inc.
5.75% due 11/20/2026	500,000	515,650

		515,650

Semiconductors — 0.1%
Broadcom, Inc.
3.459% due 9/15/2026	200,000	197,342

		197,342

Software — 0.3%
Fiserv, Inc.
3.85% due 6/1/2025	200,000	198,520
Oracle Corp.
2.50% due 4/1/2025	300,000	296,436

		494,956

Telecommunications — 1.4%
AT&T, Inc.
1.70% due 3/25/2026	1,500,000	1,445,280
Frontier Communications Holdings LLC
5.00% due 5/1/2028(1)	500,000	495,670
T-Mobile USA, Inc.
3.50% due 4/15/2025	200,000	198,470

		2,139,420

Total Corporate Bonds & Notes (Cost $53,928,134)		54,837,507

Non-Agency Mortgage-Backed Securities — 9.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2
3.901% due 8/10/2035(1)	600,000	589,758
BBCMS Mortgage Trust
Series 2024-5C29, Class B
5.858% due 9/15/2057	200,000	205,999
Benchmark Mortgage Trust
Series 2018-B3, Class AS
4.195% due 4/10/2051(2)(3)	1,150,000	1,107,692
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(3)	580,000	609,037
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(3)	240,000	248,303
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	635,000	696,582
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(1)	800,000	744,517
Commercial Mortgage Trust
Series 2017-COR2, Class A3
3.51% due 9/10/2050	1,200,000	1,155,892
Series 2019-GC44, Class AM
3.263% due 8/15/2057	1,085,000	997,610

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
DBGS Mortgage Trust
Series 2018-C1, Class AM
4.774% due 10/15/2051(2)(3)	$1,100,000	$1,029,713
DBUBS Mortgage Trust
Series 2017-BRBK, Class A
3.452% due 10/10/2034(1)	793,000	786,065
Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2
7.08% due 11/25/2041(1)(2)(3)	900,000	909,056
Series 2021-HQA4, Class M1
6.23% due 12/25/2041(1)(2)(3)	445,741	443,448
Series 2022-DNA1, Class M1A
6.28% due 1/25/2042(1)(2)(3)	348,071	347,857
Series 2022-HQA3, Class M1A
7.58% due 8/25/2042(1)(2)(3)	813,541	830,861
Hilton USA Trust
Series 2016-HHV, Class A
3.719% due 11/5/2038(1)	845,000	826,701
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(1)	800,000	719,395
SLG Office Trust
Series 2021-OVA, Class A
2.585% due 7/15/2041(1)	500,000	433,248
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class A4
3.718% due 12/15/2048	1,380,000	1,364,085
Series 2016-LC24, Class A4
2.942% due 10/15/2049	1,000,000	968,745

Total Non-Agency Mortgage-Backed Securities (Cost $14,981,857)		15,014,564

U.S. Government Agencies — 2.5%
Federal Farm Credit Banks Funding Corp.
2.64% due 4/8/2026	4,000,000	3,930,280

Total U.S. Government Agencies (Cost $3,977,646)		3,930,280

U.S. Government Securities — 12.9%
U.S. Treasury Notes
3.75% due 8/31/2026	20,000,000	20,028,906

Total U.S. Government Securities (Cost $19,939,857)		20,028,906

Commercial Paper — 0.8%
Wisconsin Public Service Corp.
4.911% due 10/1/2024	1,300,000	1,300,000

Total Commercial Paper (Cost $1,300,000)		1,300,000

U.S. Treasury Bills — 13.8%
U.S. Treasury Bills
4.109% due 5/15/2025(4)	10,000,000	9,751,158
4.166% due 6/12/2025(4)	12,000,000	11,671,010

Total U.S. Treasury Bills (Cost $21,415,846)		21,422,168

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $535,914, due 10/1/2024(5)	$535,892	$535,892

Total Repurchase Agreements (Cost $535,892)		535,892

Total Investments — 99.0% (Cost $153,061,039)		154,298,444

Assets in excess of other liabilities — 1.0%		1,500,276

Total Net Assets — 100.0%		$155,798,720

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2024, the aggregate market value of these securities amounted to $47,182,779, representing 30.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2024.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$526,300	$546,773

Open futures contracts at September 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2024	252	Long	$52,298,076	$52,477,031	$178,955

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2024	45	Short	$(4,868,395)	$(4,944,727)	$(76,332)
U.S. Ultra 10-Year Treasury Note	December 2024	6	Short	(707,793)	(709,781)	(1,988)

Total				$(5,576,188)	$(5,654,508)	$(78,320)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$37,229,127	$—	$37,229,127
Corporate Bonds & Notes	—	54,837,507	—	54,837,507
Non-Agency Mortgage-Backed Securities	—	15,014,564	—	15,014,564
U.S. Government Agencies	—	3,930,280	—	3,930,280
U.S. Government Securities	—	20,028,906	—	20,028,906
Commercial Paper	—	1,300,000	—	1,300,000
U.S. Treasury Bills	—	21,422,168	—	21,422,168
Repurchase Agreements	—	535,892	—	535,892

Total	$—	$154,298,444	$—	$154,298,444

Other Financial Instruments
Futures Contracts
Assets	$178,955	$—	$—	$178,955
Liabilities	(78,320)	—	—	(78,320)

Total	$100,635	$—	$—	$100,635

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 98.1%
Aerospace & Defense — 1.9%
Melrose Industries PLC (United Kingdom)	804,322	$4,919,639

		4,919,639

Automobile Components — 1.1%
Gentherm, Inc.(1)	58,620	2,728,761

		2,728,761

Banks — 5.3%
Ameris Bancorp	42,710	2,664,677
Pinnacle Financial Partners, Inc.	29,947	2,933,907
Prosperity Bancshares, Inc.	35,955	2,591,277
Webster Financial Corp.	57,369	2,673,969
Wintrust Financial Corp.	24,964	2,709,343

		13,573,173

Building Products — 4.6%
AAON, Inc.	32,574	3,512,780
AZEK Co., Inc.(1)	68,270	3,195,036
Carlisle Cos., Inc.	11,252	5,060,587

		11,768,403

Capital Markets — 2.3%
Cboe Global Markets, Inc.	12,469	2,554,524
Raymond James Financial, Inc.	26,176	3,205,513

		5,760,037

Chemicals — 4.9%
Ashland, Inc.	43,658	3,796,936
Olin Corp.	84,367	4,047,929
Westlake Corp.	32,020	4,812,286

		12,657,151

Commercial Services & Supplies — 0.9%
Republic Services, Inc.	11,961	2,402,247

		2,402,247

Construction & Engineering — 1.2%
API Group Corp.(1)	93,834	3,098,399

		3,098,399

Containers & Packaging — 2.8%
Crown Holdings, Inc.	42,473	4,072,311
International Paper Co.	65,680	3,208,468

		7,280,779

Distributors — 0.6%
LKQ Corp.	37,191	1,484,665

		1,484,665

Diversified Consumer Services — 1.3%
Service Corp. International	42,211	3,331,714

		3,331,714

Electrical Equipment — 3.4%
Atkore, Inc.	33,991	2,880,397
Regal Rexnord Corp.	34,886	5,786,890

		8,667,287

Electronic Equipment, Instruments & Components — 3.7%
Littelfuse, Inc.	15,644	4,149,571
Teledyne Technologies, Inc.(1)	12,333	5,397,661

		9,547,232

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 1.5%
Essent Group Ltd.	59,406	$3,819,212

		3,819,212

Food Products — 1.3%
Nomad Foods Ltd.	175,508	3,345,182

		3,345,182

Health Care Equipment & Supplies — 4.1%
Haemonetics Corp.(1)	41,158	3,308,280
Integer Holdings Corp.(1)	26,946	3,502,980
LivaNova PLC(1)	71,919	3,778,624

		10,589,884

Health Care Providers & Services — 2.8%
HealthEquity, Inc.(1)	58,691	4,803,858
Humana, Inc.	7,648	2,422,428

		7,226,286

Health Care Technology — 0.2%
Schrodinger, Inc.(1)	32,999	612,131

		612,131

Hotels, Restaurants & Leisure — 1.3%
Planet Fitness, Inc., Class A(1)	41,684	3,385,574

		3,385,574

Household Durables — 1.6%
Mohawk Industries, Inc.(1)	25,938	4,167,718

		4,167,718

Household Products — 1.3%
Church & Dwight Co., Inc.	32,750	3,429,580

		3,429,580

Industrial REITs — 1.7%
Terreno Realty Corp.	66,019	4,412,050

		4,412,050

Insurance — 7.0%
Arch Capital Group Ltd.(1)	39,358	4,403,373
Axis Capital Holdings Ltd.	53,468	4,256,588
First American Financial Corp.	60,243	3,976,640
HCI Group, Inc.	12,791	1,369,405
Reinsurance Group of America, Inc.	17,898	3,899,437

		17,905,443

Interactive Media & Services — 0.4%
Bumble, Inc., Class A(1)	155,685	993,270

		993,270

IT Services — 1.4%
Okta, Inc.(1)	47,375	3,521,858

		3,521,858

Life Sciences Tools & Services — 5.6%
Azenta, Inc.(1)	73,618	3,566,056
Bio-Rad Laboratories, Inc., Class A(1)	14,149	4,733,972
Bruker Corp.	48,824	3,371,786
Charles River Laboratories International, Inc.(1)	14,240	2,804,853

		14,476,667

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 1.1%
Ingersoll Rand, Inc.	27,633	$2,712,455

		2,712,455

Metals & Mining — 1.2%
Commercial Metals Co.	55,733	3,063,086

		3,063,086

Paper & Forest Products — 1.2%
Louisiana-Pacific Corp.	28,452	3,057,452

		3,057,452

Professional Services — 4.8%
CACI International, Inc., Class A(1)	4,236	2,137,316
Dun & Bradstreet Holdings, Inc.	312,704	3,599,223
TransUnion	31,983	3,348,620
WNS Holdings Ltd.(1)	62,952	3,318,200

		12,403,359

Residential REITs — 4.3%
American Homes 4 Rent, Class A	68,992	2,648,603
Mid-America Apartment Communities, Inc.	23,039	3,660,897
Sun Communities, Inc.	35,337	4,775,796

		11,085,296

Semiconductors & Semiconductor Equipment — 3.7%
Marvell Technology, Inc.	71,354	5,146,050
ON Semiconductor Corp.(1)	61,252	4,447,508

		9,593,558

Software — 8.4%
CCC Intelligent Solutions Holdings, Inc.(1)	309,478	3,419,732
Dynatrace, Inc.(1)	76,561	4,093,717
PagerDuty, Inc.(1)	152,510	2,829,060
Q2 Holdings, Inc.(1)	47,040	3,752,381
QXO, Inc.	202,858	3,199,070
Riskified Ltd., Class A(1)	245,937	1,163,282
Sprinklr, Inc., Class A(1)	138,485	1,070,489
SPS Commerce, Inc.(1)	10,910	2,118,395

		21,646,126

Specialized REITs — 3.2%
CubeSmart	63,060	3,394,520
SBA Communications Corp.	20,264	4,877,545

		8,272,065

Specialty Retail — 3.9%
Burlington Stores, Inc.(1)	13,631	3,591,496
Leslie’s, Inc.(1)	671,319	2,121,368
National Vision Holdings, Inc.(1)	102,671	1,120,140
Revolve Group, Inc.(1)	129,074	3,198,454

		10,031,458

Trading Companies & Distributors — 2.1%
Air Lease Corp.	81,569	3,694,260
United Rentals, Inc.	2,229	1,804,888

		5,499,148

Total Common Stocks (Cost $221,524,648)		252,468,345

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Exchange-Traded Funds — 1.5%
SPDR S&P Biotech ETF	38,346	$3,788,585

Total Exchange-Traded Funds (Cost $3,343,487)		3,788,585

	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $ 1,311,560, due 10/1/2024(2)	$1,311,505	1,311,505

Total Repurchase Agreements (Cost $1,311,505)		1,311,505

Total Investments — 100.1% (Cost $226,179,640)		257,568,435

Liabilities in excess of other assets — (0.1)%		(255,060)

Total Net Assets — 100.0%		$257,313,375

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$1,287,900	$1,337,864

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$247,548,706	$4,919,639	*	$—	$252,468,345
Exchange-Traded Funds	3,788,585	—		—	3,788,585
Repurchase Agreements	—	1,311,505		—	1,311,505

Total	$251,337,291	$6,231,144		$—	$257,568,435

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — 97.8%
Aerospace & Defense — 1.1%
L3Harris Technologies, Inc.	10,543	$2,507,863

		2,507,863

Banks — 2.4%
Bank of America Corp.	44,221	1,754,689
JPMorgan Chase & Co.	12,222	2,577,131
M&T Bank Corp.	6,332	1,127,856

		5,459,676

Beverages — 1.6%
Coca-Cola Co.	49,774	3,576,760

		3,576,760

Biotechnology — 4.6%
AbbVie, Inc.	28,326	5,593,818
Gilead Sciences, Inc.	33,283	2,790,447
Vertex Pharmaceuticals, Inc.(1)	4,315	2,006,820

		10,391,085

Broadline Retail — 1.2%
Amazon.com, Inc.(1)	15,115	2,816,378

		2,816,378

Capital Markets — 2.0%
Cboe Global Markets, Inc.	9,191	1,882,960
MSCI, Inc.	1,583	922,778
S&P Global, Inc.	3,511	1,813,853

		4,619,591

Chemicals — 0.8%
Sherwin-Williams Co.	4,895	1,868,275

		1,868,275

Construction & Engineering — 1.2%
AECOM	13,515	1,395,694
Stantec, Inc.	17,800	1,431,298

		2,826,992

Consumer Staples Distribution & Retail — 1.9%
Koninklijke Ahold Delhaize NV, ADR	45,754	1,580,801
Walmart, Inc.	34,358	2,774,408

		4,355,209

Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	24,602	1,104,876

		1,104,876

Electric Utilities — 2.7%
American Electric Power Co., Inc.	43,129	4,425,036
NextEra Energy, Inc.	21,504	1,817,733

		6,242,769

Electrical Equipment — 0.4%
Eaton Corp. PLC	2,941	974,765

		974,765

Entertainment — 0.8%
Electronic Arts, Inc.	13,071	1,874,904

		1,874,904

Financial Services — 4.8%
Fiserv, Inc.(1)	26,892	4,831,148
Mastercard, Inc., Class A	4,444	2,194,447

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — (continued)
Visa, Inc., Class A	14,424	$3,965,879

		10,991,474

Health Care Equipment & Supplies — 0.9%
Medtronic PLC	22,128	1,992,184

		1,992,184

Health Care Providers & Services — 4.9%
Cigna Group	6,923	2,398,404
McKesson Corp.	6,478	3,202,853
UnitedHealth Group, Inc.	9,524	5,568,492

		11,169,749

Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	503	2,118,696
Compass Group PLC, ADR	95,082	3,082,796
Yum! Brands, Inc.	15,401	2,151,674

		7,353,166

Household Products — 1.7%
Colgate-Palmolive Co.	12,710	1,319,425
Procter & Gamble Co.	15,061	2,608,565

		3,927,990

Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	17,992	1,007,192

		1,007,192

Insurance — 5.1%
American Financial Group, Inc.	8,551	1,150,965
Everest Group Ltd.	6,480	2,539,058
Marsh & McLennan Cos., Inc.	13,607	3,035,586
Progressive Corp.	7,192	1,825,042
Reinsurance Group of America, Inc.	5,827	1,269,528
Willis Towers Watson PLC	5,733	1,688,541

		11,508,720

Interactive Media & Services — 6.2%
Alphabet, Inc., Class C	61,455	10,274,662
Meta Platforms, Inc., Class A	6,782	3,882,288

		14,156,950

IT Services — 1.9%
Amdocs Ltd.	31,363	2,743,635
VeriSign, Inc.(1)	8,166	1,551,214

		4,294,849

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	1,358	840,018

		840,018

Media — 2.2%
Comcast Corp., Class A	65,975	2,755,776
New York Times Co., Class A	39,447	2,196,014

		4,951,790

Oil, Gas & Consumable Fuels — 2.6%
Exxon Mobil Corp.	12,883	1,510,145
Shell PLC, ADR	68,103	4,491,393

		6,001,538

Pharmaceuticals — 3.5%
Eli Lilly & Co.	3,848	3,409,097

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2024 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — (continued)
Merck & Co., Inc.	40,907	$4,645,399

		8,054,496

Professional Services — 5.0%
Automatic Data Processing, Inc.	13,656	3,779,025
Experian PLC, ADR	43,949	2,315,233
Genpact Ltd.	55,411	2,172,665
Paychex, Inc.	7,650	1,026,554
RELX PLC, ADR	43,326	2,056,252

		11,349,729

Semiconductors & Semiconductor Equipment — 7.5%
Analog Devices, Inc.	8,937	2,057,029
Applied Materials, Inc.	11,246	2,272,255
Broadcom, Inc.	48,420	8,352,450
NVIDIA Corp.	36,823	4,471,785

		17,153,519

Software — 16.1%
Adobe, Inc.(1)	6,461	3,345,377
Dolby Laboratories, Inc., Class A	20,321	1,555,166
Gen Digital, Inc.	44,854	1,230,345
Intuit, Inc.	5,688	3,532,248
Microsoft Corp.	44,007	18,936,212
Nice Ltd., ADR(1)	3,750	651,262
Oracle Corp.	28,972	4,936,829
ServiceNow, Inc.(1)	2,790	2,495,348

		36,682,787

Specialized REITs — 0.8%
Public Storage	5,096	1,854,282

		1,854,282

Specialty Retail — 2.3%
AutoZone, Inc.(1)	1,328	4,183,253
O’Reilly Automotive, Inc.(1)	893	1,028,379

		5,211,632

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	43,615	10,162,295
NetApp, Inc.	14,193	1,752,977

		11,915,272

Tobacco — 1.8%
Philip Morris International, Inc.	33,543	4,072,120

		4,072,120

Total Common Stocks (Cost $162,141,324)		223,108,600

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2024 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 1.52%, dated 9/30/2024, proceeds at maturity value of $3,671,396, due 10/1/2024(2)	$3,671,241	$3,671,241

Total Repurchase Agreements (Cost $3,671,241)		3,671,241

Total Investments — 99.4% (Cost $165,812,565)		226,779,841

Assets in excess of other liabilities — 0.6%		1,272,389

Total Net Assets — 100.0%		$228,052,230

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.875%	4/30/2026	$3,605,000	$3,744,685

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$223,108,600	$—	$—	$223,108,600
Repurchase Agreements	—	3,671,241	—	3,671,241

Total	$223,108,600	$3,671,241	$—	$226,779,841

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuations

The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Funds pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Funds.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value. Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded. Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue.

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of September 30, 2024, Guardian Core Plus Fixed Income VIP Fund held two illiquid securities, Guardian Large Cap Fundamental Growth VIP Fund held one illiquid security, and Guardian Mid Cap Relative Value VIP Fund held three illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of September 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of September 30, 2024 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of September 30, 2024, Guardian Large Cap Fundamental Growth VIP Fund had one security classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended September 30, 2024, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the period ended September 30, 2024, Guardian Select Mid Cap Core VIP Fund entered into equity futures contracts to equitize cash and keep the Fund fully invested.